Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES

	SHARES	VALUE

COMMON STOCKS - 26.7%

Communication Services - 2.5%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	600	$20,430
Verizon Communications, Inc.	1,205	66,600

		87,030

Entertainment - 0.7%
Activision Blizzard, Inc.	5,430	264,658
Electronic Arts, Inc.*	3,405	314,962

		579,620

Interactive Media & Services - 1.5%
Alphabet, Inc. - Class A*[1]	175	213,185
Alphabet, Inc. - Class C*[1]	180	219,002
Facebook, Inc. - Class A*	1,475	286,489
Tencent Holdings Ltd. - Class H (China)	9,340	435,178

		1,153,854

Media - 0.2%
Quebecor, Inc. - Class B (Canada)	3,140	71,137
Shaw Communications, Inc. - Class B (Canada)	3,530	69,193

		140,330

Total Communication Services		1,960,834

Consumer Discretionary - 2.3%
Automobiles - 0.1%
Honda Motor Co., Ltd. - ADR (Japan)	1,451	36,101

Distributors - 0.1%
Genuine Parts Co.	545	52,930

Hotels, Restaurants & Leisure - 0.0%##
Hilton Worldwide Holdings, Inc.	130	12,552

Household Durables - 0.2%
Sony Corp. - ADR (Japan)	2,665	151,532

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.*[1]	150	280,017
Booking Holdings, Inc.*[1]	160	301,858

		581,875

Multiline Retail - 0.3%
B&M European Value Retail S.A. (United Kingdom)	16,240	72,895
Dollar General Corp.	580	77,732
Target Corp.	725	62,640

		213,267

Specialty Retail - 0.5%
The Home Depot, Inc.	505	107,913

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
Industria de Diseno Textil S.A. (Spain)	8,040	$240,576
O’Reilly Automotive, Inc.*	120	45,691

		394,180

Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc.*	1,520	290,457
VF Corp.	358	31,286

		321,743

Total Consumer Discretionary		1,764,180

Consumer Staples - 3.3%
Beverages - 1.6%
Ambev S.A. - ADR (Brazil)[1]	14,350	75,624
Anheuser-Busch InBev S.A./N.V. (Belgium)	3,265	328,253
The Coca-Cola Co.	5,340	281,044
Diageo plc (United Kingdom)	4,475	186,609
Molson Coors Brewing Co. - Class B	735	39,683
PepsiCo, Inc.	2,695	344,448

		1,255,661

Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	700	38,143
Walmart, Inc.	1,023	112,919

		151,062

Food Products - 1.0%
J&J Snack Foods Corp.	330	61,327
Mondelez International, Inc. - Class A	7,402	395,933
Nestle S.A. (Switzerland)	2,770	293,862

		751,122

Household Products - 0.1%
Colgate-Palmolive Co.	1,246	89,388
Kimberly-Clark Corp.	256	34,726

		124,114

Personal Products - 0.4%
Unilever plc - ADR (United Kingdom)	5,342	321,161

Total Consumer Staples		2,603,120

Energy - 1.4%
Energy Equipment & Services - 0.5%
Halliburton Co.	7,790	179,170
Schlumberger Ltd.[1]	3,100	123,907
Transocean Ltd.*[1]	8,420	51,194

		354,271

1

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 0.9%
BP plc - ADR (United Kingdom)[1]	1,780	$70,737
Chevron Corp.[1]	1,215	149,579
China Petroleum & Chemical Corp. - ADR (China)[1]	899	57,689
Equinor ASA - ADR (Norway)	1,729	30,793
Exxon Mobil Corp.	1,635	121,579
Hess Corp.	690	44,740
Marathon Petroleum Corp.	665	37,499
Occidental Petroleum Corp.	1,010	51,874
Petroleo Brasileiro S.A. - ADR (Brazil)	3,061	41,997
Royal Dutch Shell plc - Class B - ADR (Netherlands)	590	37,447
TOTAL S.A. - ADR (France)	1,016	52,568
Valero Energy Corp.	379	32,310

		728,812

Total Energy		1,083,083

Financials - 3.5%
Banks - 1.2%
Bank of America Corp.[1]	7,482	229,548
Citigroup, Inc.[1]	2,438	173,488
JPMorgan Chase & Co.	2,253	261,348
KeyCorp.	1,810	33,250
The PNC Financial Services Group, Inc.	175	25,008
Regions Financial Corp.	1,160	18,479
U.S. Bancorp.	1,005	57,436
Wells Fargo & Co.	3,826	185,217

		983,774

Capital Markets - 1.5%
Ares Management Corp. - Class A1	1,195	34,954
Barings BDC, Inc.	1,897	18,723
BlackRock, Inc.[1]	245	114,582
The Blackstone Group, Inc. - Class A1	1,395	66,932
Cboe Global Markets, Inc.[1]	1,310	143,196
The Charles Schwab Corp.	3,150	136,143
CME Group, Inc.[1]	770	149,703
E*TRADE Financial Corp.	1,440	70,258
Intercontinental Exchange, Inc.	1,660	145,848
Moody’s Corp.	740	158,612
S&P Global, Inc.	600	146,970

		1,185,921

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. - Class B*[1]	1,765	362,584

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance - 0.3%
The Allstate Corp.[1]	280	$30,072
American International Group, Inc.	520	29,115
Arthur J. Gallagher & Co.	470	42,502
Assurant, Inc.	180	20,405
Chubb Ltd.[1]	217	33,166
Fidelity National Financial, Inc.	465	19,939
Lincoln National Corp.	300	19,602
Principal Financial Group, Inc.	335	19,443

		214,244

Total Financials		2,746,523

Health Care - 4.4%
Biotechnology - 0.9%
AbbVie, Inc.[1]	881	58,692
Amgen, Inc.[1]	385	71,833
BioMarin Pharmaceutical, Inc.*[1]	1,480	117,394
Gilead Sciences, Inc.	862	56,478
Incyte Corp.*	1,600	135,872
Seattle Genetics, Inc.*	1,940	146,877
Vertex Pharmaceuticals, Inc.*	820	136,628

		723,774

Health Care Equipment & Supplies - 0.9%
Alcon, Inc. (Switzerland)*	990	58,162
Medtronic plc[1]	6,191	631,111

		689,273

Health Care Providers & Services - 0.1%
CVS Health Corp.[1]	817	45,646

Pharmaceuticals - 2.5%
AstraZeneca plc (United Kingdom)	320	27,646
Bristol-Myers Squibb Co.[1]	1,565	69,502
GlaxoSmithKline plc (United Kingdom)	940	19,440
Johnson & Johnson	5,080	661,518
Kyowa Kirin Co. Ltd. (Japan)	3,900	64,276
Merck & Co., Inc.	3,041	252,373
Merck KGaA (Germany)	2,560	261,105
Novartis AG - ADR (Switzerland)	5,405	494,990
Pfizer, Inc.	2,632	102,227
Sanofi (France)	450	37,499

		1,990,576

Total Health Care		3,449,269

Industrials - 1.4%

Aerospace & Defense - 0.3%
The Boeing Co.[1]	279	95,189

2

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp.	159	$57,585
United Technologies Corp.	544	72,678

		225,452

Air Freight & Logistics - 0.1%
United Parcel Service, Inc. - Class B	1,037	123,890

Building Products - 0.1%
Johnson Controls International plc[1]	1,930	81,909

Commercial Services & Supplies - 0.3%
Covanta Holding Corp.	3,310	56,998
Republic Services, Inc.	435	38,563
Waste Management, Inc.	1,192	139,464

		235,025

Electrical Equipment - 0.1%
Eaton Corp. plc	374	30,739
Emerson Electric Co.	548	35,554

		66,293

Industrial Conglomerates - 0.2%
3M Co.	438	76,527
Honeywell International, Inc.	398	68,639

		145,166

Machinery - 0.1%
Caterpillar, Inc.[1]	359	47,270
Illinois Tool Works, Inc.	224	34,548

		81,818

Road & Rail - 0.2%
Kansas City Southern	620	76,719
Union Pacific Corp.	410	73,780

		150,499

Total Industrials		1,110,052

Information Technology - 3.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.[1]	1,860	103,044

Electronic Equipment, Instruments & Components - 0.1%
Cognex Corp.	1,510	66,455

IT Services - 1.7%
International Business Machines Corp.	526	77,974
InterXion Holding N.V. (Netherlands)*[1]	3,600	271,080
Mastercard, Inc. - Class A	1,810	492,809
Visa, Inc. - Class A	2,710	482,380

		1,324,243

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.[1]	223	$64,668
Intel Corp.	4,093	206,901
Micron Technology, Inc.*	3,030	136,017
Texas Instruments, Inc.	561	70,131

		477,717

Software - 1.3%
Microsoft Corp.	5,250	715,418
ServiceNow, Inc.*	1,060	294,033

		1,009,451

Total Information Technology		2,980,910

Materials - 0.7%
Chemicals - 0.3%
Corteva, Inc.	421	12,420
Dow, Inc.	980	47,471
DuPont de Nemours, Inc.	421	30,379
FMC Corp.	870	75,185
RPM International, Inc.	965	65,456

		230,911

Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	6,635	98,596
Sealed Air Corp.	1,195	49,939

		148,535

Metals & Mining - 0.2%
BHP Group Ltd. - ADR (Australia)[1]	1,181	64,872
Rio Tinto plc - ADR (Australia)	902	51,486

		116,358

Total Materials		495,804

Real Estate - 3.2%
Equity Real Estate Investment Trusts (REITS) - 3.2%
Acadia Realty Trust[1]	295	8,281
Agree Realty Corp.[1]	175	11,699
Alexandria Real Estate Equities, Inc.[1]	70	10,245
American Campus Communities, Inc.[1]	285	13,324
American Homes 4 Rent - Class A1	1,895	45,878
American Tower Corp.[1]	730	154,483
Americold Realty Trust[1]	795	26,656
Apartment Investment & Management Co. - Class A1	639	31,656
AvalonBay Communities, Inc.[1]	445	92,912
Boston Properties, Inc.[1]	370	49,191
Brandywine Realty Trust[1]	2,235	32,966
Camden Property Trust[1]	250	25,927
Chesapeake Lodging Trust[1]	425	11,675

3

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Community Healthcare Trust, Inc.	1,260	$51,773
Cousins Properties, Inc.	1,551	54,564
Crown Castle International Corp.	615	81,955
CubeSmart	380	12,901
Digital Realty Trust, Inc.	240	27,446
Douglas Emmett, Inc.	425	17,348
Equinix, Inc.	710	356,491
Equity LifeStyle Properties, Inc.	180	22,365
Equity Residential	605	47,728
Essential Properties Realty Trust, Inc.	919	19,409
Essex Property Trust, Inc.	135	40,800
Extra Space Storage, Inc.	135	15,173
Federal Realty Investment Trust	65	8,581
First Industrial Realty Trust, Inc.	430	16,422
Getty Realty Corp.	505	15,140
HCP, Inc.	905	28,897
Healthcare Realty Trust, Inc.	1,395	44,612
Healthcare Trust of America, Inc. - Class A	1,900	51,167
Hibernia REIT plc (Ireland)	8,800	14,710
Host Hotels & Resorts, Inc.	1,660	28,867
Independence Realty Trust, Inc.	3,945	48,721
Invitation Homes, Inc.	1,597	43,870
Jernigan Capital, Inc.	2,360	46,822
Kimco Realty Corp.	765	14,696
Lexington Realty Trust	3,615	35,680
Liberty Property Trust	455	23,796
Mid-America Apartment Communities, Inc.	175	20,622
National Retail Properties, Inc.	305	15,933
National Storage Affiliates Trust	330	9,996
Physicians Realty Trust	3,075	52,921
Plymouth Industrial REIT, Inc.	1,386	25,752
Prologis, Inc.	1,055	85,044
Public Storage	175	42,483
Realty Income Corp.	140	9,689
SBA Communications Corp.*	650	159,516
Simon Property Group, Inc.	425	68,935
STAG Industrial, Inc.	1,350	40,122
STORE Capital Corp.	285	9,750
Sun Communities, Inc.	295	39,179
Sunstone Hotel Investors, Inc.	1,115	14,729
UDR, Inc.	505	23,260
UMH Properties, Inc.	615	8,087
Urban Edge Properties	1,115	18,654
Ventas, Inc.	675	45,421

	SHARES/ PRINCIPAL AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
VEREIT, Inc.	3,025	$27,588
Vornado Realty Trust	275	17,688
Weingarten Realty Investors	725	20,235
Welltower, Inc.	415	34,495

Total Real Estate		2,474,926

Utilities - 0.2%
Electric Utilities - 0.0%##
Exelon Corp.	625	28,162

Independent Power and Renewable Electricity Producers - 0.1%
Boralex, Inc. - Class A (Canada)	1,185	17,921
Innergex Renewable Energy, Inc. (Canada)	1,975	22,491
Northland Power, Inc. (Canada)	1,195	22,745
Pattern Energy Group, Inc. - Class A	1,170	26,828

		89,985

Multi-Utilities - 0.1%
CMS Energy Corp.[1]	890	51,816

Total Utilities		169,963

TOTAL COMMON STOCKS (Identified Cost $18,832,055)		20,838,664

CORPORATE BONDS - 18.9%

Non-Convertible Corporate Bonds - 18.9%
Communication Services - 2.6%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.[1], 4.25%, 3/1/2027	520,000	559,310
Verizon Communications, Inc., 5.50%, 3/16/2047	700,000	881,518

		1,440,828

Media - 0.8%
Discovery Communications LLC, 5.20%, 9/20/2047	550,000	585,211

Wireless Telecommunication Services - 0.0%##
Sprint Corp., 7.125%, 6/15/2024	15,000	16,425

Total Communication Services		2,042,464

Consumer Discretionary - 2.4%
Automobiles - 1.2%
General Motors Co.[3], (3 mo. LIBOR US + 0.900%), 3.353%, 9/10/2021	375,000	375,071

4

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Automobiles (continued)
General Motors Financial Co., Inc., 3.15%, 1/15/2020	560,000	$560,838

		935,909

Diversified Consumer Services - 0.0%##
GEMS MENASA Cayman Ltd. - GEMS Education Delaware, LLC (United Arab Emirates)[4], 7.125%, 7/31/2026	30,000	30,638

Household Durables - 0.1%
Ashton Woods USA LLC - Ashton Woods Finance Co.[4], 6.75%, 8/1/2025	10,000	9,725
LGI Homes, Inc.[4], 6.875%, 7/15/2026	50,000	50,875
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	35,000	34,738

		95,338

Internet & Direct Marketing Retail - 1.1%
Booking Holdings, Inc., 3.60%, 6/1/2026	790,000	829,691

Specialty Retail - 0.0%##
Staples, Inc.[4], 7.50%, 4/15/2026	30,000	30,675

Total Consumer Discretionary		1,922,251

Consumer Staples - 0.4%
Beverages - 0.4%
Constellation Brands, Inc., 3.875%, 11/15/2019	280,000	280,935

Energy - 4.0%
Energy Equipment & Services - 0.1%
Nabors Industries, Inc., 5.50%, 1/15/2023	20,000	18,700
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.25%, 2/15/2025	30,000	27,600

		46,300

Oil, Gas & Consumable Fuels - 3.9%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[4], 5.75%, 1/15/2028	30,000	28,012
Bruin E&P Partners, LLC[1,4], 8.875%, 8/1/2023	20,000	14,950
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	36,000	34,560

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating LP, 6.50%, 2/1/2042	390,000	$461,788
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	40,000	41,240
Jonah Energy LLC - Jonah Energy
Finance Corp.[4], 7.25%, 10/15/2025	55,000	21,725
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	460,000	596,012
Kinder Morgan, Inc., 3.05%, 12/1/2019	560,000	560,558
Lonestar Resources America, Inc. [4], 11.25%, 1/1/2023	20,000	18,700
Moss Creek Resources Holdings, Inc.[4], 10.50%, 5/15/2027	5,000	4,400
NuStar Logistics LP, 6.75%, 2/1/2021	20,000	20,900
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	45,000	46,053
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	650,000	741,169
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	30,000	29,512
Southwestern Energy Co.[5], 6.20%, 1/23/2025	50,000	43,125
W&T Offshore, Inc.[4], 9.75%, 11/1/2023	20,000	19,150
The Williams Companies, Inc., 3.75%, 6/15/2027	400,000	411,882

		3,093,736

Total Energy		3,140,036

Financials - 6.0%
Banks - 3.5%
Bank of America Corp.[1], 4.00%, 1/22/2025	780,000	818,724
Citigroup, Inc.[1], 8.125%, 7/15/2039	270,000	435,086
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	550,000	556,964
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	380,000	402,896
Santander Holdings USA, Inc., 4.50%, 7/17/2025	520,000	551,561

		2,765,231

Capital Markets - 1.5%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	20,000	20,800

5

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	260,000	$276,601
Morgan Stanley[3], (3 mo. LIBOR US + 1.220%), 3.78%, 5/8/2024	860,000	871,997

		1,169,398

Consumer Finance - 0.1%
SLM Corp., 5.125%, 4/5/2022	40,000	40,400

Diversified Financial Services - 0.2%
Fidelity & Guaranty Life Holdings, Inc.[4], 5.50%, 5/1/2025	40,000	41,800
FS Energy & Power Fund[4], 7.50%, 8/15/2023	40,000	40,800
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[4,7], 6.50%, 9/15/2024	20,000	19,912
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[4], 10.50%, 6/1/2024	20,000	19,800

		122,312

Insurance - 0.7%
GTCR AP Finance, Inc.[4], 8.00%, 5/15/2027	5,000	5,112
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	500,000	534,385

		539,497

Thrifts & Mortgage Finance - 0.0%##
Radian Group, Inc., 4.875%, 3/15/2027	40,000	40,100

Total Financials		4,676,938

Health Care - 0.6%
Health Care Providers & Services - 0.6%
HCA, Inc., 4.125%, 6/15/2029	440,000	450,723

Industrials - 1.7%
Airlines - 0.1%
American Airlines Group, Inc.[1,4], 5.50%, 10/1/2019	95,000	95,313

Commercial Services & Supplies - 0.0%##
The ADT Security Corp.[1], 5.25%, 3/15/2020	25,000	25,187

Construction & Engineering - 0.1%
HC2 Holdings, Inc.[4], 11.50%, 12/1/2021	10,000	8,700

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering (continued)
Tutor Perini Corp.[4], 6.875%, 5/1/2025	36,000	$35,325

		44,025

Industrial Conglomerates - 0.6%
General Electric Co.[6,8], (3 mo. LIBOR US + 3.330%), 5.00%	500,000	484,375

Machinery - 0.0%##
The Manitowoc Co., Inc.[4], 9.00%, 4/1/2026	10,000	10,075

Marine - 0.1%
American Tanker, Inc. (Norway)[4], 9.25%, 2/22/2022	20,000	20,204
Global Ship Lease, Inc. (United Kingdom)[4], 9.875%, 11/15/2022	45,000	45,675

		65,879

Trading Companies & Distributors - 0.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland)[1], 4.45%, 10/1/2025	530,000	560,644
Fortress Transportation & Infrastructure Investors, LLC[4], 6.50%, 10/1/2025	35,000	36,269

		596,913

Total Industrials		1,321,767

Information Technology - 0.1%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	40,000	42,380

Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	39,000	38,610

Total Information Technology		80,990

Materials - 0.9%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	20,000	20,525

Containers & Packaging - 0.0%##
ARD Securities Finance S.A.R.L (Luxembourg)[4,7], 8.75%, 1/31/2023	5,000	5,162
Mauser Packaging Solutions Holding Co.[4], 7.25%, 4/15/2025	20,000	18,950

		24,112

6

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	PRINCIPAL
	AMOUNT2 / SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 0.9%
Mountain Province Diamonds, Inc. (Canada)[4], 8.00%, 12/15/2022	40,000	$39,650
Northwest Acquisitions ULC - Dominion Finco, Inc. 4, 7.125%, 11/1/2022	45,000	30,600
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	580,000	589,835
Techniplas LLC[4], 10.00%, 5/1/2020	35,000	30,450

		690,535

Total Materials		735,172

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	95,000	94,677

Real Estate Management & Development - 0.1%
Five Point Operating Co. LP - Five Point Capital Corp.[4], 7.875%, 11/15/2025	30,000	30,001
Forestar Group, Inc.[4], 8.00%, 4/15/2024	25,000	26,625

		56,626

Total Real Estate		151,303

TOTAL CORPORATE BONDS (Identified Cost $14,257,841)		14,802,579

MUTUAL FUND - 0.1%
iShares Russell 1000 Value ETF (Identified Cost $55,284)	455	58,440

U.S. TREASURY SECURITIES - 25.3%

U.S. Treasury Bonds - 1.5%
U.S. Treasury Bond, 2.50%, 2/15/2045	827,000	823,511
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	376,726	382,548

Total U.S. Treasury Bonds (Identified Cost $1,096,409)		1,206,059

U.S. Treasury Notes - 23.8%
U.S. Treasury Inflation Indexed Note[1], 0.125%, 4/15/2020	3,148,716	3,111,874
U.S. Treasury Note, 1.75%, 5/15/2022	1,565,000	1,560,232
U.S. Treasury Note, 2.50%, 8/15/2023	5,940,000	6,088,732

	PRINCIPAL AMOUNT[2]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.50%, 5/15/2024	1,520,000	$1,564,709
U.S. Treasury Note, 2.125%, 5/15/2025	1,525,000	1,544,301
U.S. Treasury Note, 1.625%, 5/15/2026	1,585,000	1,554,043
U.S. Treasury Note, 2.375%, 5/15/2027	1,555,000	1,602,014
U.S. Treasury Note, 2.75%, 2/15/2028	1,455,000	1,542,073

Total U.S. Treasury Notes (Identified Cost $18,301,878)		18,567,978

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $19,398,287)		19,774,037

ASSET-BACKED SECURITIES - 4.9%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A1,4, 3.561%, 7/15/2030	227,151	227,880
Invitation Homes Trust, Series 2017-SFR2, Class A3,4, (1 mo. LIBOR US + 0.850%), 3.164%, 12/17/2036	75,932	75,779
Invitation Homes Trust, Series 2017-SFR2, Class B3,4, (1 mo. LIBOR US + 1.150%), 3.464%, 12/17/2036	60,000	59,910
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[4], 2.82%, 2/15/2068	268,174	269,693
Navient Student Loan Trust, Series 2019-2A, Class A2[3,4], (1 mo. LIBOR US + 1.000%), 3.266%, 2/27/2068	550,000	556,235
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	150,000	149,934
Progress Residential Trust, Series 2019-SFR2, Class A4, 3.147%, 5/17/2036	280,000	283,860
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	91,838	92,459
SoFi Consumer Loan Program LLC, Series 2016-5, Class A4, 3.06%, 9/25/2028	103,605	103,958
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[4], 2.14%, 9/25/2026	2,480	2,479

7

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Consumer Loan Program Trust, Series 2019-2, Class A4, 3.01%, 4/25/2028	211,284	$212,153
SoFi Consumer Loan Program Trust, Series 2019-3, Class A4, 2.90%, 5/25/2028	262,984	263,712
SoFi Professional Loan Program LLC, Series 2015-D, Class A2[4], 2.72%, 10/27/2036	79,735	79,959
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B4, 2.74%, 10/25/2032	64,362	64,558
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B4, 2.49%, 1/25/2036	240,006	239,819
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	35,573	35,475
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	75,000	75,535
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A4, 2.39%, 2/25/2042	82,731	82,660
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,9], 2.50%, 10/25/2056	196,525	195,391
Towd Point Mortgage Trust, Series 2017-1, Class A1[4,9], 2.75%, 10/25/2056	179,092	179,751
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[3,4], (1 mo. LIBOR US + 1.000%), 3.266%, 10/25/2048	172,764	173,708
Tricon American Homes Trust,
Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	216,687	216,197
Tricon American Homes Trust, Series 2017-SFR2, Class A4, 2.928%, 1/17/2036	199,498	201,314

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,817,412)		3,842,419

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.0%

Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A1,4, 3.531%, 10/15/2034	260,000	268,373
CIM Trust, Series 2019-INV1, Class A1[4,9], 4.00%, 2/25/2049	109,878	111,965
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[1,4,9], 2.50%, 5/25/2043	141,845	138,790

	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,9], 2.13%, 2/25/2043	91,502	$89,728
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	311,583	322,620
Fannie Mae-Aces, Series 2017-M15, Class A1[9], 2.959%, 9/25/2027	274,591	284,322
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	349,408	361,795
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	341,241	355,894
FREMF Mortgage Trust, Series 2011-K13, Class B4,9, 4.612%, 1/25/2048	321,504	329,838
FREMF Mortgage Trust, Series 2014-K41, Class B4,9, 3.832%, 11/25/2047	273,000	287,051
FREMF Mortgage Trust, Series 2014-K716, Class B4,9, 3.948%, 8/25/2047	451,000	462,518
Government National Mortgage Association, Series 2012-113, Class PY, 2.50%, 9/20/2042	250,000	242,933
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	319,326	317,439
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,9], 3.50%, 5/25/2043	78,293	79,599
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,9], 3.00%, 6/25/2029	99,539	100,738
JP Morgan Mortgage Trust, Series 2017-2, Class A5[4,9], 3.50%, 5/25/2047	295,905	299,959
JP Morgan Mortgage Trust, Series 2017-2, Class A6[4,9], 3.00%, 5/25/2047	317,824	319,363
JP Morgan Mortgage Trust, Series 2017-3, Class 1A3[4,9], 3.50%, 8/25/2047	296,559	300,942
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,9], 3.75%, 11/25/2054	83,703	85,921
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,9], 3.75%, 8/25/2055	94,350	96,893
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,9], 3.75%, 11/25/2056	126,755	130,073
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043	112,846	112,996

8

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, (1 mo. LIBOR US + 1.220%), 3.545%, 11/15/2027		254,399	$253,868
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A4,9, 2.86%, 12/25/2035		280,000	279,534
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A3,4, (1 mo. LIBOR US + 1.050%), 3.375%, 12/15/2033		175,000	174,009
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,9], 4.869%, 2/15/2044		338,871	347,647
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,9], 3.50%, 3/20/2045		85,000	85,395

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,186,364)			6,240,203

FOREIGN GOVERNMENT BONDS - 2.8%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	33,000	25,834
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		1,000,000	1,003,433
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		600,000	599,400
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	733,000	38,314
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	275,000	14,122
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	504,000	25,758
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	92,000	4,853
Svensk Exportkredit AB (Sweden)[1], 1.125%, 8/28/2019		504,000	503,536

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $2,215,205)			2,215,250

U.S. GOVERNMENT AGENCIES - 12.4%

Mortgage-Backed Securities - 12.4%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		9,762	9,904
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		11,643	11,808
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033		312,975	327,051

	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	72,985	$77,804
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	83,460	89,136
Fannie Mae, Pool #FM1158, 3.50%, 6/1/2034	307,859	318,450
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	77,069	86,192
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	39,915	44,570
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	45,552	51,805
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	100,320	108,185
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	81,490	91,188
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	79,137	90,036
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	71,301	75,574
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	632,967	657,751
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	299,530	311,026
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	94,404	98,724
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	302,236	306,720
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	96,077	100,845
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	106,409	112,271
Fannie Mae, Pool #CA1720, 5.00%, 5/1/2048	604,964	648,129
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	657,560	692,658
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048	110,895	116,335
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	588,891	630,913
Fannie Mae, Pool #MA3521, 4.00%, 11/1/2048	961,196	994,673
Fannie Mae, Pool #MA3527, 5.00%, 11/1/2048	514,758	546,573
Fannie Mae, Pool #BN0622, 4.50%, 1/1/2049	300,799	316,080
Fannie Mae, Pool #AL8674, 5.65%, 1/1/2049	140,046	155,471
Fannie Mae, Pool #MA3692, 3.50%, 7/1/2049	602,486	617,517
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	109,067	116,560

9

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	35,867	$ 40,824
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	34,891	38,825
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	31,315	34,853
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	138,458	149,509
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	147,331	159,090
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	117,365	126,709
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	167,973	175,152
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	101,994	106,541
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	217,610	228,831
Freddie Mac, Pool #Q45878, 3.00%, 12/1/2046	301,494	305,763
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	201,960	211,817
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	261,042	278,073

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $9,522,996)		9,659,936

	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.8%
Dreyfus Government Cash Management, Institutional Shares, 2.22%[10],
(Identified Cost $2,193,730)	2,193,730	$2,193,730

TOTAL INVESTMENTS IN SECURITIES - 101.9%
(Identified Cost $76,479,174)		79,625,258

TOTAL OPTIONS WRITTEN — 0.0%## (Premiums Received $7,591)		(9,357)

TOTAL INVESTMENTS - 101.9%		79,615,901
LIABILITIES, LESS OTHER ASSETS - (1.9%)		(1,457,202)

NET ASSETS - 100%		$78,158,699

ADR - American Depositary Receipt
CAD - Canadian Dollar
ETF - Exchange-traded fund
MXN - Mexican Peso

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[2]	VALUE
Call
Electronic Arts, Inc.	13	08/02/2019	$89.00	120	$(4,355)

Put
Equinix, Inc.	2	08/16/2019	480.00	100	(932)
Cboe Global Markets, Inc.	10	08/23/2019	105.00	109	(900)
ServiceNow, Inc.	4	08/23/2019	270.00	111	(1,784)
Facebook, Inc. - Class A	6	08/30/2019	$185.00	117	(1,386)

					(5,002)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(9,357)

* Non-income producing security.

## Less than 0.1%.

1A portion of this security is designated as collateral for options contracts written. As of July 31, 2019, the total value of such securities was $11,205,199.

2Amount is stated in USD unless otherwise noted.

3Floating rate security. Rate shown is the rate in effect as of July 31, 2019.

10

Investment Portfolio - July 31, 2019

(unaudited)

[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $8,949,767, or 11.5% of the Series’ net assets as of July 31, 2019.

[5]

Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

[6]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2019.
[7]	Represents a Payment-In-Kind bond.
[8]	Security is perpetual in nature and has no stated maturity date.
[9]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2019.

[10]	Rate shown is the current yield as of July 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$1,960,834	$1,525,656	$435,178	$—
Consumer Discretionary	1,764,180	1,450,709	313,471	—
Consumer Staples	2,603,120	1,794,396	808,724	—
Energy	1,083,083	1,083,083	—	—
Financials	2,746,523	2,746,523	—	—
Health Care	3,449,269	3,039,303	409,966	—
Industrials	1,110,052	1,110,052	—	—
Information Technology	2,980,910	2,980,910	—	—
Materials	495,804	495,804	—	—
Real Estate	2,474,926	2,460,216	14,710	—
Utilities	169,963	169,963	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	29,433,973	—	29,433,973	—
Corporate debt:
Communication Services	2,042,464	—	2,042,464	—
Consumer Discretionary	1,922,251	—	1,922,251	—
Consumer Staples	280,935	—	280,935	—
Energy	3,140,036	—	3,140,036	—
Financials	4,676,938	—	4,676,938	—
Health Care	450,723	—	450,723	—
Industrials	1,321,767	—	1,321,767	—

11

Investment Portfolio - July 31, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Information Technology	$80,990	$—	$80,990	$—
Materials	735,172	—	735,172	—
Real Estate	151,303	—	151,303	—
Asset-backed securities	3,842,419	—	3,842,419	—
Commercial mortgage-backed securities	6,240,203	—	6,240,203	—
Foreign government bonds	2,215,250	—	2,215,250	—
Mutual funds	2,252,170	2,252,170	—	—

Total assets	79,625,258	21,108,785	58,516,473	—

Liabilities:
Other financial instruments*:
Equity contracts	(9,357)	(8,457)	(900)	—

Total liabilities	(9,357)	(8,457)	(900)	—

Total	$79,615,901	$21,100,328	$58,515,573	$—

#Includes certain foreign securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS - 49.0%

Communication Services - 6.8%
Diversified Telecommunication Services - 0.1%
Elisa OYJ (Finland)	1,219	$57,324
Orange S.A. (France)	1,280	18,973
Telefonica Brasil S.A. (Brazil)	600	8,205

		84,502

Entertainment - 2.0%
Activision Blizzard, Inc.	29,635	1,444,410
Electronic Arts, Inc.*	16,870	1,560,475
Nexon Co. Ltd. (Japan)*	8,132	128,717
Sea Ltd. - ADR (Thailand)*	1,920	67,392
Toho Co. Ltd. - Tokyo (Japan)	1,300	50,475
Viacom, Inc. - Class B	193	5,858
Vivendi S.A. (France)	650	18,054

		3,275,381

Interactive Media & Services - 4.2%
Alphabet, Inc. - Class A*	1,000	1,218,200
Alphabet, Inc. - Class C*	1,005	1,222,763
Autohome, Inc. - ADR (China)*	495	42,075
Facebook, Inc. - Class A*	8,270	1,606,282
Kakao Corp. (South Korea)	510	54,329
Tencent Holdings Ltd. - Class H (China)	57,978	2,701,367

		6,845,016

Media - 0.5%
Informa plc (United Kingdom)	5,480	58,021
Quebecor, Inc. - Class B (Canada)	17,175	389,099
Shaw Communications, Inc. - Class B (Canada)	20,110	394,185

		841,305

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	405	17,095

Total Communication Services		11,063,299

Consumer Discretionary - 5.2%
Auto Components - 0.0%##
Cie Generale des Etablissements Michelin SCA (France)	120	13,266

Automobiles - 0.0%##
Peugeot S.A. (France)	370	8,733
Trigano S.A. (France)	105	10,535

		19,268

Distributors - 0.0%##
Genuine Parts Co.	76	7,381

Diversified Consumer Services - 0.1%
Fu Shou Yuan International Group Ltd. (China)	47,000	40,162

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Diversified Consumer Services (continued)
New Oriental Education & Technology Group, Inc. - ADR (China)*	495	$51,633
TAL Education Group - ADR (China)*	1,325	42,665

		134,460

Hotels, Restaurants & Leisure - 0.2%
Basic-Fit N.V. (Netherlands)*[1]	1,245	39,348
Galaxy Entertainment Group Ltd. (Macau)	6,000	40,844
Hilton Worldwide Holdings, Inc.	235	22,689
Jollibee Foods Corp. (Philippines)	3,740	19,005
Melco Resorts & Entertainment Ltd. - ADR (Hong Kong)	1,230	27,638
MGM China Holdings Ltd. (Macau)	16,800	27,453
Restaurant Brands International, Inc. (Canada)	520	38,324
Sands China Ltd. (Macau)	8,400	40,319
Wynn Macau Ltd. (Macau)	18,400	41,286

		296,906

Household Durables - 0.6%
Sony Corp. - ADR (Japan)	15,070	856,880
Sony Corp. (Japan)	900	51,187

		908,067

Internet & Direct Marketing Retail - 2.1%
Alibaba Group Holding Ltd. - ADR (China)*	420	72,706
Amazon.com, Inc.*	855	1,596,097
Booking Holdings, Inc.*	870	1,641,351
Despegar.com Corp. (Argentina)*[2]	870	11,319
Farfetch Ltd. - Class A (United Kingdom)*	545	10,954

		3,332,427

Leisure Products - 0.1%
Technogym S.p.A. (Italy)[1]	3,725	40,013
Thule Group AB (Sweden)[1]	2,620	57,229

		97,242

Multiline Retail - 0.0%##
B&M European Value Retail S.A. (United Kingdom)	4,790	21,500
Kohl’s Corp.	104	5,601
Lojas Renner S.A. (Brazil)	1,100	13,619

		40,720

Specialty Retail - 0.9%
Best Buy Co., Inc.	122	9,337
The Gap, Inc.	222	4,329

1

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
The Home Depot, Inc.	229	$48,935
Industria de Diseno Textil S.A. (Spain)	49,340	1,476,370

		1,538,971

Textiles, Apparel & Luxury Goods - 1.2%
ANTA Sports Products Ltd. (China)	4,000	29,860
EssilorLuxottica S.A. (France)	195	26,396
Hermes International (France)	20	14,048
Kering S.A. (France)	50	25,826
Kontoor Brands, Inc.*	20	587
lululemon athletica, Inc.*	9,435	1,802,934
LVMH Moet Hennessy Louis Vuitton SE (France)	155	64,024
Shenzhou International Group Holdings Ltd. (China)	3,500	48,274
VF Corp.	143	12,497

		2,024,446

Total Consumer Discretionary		8,413,154

Consumer Staples - 7.8%
Beverages - 4.1%
Ambev S.A. - ADR (Brazil)	88,365	465,684
Ambev S.A. (Brazil)	5,900	31,229
Anheuser-Busch InBev S.A./N.V. (Belgium)	18,905	1,900,650
The Coca-Cola Co.	30,470	1,603,636
Coca-Cola European Partners plc (United Kingdom)[2]	1,015	56,109
Diageo plc (United Kingdom)	21,615	901,351
Heineken N.V. (Netherlands)	520	55,790
Molson Coors Brewing Co. - Class B	93	5,021
PepsiCo, Inc.	13,250	1,693,482
Pernod Ricard S.A. (France)	145	25,445

		6,738,397

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	920	56,393
The Kroger Co.	248	5,248
Loblaw Companies, Ltd. (Canada)	1,135	58,891
Puregold Price Club, Inc. (Philippines)	9,100	8,106
Raia Drogasil S.A. (Brazil)	300	6,485
Robinsons Retail Holdings, Inc. (Philippines)	5,670	8,836
Sysco Corp.	184	12,617
Walgreens Boots Alliance, Inc.	272	14,821

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Walmart, Inc.	515	$56,846

		228,243

Food Products - 2.5%
Archer-Daniels-Midland Co.	175	7,189
Barry Callebaut AG (Switzerland)	10	19,510
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	14,740
Conagra Brands, Inc.	200	5,774
Danone S.A. (France)	1,545	134,089
General Mills, Inc.	236	12,534
The Hershey Co.	81	12,291
The J.M. Smucker Co.	57	6,338
Kellogg Co.	133	7,743
Kerry Group plc - Class A (Ireland)	485	56,589
Mondelez International, Inc. - Class A	31,996	1,711,466
Nestle S.A. (Switzerland)	18,720	1,985,953
Tyson Foods, Inc. - Class A	106	8,427
Universal Robina Corp. (Philippines)	6,110	19,146

		4,001,789

Household Products - 0.1%
Colgate-Palmolive Co.	260	18,652
Essity AB - Class B (Sweden)	1,895	56,287
Kimberly-Clark Corp.	116	15,735
Reckitt Benckiser Group plc (United Kingdom)	703	54,344

		145,018

Personal Products - 1.0%
Beiersdorf AG (Germany)	290	33,608
LG Household & Health Care Ltd. (South Korea)	52	55,059
L’Oreal S.A. (France)	165	44,148
Unilever plc - ADR (United Kingdom)	24,480	1,471,738

		1,604,553

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	610	21,722

Total Consumer Staples		12,739,722

Energy - 1.7%
Energy Equipment & Services - 1.3%
Baker Hughes a GE Co.	307	7,795
Core Laboratories N.V	415	20,820
Halliburton Co.	42,315	973,245
Schlumberger Ltd.[2]	22,900	915,313

2

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Transocean Ltd.*[2]	45,580	$277,126

		2,194,299

Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp. (Canada)[2]	3,235	29,730
Chevron Corp.	291	35,825
China Petroleum & Chemical Corp. - Class H (China)	52,000	33,385
Eni S.p.A. (Italy)	3,680	57,487
Equinor ASA (Norway)	3,205	57,467
Galp Energia SGPS S.A. (Portugal)	3,520	54,800
Marathon Petroleum Corp.	245	13,815
Occidental Petroleum Corp.	203	10,426
Phillips 66	116	11,897
Repsol S.A. (Spain)	3,337	52,928
Royal Dutch Shell plc - Class B - ADR (Netherlands)[2]	1,425	90,445
Suncor Energy, Inc. (Canada)	1,485	42,610
TOTAL S.A. (France)	1,115	57,791
Valero Energy Corp.	154	13,128
Woodside Petroleum Ltd. (Australia)	1,135	26,764

		588,498

Total Energy		2,782,797

Financials - 5.3%

Banks - 0.4%
Banco Bradesco S.A. (Brazil)	5,200	47,199
Banco do Brasil S.A. (Brazil)	1,400	18,115
Banco Santander Brasil S.A. (Brazil)	400	4,536
Bank of America Corp.	1,231	37,767
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	770	24,201
Bank of the Philippine Islands (Philippines)	11,090	19,547
Bankinter S.A. (Spain)	5,210	33,796
BB&T Corp.	188	9,688
BDO Unibank, Inc. (Philippines)	9,100	26,166
BNP Paribas S.A. (France)	755	35,334
Citigroup, Inc.	360	25,618
Credit Agricole S.A. (France)	680	8,095
Fifth Third Bancorp.	289	8,580
FinecoBank Banca Fineco S.p.A. (Italy)	4,095	40,737
Itau Unibanco Holding S.A. (Brazil)	6,400	58,544
Itausa - Investimentos Itau S.A. (Brazil)	5,800	19,028
JPMorgan Chase & Co.	482	55,912
KeyCorp.	394	7,238

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Metropolitan Bank & Trust Co. (Philippines)	14,400	$21,405
Regions Financial Corp.	352	5,607
SunTrust Banks, Inc.	146	9,724
U.S. Bancorp	426	24,346
Wells Fargo & Co.	922	44,634

		585,817

Capital Markets - 3.6%
Amundi S.A. (France)[1]	375	25,802
B3 S.A. - Brasil Bolsa Balcao (Brazil)	2,700	29,926
BlackRock, Inc.	910	425,589
Cboe Global Markets, Inc.	7,410	809,987
The Charles Schwab Corp.	16,730	723,071
CME Group, Inc.	3,990	775,736
Deutsche Boerse AG (Germany)	355	49,282
E*TRADE Financial Corp.	7,790	380,074
Intercontinental Exchange, Inc.	10,020	880,357
Julius Baer Group Ltd. (Switzerland)	680	29,058
Moody’s Corp.	4,035	864,862
S&P Global, Inc.	3,545	868,348

		5,862,092

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. - Class B*	9,445	1,940,286

Insurance - 0.1%
Admiral Group plc (United Kingdom)	386	10,151
The Allstate Corp.	89	9,559
AXA S.A. (France)	1,275	32,115
BB Seguridade Participacoes S.A. (Brazil)	900	7,667
Chubb Ltd.	96	14,673
The Hartford Financial Services Group, Inc.	117	6,743
Ping An Insurance Group Co. of China Ltd. - Class H (China)	4,000	47,143
The Travelers Cos., Inc.	68	9,970

		138,021

Total Financials		8,526,216

Health Care - 9.4%
Biotechnology - 1.9%
AbbVie, Inc.	376	25,049
Amgen, Inc.	166	30,972
BioMarin Pharmaceutical, Inc.*	7,880	625,042
Gilead Sciences, Inc.	369	24,177
Incyte Corp.*	9,620	816,930
Seattle Genetics, Inc.*	11,450	866,879

3

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*[2]	4,395	$732,295

		3,121,344

Health Care Equipment & Supplies - 2.2%
Alcon, Inc. (Switzerland)*	6,148	361,195
Alcon, Inc. (Switzerland)*	475	27,507
Getinge AB - Class B (Sweden)	2,125	31,179
Hoya Corp. (Japan)	700	53,677
Koninklijke Philips N.V. (Netherlands)	1,315	61,688
Medtronic plc[2]	29,582	3,015,589
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	28,000	26,694
Smith & Nephew plc (United Kingdom)	2,660	60,219

		3,637,748

Health Care Providers & Services - 0.1%
CVS Health Corp.	342	19,108
Orpea (France)	215	26,862
Quest Diagnostics, Inc.	59	6,023
Sonic Healthcare Ltd. (Australia)	3,035	58,087

		110,080

Life Sciences Tools & Services - 0.1%
Gerresheimer AG (Germany)	325	25,279
QIAGEN N.V.*[2]	610	23,009
QIAGEN N.V.*	955	36,249
Tecan Group AG (Switzerland)	55	13,974

		98,511

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	414	18,386
Ipsen S.A. (France)	465	53,380
Jazz Pharmaceuticals plc*	440	61,327
Johnson & Johnson	17,532	2,283,017
Kyowa Kirin Co. Ltd. (Japan)	22,300	367,527
Merck & Co., Inc.	10,370	860,606
Merck KGaA (Germany)	15,545	1,585,499
Novartis AG - ADR (Switzerland)	30,260	2,771,211
Novartis AG (Switzerland)	720	66,023
Perrigo Co. plc[2]	885	47,799
Pfizer, Inc.	1,186	46,064
Recordati S.p.A. (Italy)	1,325	59,340
Roche Holding AG (Switzerland)	315	84,315
Sanofi (France)	725	60,416

		8,364,910

Total Health Care		15,332,593

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 0.7%
Aerospace & Defense - 0.2%
Airbus S.E. (France)	360	$50,890
BAE Systems plc (United Kingdom)	8,365	55,575
The Boeing Co.	115	39,236
General Dynamics Corp.	66	12,272
Lockheed Martin Corp.	71	25,714
Safran S.A. (France)	215	30,866
Thales S.A. (France)	45	5,070
United Technologies Corp.	201	26,854

		246,477

Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	82	6,866
United Parcel Service, Inc. - Class B	251	29,987

		36,853

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	305	18,950

Building Products - 0.0%##
Cie de Saint-Gobain (France)	310	11,876
Johnson Controls International plc	297	12,605

		24,481

Commercial Services & Supplies - 0.0%##
Elis S.A. (France)	955	17,740
SPIE S.A. (France)	465	8,619
Waste Management, Inc.	140	16,380

		42,739

Construction & Engineering - 0.1%
Eiffage S.A. (France)	170	16,798
Vinci S.A. (France)	540	55,547

		72,345

Electrical Equipment - 0.1%
Eaton Corp. plc	156	12,822
Emerson Electric Co.	215	13,949
Legrand S.A. (France)	165	11,623
Rockwell Automation, Inc.	39	6,270
Schneider Electric S.E. (France)	345	29,765
WEG S.A. (Brazil)	1,100	6,883

		81,312

Industrial Conglomerates - 0.1%
3M Co.	158	27,606
DMCI Holdings, Inc. (Philippines)	36,900	7,353
Honeywell International, Inc.	171	29,491
LT Group, Inc. (Philippines)	28,000	7,758
Siemens AG (Germany)	240	26,120

4

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
SM Investments Corp. (Philippines)	1,400	$27,378

		125,706

Machinery - 0.2%
Caterpillar, Inc.	142	18,697
Cummins, Inc.	63	10,332
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	585	14,397
Daifuku Co. Ltd. (Japan)	500	27,347
FANUC Corp. (Japan)	200	35,545
Harmonic Drive Systems, Inc. (Japan)	800	30,130
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	1,460	52,478
Illinois Tool Works, Inc.	95	14,652
Jungheinrich AG (Germany)	1,230	27,423
KION Group AG (Germany)	505	26,918
Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)*	605	54,927
Nabtesco Corp. (Japan)	1,100	29,633
Samsung Heavy Industries Co. Ltd. (South Korea)*	2,015	11,936
The Weir Group plc (United Kingdom)	2,265	40,949

		395,364

Professional Services - 0.0%##
SGS S.A. (Switzerland)	10	24,695

Road & Rail - 0.0%##
Localiza Rent a Car S.A. (Brazil)	700	8,034
Rumo S.A. (Brazil)*	1,500	8,561
Union Pacific Corp.	171	30,771

		47,366

Trading Companies & Distributors - 0.0%##
Fastenal Co.	246	7,577

Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	3,800	23,351
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	170	17,015

		40,366

Total Industrials		1,164,231

Information Technology - 8.3%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	858	47,533

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.3%
Cognex Corp.	8,610	$378,926
Halma plc (United Kingdom)	1,370	33,085
Hexagon A.B. - Class B (Sweden)	570	27,618
Hollysys Automation Technologies Ltd. (China)	1,530	26,454
Keyence Corp. (Japan)	100	57,385

		523,468

IT Services - 4.3%
Alten S.A. (France)	165	20,412
Capgemini SE (France)	100	12,696
International Business Machines Corp.	220	32,613
InterXion Holding N.V. (Netherlands)*[2]	19,500	1,468,350
Keywords Studios plc (Ireland)	745	14,955
Mastercard, Inc. - Class A	9,750	2,654,632
Sopra Steria Group (France)	225	29,042
Visa, Inc. - Class A2	15,240	2,712,720

		6,945,420

Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials, Inc.	251	12,392
Broadcom, Inc.	92	26,679
Intel Corp.	969	48,983
KLA Corp.	74	10,088
Lam Research Corp.	43	8,970
Maxim Integrated Products, Inc.	115	6,807
Micron Technology, Inc.*	20,570	923,387
Texas Instruments, Inc.	237	29,627

		1,066,933

Software - 3.0%
Dassault Systemes S.E. (France)	95	14,451
Microsoft Corp.	23,930	3,260,941
ServiceNow, Inc.*	5,825	1,615,797
Sophos Group plc (United Kingdom)[1]	7,800	41,177

		4,932,366

Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	86	5,030
Western Digital Corp.	140	7,545

		12,575

Total Information Technology		13,528,295

Materials - 0.2%
Chemicals - 0.2%
Air Liquide S.A. (France)	270	37,270

5

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Akzo Nobel N.V. (Netherlands)	746	$70,389
Dow, Inc.	198	9,591
Eastman Chemical Co.	77	5,802
Givaudan S.A. (Switzerland)	10	26,596
LyondellBasell Industries N.V. - Class A	144	12,051
Mexichem S.A.B. de C.V. (Mexico)	12,900	23,574
OCI N.V. (Netherlands)*	425	11,085
Solvay S.A. (Belgium)	630	64,509

		260,867

Containers & Packaging - 0.0%##
International Paper Co.	139	6,103

Metals & Mining - 0.0%##
First Quantum Minerals Ltd. (Zambia)	1,455	13,406
Lundin Mining Corp. (Chile)	2,300	11,136
Nucor Corp.	152	8,266

		32,808

Total Materials		299,778

Real Estate - 3.6%
Equity Real Estate Investment Trusts (REITS) - 3.6%
Acadia Realty Trust[2]	570	16,000
Agree Realty Corp.[2]	335	22,395
Alexandria Real Estate Equities, Inc.	130	19,027
American Campus Communities, Inc.	550	25,712
American Homes 4 Rent - Class A	3,355	81,225
American Tower Corp.	4,040	854,945
Americold Realty Trust	1,455	48,786
Apartment Investment & Management Co. - Class A	1,159	57,417
AvalonBay Communities, Inc.	600	125,274
Boston Properties, Inc.	645	85,753
Brandywine Realty Trust	4,325	63,794
Camden Property Trust	455	47,188
Chesapeake Lodging Trust	815	22,388
Community Healthcare Trust, Inc.	1,110	45,610
Cousins Properties, Inc.	2,761	97,132
Crown Castle International Corp.	385	51,305
CubeSmart	690	23,425
Digital Realty Trust, Inc.	430	49,175
Douglas Emmett, Inc.	745	30,411
Equinix, Inc.	2,425	1,217,592
Equity LifeStyle Properties, Inc.	360	44,730
Equity Residential	1,095	86,385
Essential Properties Realty Trust, Inc.	1,640	34,637

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Essex Property Trust, Inc.	250	$75,555
Extra Space Storage, Inc.	245	27,536
Federal Realty Investment Trust	125	16,501
First Industrial Realty Trust, Inc.	845	32,271
Gecina S.A. (France)	180	27,618
Getty Realty Corp.	965	28,931
HCP, Inc.	1,755	56,037
Healthcare Realty Trust, Inc.	1,475	47,170
Healthcare Trust of America, Inc. - Class A	2,345	63,151
Hibernia REIT plc (Ireland)	16,880	28,216
Host Hotels & Resorts, Inc.	3,020	52,518
Independence Realty Trust, Inc.	2,895	35,753
Inmobiliaria Colonial Socimi S.A. (Spain)	2,400	26,834
Invitation Homes, Inc.	2,892	79,443
Jernigan Capital, Inc.	1,615	32,042
Kimco Realty Corp.	1,470	28,239
Lexington Realty Trust	2,910	28,722
Liberty Property Trust	830	43,409
Mid-America Apartment Communities, Inc.	315	37,120
National Retail Properties, Inc.	600	31,344
National Storage Affiliates Trust	595	18,023
Physicians Realty Trust	3,465	59,633
Plymouth Industrial REIT, Inc.	993	18,450
Prologis, Inc.	1,950	157,189
Public Storage	320	77,683
Realty Income Corp.	270	18,687
SBA Communications Corp.*	3,500	858,935
Simon Property Group, Inc.	765	124,083
STAG Industrial, Inc.	1,015	30,166
STORE Capital Corp.	545	18,644
Sun Communities, Inc.	525	69,725
Sunstone Hotel Investors, Inc.	2,035	26,882
UDR, Inc.	910	41,915
UMH Properties, Inc.	1,180	15,517
Urban Edge Properties	2,165	36,220
Ventas, Inc.	1,200	80,748
VEREIT, Inc.	5,870	53,534
Vornado Realty Trust[2]	475	30,552
Weingarten Realty Investors[2]	1,390	38,795
Welltower, Inc.[2]	740	61,509

		5,785,606

Real Estate Management & Development - 0.0%##
Ayala Land, Inc. (Philippines)	28,200	27,497
Nexity S.A. (France)	190	9,123

6

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES/
	PRINCIPAL
	AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Real Estate Management & Development (continued)
SM Prime Holdings, Inc. (Philippines)	46,975	$33,585

		70,205

Total Real Estate		5,855,811

Utilities - 0.0%##
Electric Utilities - 0.0%##
Manila Electric Co. (Philippines)	2,350	16,815

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	24,600	17,076

Multi-Utilities - 0.0%##
Engie S.A. (France)	1,215	18,698
Veolia Environnement S.A. (France)	370	9,337

		28,035

Total Utilities		61,926

TOTAL COMMON STOCKS (Identified Cost $71,729,989)		79,767,822

CORPORATE BONDS - 11.4%

Non-Convertible Corporate Bonds - 11.4%
Communication Services - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.[2], 4.25%, 3/1/2027	610,000	656,114
Verizon Communications, Inc.[2], 5.50%, 3/16/2047	830,000	1,045,229

		1,701,343

Media - 0.4%
Discovery Communications LLC, 5.20%, 9/20/2047	650,000	691,613

Wireless Telecommunication Services - 0.0%##
Sprint Corp., 7.125%, 6/15/2024	35,000	38,325

Total Communication Services		2,431,281

Consumer Discretionary - 1.5%
Automobiles - 0.7%
General Motors Co.[4], (3 mo. LIBOR US + 0.900%), 3.353%, 9/10/2021	445,000	445,084
General Motors Financial Co., Inc., 3.15%, 1/15/2020	750,000	751,122

		1,196,206

Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd. - GEMS Education Delaware, LLC (United Arab Emirates)[1], 7.125%, 7/31/2026	60,000	61,275

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 0.1%
Ashton Woods USA LLC - Ashton Woods Finance Co.[1], 6.75%, 8/1/2025	20,000	$19,450
LGI Homes, Inc.[1], 6.875%, 7/15/2026	95,000	96,662
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	70,000	69,475

		185,587

Internet & Direct Marketing Retail - 0.6%
Booking Holdings, Inc., 3.60%, 6/1/2026	930,000	976,725

Specialty Retail - 0.0%##
Staples, Inc.[1], 7.50%, 4/15/2026	55,000	56,237

Total Consumer Discretionary		2,476,030

Consumer Staples - 0.2%
Beverages - 0.2%
Constellation Brands, Inc., 3.875%, 11/15/2019	340,000	341,135

Energy - 2.1%
Energy Equipment & Services - 0.1%
Nabors Industries, Inc., 5.50%, 1/15/2023	40,000	37,400
Shelf Drilling Holdings Ltd. (United Arab Emirates)[1], 8.25%, 2/15/2025	60,000	55,200

		92,600

Oil, Gas & Consumable Fuels - 2.0%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[1], 5.75%, 1/15/2028	60,000	56,025
Bruin E&P Partners, LLC[1], 8.875%, 8/1/2023	40,000	29,900
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	78,000	74,880
Energy Transfer Operating LP, 6.50%, 2/1/2042	470,000	556,514
GasLog Ltd. (Monaco)[2], 8.875%, 3/22/2022	80,000	82,480
Jonah Energy LLC - Jonah Energy Finance Corp.[1], 7.25%, 10/15/2025	105,000	41,475
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	570,000	738,537
Lonestar Resources America, Inc.[1], 11.25%, 1/1/2023	35,000	32,725

7

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Moss Creek Resources Holdings, Inc.[1], 10.50%, 5/15/2027	10,000	$8,800
NuStar Logistics LP, 6.75%, 2/1/2021	40,000	41,800
Rockies Express Pipeline, LLC[1], 5.625%, 4/15/2020	75,000	76,754
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	790,000	900,805
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	60,000	59,025
Southwestern Energy Co.[5], 6.20%, 1/23/2025	56,000	48,300
W&T Offshore, Inc.[1,2], 9.75%, 11/1/2023	40,000	38,300
The Williams Companies, Inc.[2], 3.75%, 6/15/2027	480,000	494,259

		3,280,579

Total Energy		3,373,179

Financials - 3.5%
Banks - 2.0%
Bank of America Corp., 4.00%, 1/22/2025	920,000	965,675
Citigroup, Inc., 8.125%, 7/15/2039	320,000	515,658
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	710,000	718,990
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	450,000	477,114
Santander Holdings USA, Inc., 4.50%, 7/17/2025	610,000	647,024

		3,324,461

Capital Markets - 0.9%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	40,000	41,600
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	310,000	329,793
Morgan Stanley[4], (3 mo. LIBOR US + 1.220%), 3.78%, 5/8/2024	1,030,000	1,044,368

		1,415,761

Consumer Finance - 0.0%##
SLM Corp., 5.125%, 4/5/2022	75,000	75,750

Diversified Financial Services - 0.1%
Fidelity & Guaranty Life Holdings, Inc.[1], 5.50%, 5/1/2025	75,000	78,375

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[1,7], 6.50%, 9/15/2024	40,000	$39,824
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[1], 10.50%, 6/1/2024	50,000	49,500

		167,699

Insurance - 0.4%
GTCR AP Finance, Inc.[1], 8.00%, 5/15/2027	10,000	10,225
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	590,000	630,574

		640,799

Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc., 4.875%, 3/15/2027	85,000	85,212

Total Financials		5,709,682

Health Care - 0.3%
Health Care Providers & Services - 0.3%
HCA, Inc., 4.125%, 6/15/2029	520,000	532,672

Industrials - 1.2%
Airlines - 0.1%
American Airlines Group, Inc.[1], 5.50%, 10/1/2019	175,000	175,578

Commercial Services & Supplies - 0.0%##
The ADT Security Corp.[2], 5.25%, 3/15/2020	40,000	40,300

Construction & Engineering - 0.1%
HC2 Holdings, Inc.[1], 11.50%, 12/1/2021	20,000	17,400
Tutor Perini Corp.[1], 6.875%, 5/1/2025	79,000	77,519

		94,919

Industrial Conglomerates - 0.4%
General Electric Co.[6,8], (3 mo. LIBOR US + 3.330%), 5.00%	620,000	600,625

Machinery - 0.0%##
The Manitowoc Co., Inc.[1], 9.00%, 4/1/2026	20,000	20,150

Marine - 0.2%
American Tanker, Inc. (Norway)[1], 9.25%, 2/22/2022	50,000	50,509
Borealis Finance, LLC[1], 7.50%, 11/16/2022	200,000	189,000

8

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine (continued)
Global Ship Lease, Inc. (United Kingdom)[1], 9.875%, 11/15/2022	100,000	$101,500

		341,009

Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland)[2], 4.45%, 10/1/2025	620,000	655,848
Fortress Transportation & Infrastructure Investors, LLC[1], 6.50%, 10/1/2025	60,000	62,175

		718,023

Total Industrials		1,990,604

Information Technology - 0.1%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	75,000	79,463

Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	78,000	77,220

Total Information Technology		156,683

Materials - 0.7%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	40,000	41,050

Containers & Packaging - 0.1%
ARD Securities Finance S.A.R.L (Luxembourg)[1,7], 8.75%, 1/31/2023	10,000	10,325
Mauser Packaging Solutions Holding Co.[1], 7.25%, 4/15/2025	45,000	42,637

		52,962

Metals & Mining - 0.6%
Mountain Province Diamonds, Inc. (Canada)[1], 8.00%, 12/15/2022	75,000	74,344
Northwest Acquisitions ULC - Dominion Finco, Inc.[1], 7.125%, 11/1/2022	85,000	57,800
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	750,000	762,718
Techniplas LLC[1], 10.00%, 5/1/2020	60,000	52,200

		947,062

Total Materials		1,041,074

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[1], 2.35%, 6/15/2020	123,000	122,582

	PRINCIPAL
	AMOUNT3 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development - 0.1%
Five Point Operating Co. LP - Five Point Capital Corp.[1], 7.875%, 11/15/2025	60,000	$60,001
Forestar Group, Inc.[1], 8.00%, 4/15/2024	55,000	58,575

		118,576

Total Real Estate		241,158

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Drax Finco plc (United Kingdom)[1], 6.625%, 11/1/2025	200,000	208,000

TOTAL CORPORATE BONDS (Identified Cost $17,920,794)		18,501,498

MUTUAL FUNDS - 0.2%

SPDR Gold Shares	1,525	203,145
VanEck Vectors Gold Miners ETF	4,583	121,450

TOTAL MUTUAL FUNDS (Identified Cost $304,847)		324,595

U.S. TREASURY SECURITIES - 21.5%

U.S. Treasury Bonds - 7.8%
U.S. Treasury Bond, 6.25%, 5/15/2030	2,191,000	3,082,891
U.S. Treasury Bond, 4.75%, 2/15/2037	2,361,000	3,228,299
U.S. Treasury Bond, 2.50%, 2/15/2045	3,162,000	3,148,660
U.S. Treasury Bond, 3.00%, 5/15/2047	2,155,000	2,359,220
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	933,654	948,085

Total U.S. Treasury Bonds (Identified Cost $11,675,582)		12,767,155

U.S. Treasury Notes - 13.7%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	1,474,023	1,456,776
U.S. Treasury Note, 2.50%, 5/15/2024	3,136,000	3,228,242
U.S. Treasury Note, 2.375%, 8/15/2024	1,430,000	1,464,912
U.S. Treasury Note, 2.00%, 8/15/2025	6,465,000	6,500,356
U.S. Treasury Note, 1.625%, 5/15/2026	3,221,000	3,158,090

9

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.375%, 5/15/2027	3,086,000	$3,179,303
U.S. Treasury Note, 2.75%, 2/15/2028	3,070,000	3,253,720

Total U.S. Treasury Notes (Identified Cost $21,772,256)		22,241,399

TOTAL U.S. TREASURY SECURITIES (Identified Cost $33,447,838)		35,008,554

ASSET-BACKED SECURITIES - 4.1%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A1, 3.561%, 7/15/2030	307,849	308,837
CCG Receivables Trust, Series 2019-1, Class A2[1], 2.80%, 9/14/2026	760,000	763,521
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[1], 2.12%, 11/15/2029	326,581	325,479
CNH Equipment Trust, Series 2019-A, Class A1, 2.753%, 2/28/2020	261,237	261,247
Invitation Homes Trust, Series 2017-SFR2, Class A1,4, (1 mo. LIBOR US + 0.850%), 3.164%, 12/17/2036	156,611	156,293
Invitation Homes Trust, Series 2017-SFR2, Class B1,4, (1 mo. LIBOR US + 1.150%), 3.464%, 12/17/2036	120,000	119,819
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[1], 2.82%, 2/15/2068	383,105	385,275
Oxford Finance Funding LLC, Series 2019-1A, Class A2[1], 4.459%, 2/15/2027	600,000	613,345
Progress Residential Trust, Series 2019-SFR2, Class A1, 3.147%, 5/17/2036	380,000	385,239
SoFi Consumer Loan Program LLC, Series 2016-2, Class A1, 3.09%, 10/27/2025	136,843	137,195
SoFi Consumer Loan Program Trust, Series 2019-2, Class A1, 3.01%, 4/25/2028	290,515	291,710
SoFi Consumer Loan Program Trust, Series 2019-3, Class A1, 2.90%, 5/25/2028	385,084	386,149
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A1, 1.75%, 7/25/2040	267,470	266,890

	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX1, 3.08%, 1/25/2048	480,573	$483,343
Tax Ease Funding LLC, Series 2016-1A, Class A1, 3.131%, 6/15/2028	60,691	60,500
Towd Point Mortgage Trust, Series 2016-5, Class A1[1,9], 2.50%, 10/25/2056	329,120	327,222
Towd Point Mortgage Trust, Series 2017-1, Class A1[1,9], 2.75%, 10/25/2056	355,296	356,603
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[1,4], (1 mo. LIBOR US + 1.000%), 3.266%, 10/25/2048	328,252	330,046
Tricon American Homes Trust, Series 2016-SFR1, Class A1, 2.589%, 11/17/2033	316,696	315,980
Tricon American Homes Trust, Series 2017-SFR2, Class A1, 2.928%, 1/17/2036	299,247	301,970

TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,531,526)		6,576,663

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.7%

CIM Trust, Series 2019-INV1, Class A1[1,9], 4.00%, 2/25/2049	162,620	165,708
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[1,9], 2.50%, 5/25/2043	201,343	197,006
Credit Suisse Mortgage Capital Trust, Series 2014-IVR3, Class A1[1,9], 3.50%, 7/25/2044	350,855	356,180
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	292,699	303,067
Fannie Mae-Aces, Series 2017-M15, Class A1[9], 2.959%, 9/25/2027	393,580	407,528
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[9], 1.298%, 12/25/2021	5,730,949	143,165
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	333,231	345,045
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	322,070	335,900
FREMF Mortgage Trust, Series 2014-K41, Class B1,9, 3.832%, 11/25/2047	485,000	509,963
FREMF Mortgage Trust, Series 2014-K715, Class B1,9, 3.972%, 2/25/2046	471,000	479,252

10

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056		483,551	$480,694
JP Morgan Mortgage Trust, Series 2013-2, Class A2[1,9], 3.50%, 5/25/2043		111,216	113,071
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[1,9], 3.00%, 6/25/2029		175,928	178,048
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[1,9], 3.75%, 11/25/2054		123,431	126,701
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[1,9], 3.75%, 8/25/2055		191,213	196,366
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[1,9], 3.75%, 11/25/2056		198,889	204,096
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043		142,206	131,958
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043		161,681	161,897
Starwood Retail Property Trust, Series 2014-STAR, Class A1,4, (1 mo. LIBOR US + 1.220%), 3.545%, 11/15/2027		360,621	359,868
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A1,9, 2.86%, 12/25/2035		410,000	409,317
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A1,4, (1 mo. LIBOR US + 1.050%), 3.375%, 12/15/2033		345,000	343,046
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[1,9], 3.50%, 3/20/2045		120,156	120,715

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $5,956,423)			6,068,591

FOREIGN GOVERNMENT BONDS - 1.4%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	102,000	79,850
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	501,717
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		900,000	899,100
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,087,000	109,089
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	888,000	45,600

	PRINCIPAL AMOUNT[3]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	1,443,000	$73,747
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	278,000	14,664
Svensk Exportkredit AB (Sweden)[2], 1.125%, 8/28/2019		621,000	620,429

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $2,351,654)			2,344,196

U.S. GOVERNMENT AGENCIES - 8.0%

Mortgage-Backed Securities - 8.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		20,734	21,036
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		24,885	25,239
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		215,735	229,980
Fannie Mae, Pool #FM1158, 3.50%, 6/1/2034		670,000	693,050
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		190,576	216,821
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039		117,955	131,713
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		159,067	171,538
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041		277,877	294,602
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041		399,490	430,992
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043		225,450	238,959
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044		1,022,485	1,062,521
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044		249,336	266,926
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046		302,236	306,720
Fannie Mae, Pool #BJ1323, 3.50%, 11/1/2047		974,624	1,008,732
Fannie Mae, Pool #CA1720, 5.00%, 5/1/2048		484,773	519,362
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048		468,457	501,491
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048		526,048	554,127
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048		189,059	198,332
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048		391,161	419,073
Fannie Mae, Pool #MA3521, 4.00%, 11/1/2048		852,381	882,068

11

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA3527, 5.00%, 11/1/2048	830,896	$882,251
Fannie Mae, Pool #BN0622, 4.50%, 1/1/2049	606,087	636,877
Fannie Mae, Pool #AL8674, 5.65%, 1/1/2049	458,815	509,350
Fannie Mae, Pool #MA3692, 3.50%, 7/1/2049	926,135	949,241
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	147,439	157,567
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	128,403	137,083
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	164,488	175,771
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	164,941	179,762
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	163,927	181,155
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	230,832	243,220
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	351,234	368,377
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	387,353	412,625

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $12,818,802)		13,006,561

	SHARES	VALUE

SHORT-TERM INVESTMENT - 0.7%

Dreyfus Government Cash Management, Institutional Shares, 2.22%[10], (Identified Cost $1,202,656)	1,202,656	$1,202,656

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Identified Cost $152,264,529)		162,801,136

TOTAL OPTIONS WRITTEN — (0.0%)### (Premiums Received $35,779)		(43,818)

TOTAL INVESTMENTS - 100.0%		162,757,318
LIABILITIES, LESS OTHER ASSETS - (0.0%)###		(45,387)

NET ASSETS - 100%		$162,711,931

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Electronic Arts, Inc.	58	08/02/2019	$89.00	537	$(19,430)
Put
Equinix, Inc.	11	08/16/2019	480.00	552	(5,126)
Cboe Global Markets, Inc.	48	08/23/2019	105.00	525	(4,320)
ServiceNow, Inc.	19	08/23/2019	270.00	527	(8,474)
Facebook, Inc. - Class A	28	08/30/2019	185.00	544	(6,468)

					(24,388)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(43,818)

*Non-income producing security.

## Less than 0.1%.

### Less than (0.01%).

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $12,409,344, or 7.6% of the Series’ net assets as of July 31, 2019.

2A	portion of this security is designated as collateral for options contracts written. As of July 31, 2019, the total value of such securities was $12,678,076.

12

Investment Portfolio - July 31, 2019

(unaudited)

3Amount is stated in USD unless otherwise noted.

4Floating rate security. Rate shown is the rate in effect as of July 31, 2019.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per   agency, 200 basis points maximum).

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2019.

7Represents a Payment-In-Kind bond.

8Security is perpetual in nature and has no stated maturity date.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown   is the rate in effect as of July 31, 2019.

10Rate shown is the current yield as of July 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$11,063,299	$7,958,944	$3,104,355	$—
Consumer Discretionary	8,413,154	6,277,476	2,135,678	—
Consumer Staples	12,739,722	7,366,071	5,373,651	—
Energy	2,782,797	2,442,175	340,622	—
Financials	8,526,216	8,147,585	378,631	—
Health Care	15,332,593	12,634,678	2,697,915	—
Industrials	1,164,231	424,875	739,356	—
Information Technology	13,528,295	13,277,474	250,821	—
Materials	299,778	89,929	209,849	—
Real Estate	5,855,811	5,702,938	152,873	—
Utilities	61,926	—	61,926	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	48,015,115	—	48,015,115	—
Corporate debt:
Communication Services	2,431,281	—	2,431,281	—
Consumer Discretionary	2,476,030	—	2,476,030	—
Consumer Staples	341,135	—	341,135	—
Energy	3,373,179	—	3,373,179	—
Financials	5,709,682	—	5,709,682	—
Health Care	532,672	—	532,672	—
Industrials	1,990,604	—	1,990,604	—
Information Technology	156,683	—	156,683	—
Materials	1,041,074	—	1,041,074	—

13

Investment Portfolio - July 31, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Real Estate	$241,158	$—	$241,158	$—
Utilities	208,000	—	208,000	—
Asset-backed securities	6,576,663	—	6,576,663	—
Commercial mortgage-backed securities	6,068,591	—	6,068,591	—
Foreign government bonds	2,344,196	—	2,344,196	—
Mutual funds	1,527,251	1,527,251	—	—

Total assets	162,801,136	65,849,396	96,951,740	—

Liabilities:
Other financial instruments*:
Equity contracts	(43,818)	(39,498)	(4,320)	—

Total liabilities	(43,818)	(39,498)	(4,320)	—

Total	$162,757,318	$65,809,898	$96,947,420	$—

#Includes certain foreign securities for which a factor from a third party vendor was applied to determine the securities’ fairvalue following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

14

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	SHARES	VALUE

COMMON STOCKS - 81.9%

Communication Services - 10.2%
Diversified Telecommunication Services - 0.1%
Elisa OYJ (Finland)	930	$43,734
Orange S.A. (France)	975	14,452
Telefonica Brasil S.A. (Brazil)	400	5,470

		63,656

Entertainment - 3.9%
Activision Blizzard, Inc.	22,630	1,102,986
Electronic Arts, Inc.*	18,705	1,730,212
Nexon Co. Ltd. (Japan)*	6,474	102,474
Sea Ltd. - ADR (Thailand)*	50,585	1,775,534
Toho Co. Ltd. - Tokyo (Japan)	1,000	38,827
Viacom, Inc. - Class B	145	4,401
Vivendi S.A. (France)	495	13,749

		4,768,183

Interactive Media & Services - 4.9%
Alphabet, Inc. - Class A*	860	1,047,652
Alphabet, Inc. - Class C*	860	1,046,345
Autohome, Inc. - ADR (China)*	380	32,300
Facebook, Inc. - Class A*	7,715	1,498,484
Kakao Corp. (South Korea)	390	41,545
Tencent Holdings Ltd. - Class H (China)	48,759	2,271,827

		5,938,153

Media - 1.3%
Informa plc (United Kingdom)	4,165	44,098
Quebecor, Inc. - Class B (Canada)	33,740	764,378
Shaw Communications, Inc. - Class B (Canada)	39,420	772,689

		1,581,165

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	310	13,085

Total Communication Services		12,364,242

Consumer Discretionary - 11.3%

Auto Components - 0.0%##
Cie Generale des Etablissements
Michelin SCA (France)	90	9,949

Automobiles - 0.0%##
Peugeot S.A. (France)	280	6,609
Trigano S.A. (France)	80	8,026

		14,635

Distributors - 0.0%##
Genuine Parts Co.	58	5,633

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Diversified Consumer Services - 0.1%
Fu Shou Yuan International Group Ltd. (China)	34,000	$29,053
New Oriental Education & Technology Group, Inc. - ADR (China)*	355	37,030
TAL Education Group - ADR (China)*	1,040	33,488

		99,571

Hotels, Restaurants & Leisure - 0.2%
Basic-Fit N.V. (Netherlands)*[1]	955	30,183
Galaxy Entertainment Group Ltd. (Macau)	4,000	27,229
Hilton Worldwide Holdings, Inc.	95	9,172
Jollibee Foods Corp. (Philippines)	2,870	14,584
Melco Resorts & Entertainment Ltd. - ADR (Hong Kong)	945	21,234
MGM China Holdings Ltd. (Macau)	12,800	20,917
Restaurant Brands International, Inc. (Canada)	415	30,586
Sands China Ltd. (Macau)	6,400	30,719
Wynn Macau Ltd. (Macau)	14,000	31,414

		216,038

Household Durables - 0.7%
Sony Corp. - ADR (Japan)	14,730	837,548
Sony Corp. (Japan)	700	39,812

		877,360

Internet & Direct Marketing Retail - 2.4%
Alibaba Group Holding Ltd. - ADR (China)*	330	57,126
Amazon.com, Inc.*	675	1,260,077
Booking Holdings, Inc.*	835	1,575,319
Despegar.com Corp. (Argentina)*	685	8,912
Farfetch Ltd. - Class A (United Kingdom)*	435	8,744

		2,910,178

Leisure Products - 0.0%##
Technogym S.p.A. (Italy)[1]	2,845	30,561
Thule Group AB (Sweden)[1]	2,025	44,232

		74,793

Multiline Retail - 2.5%
B&M European Value Retail S.A. (United Kingdom)	3,620	16,249
Dollar General Corp.	11,015	1,476,230
Dollar Tree, Inc.*	15,010	1,527,268
Kohl’s Corp.	78	4,201

1

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail (continued)
Lojas Renner S.A. (Brazil)	800	$9,905

		3,033,853

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	6,040	909,866
AutoZone, Inc.*	810	909,662
Best Buy Co., Inc.	92	7,041
The Gap, Inc.	167	3,257
The Home Depot, Inc.	172	36,755
Industria de Diseno Textil S.A. (Spain)	26,645	797,282

		2,663,863

Textiles, Apparel & Luxury Goods - 3.2%
ANTA Sports Products Ltd. (China)	3,000	22,395
EssilorLuxottica S.A. (France)	150	20,305
Hermes International (France)	15	10,536
Kering S.A. (France)	40	20,660
Kontoor Brands, Inc.*	15	440
lululemon athletica, Inc.*	9,855	1,883,192
LVMH Moet Hennessy Louis Vuitton SE (France)	120	49,567
NIKE, Inc. - Class B	21,010	1,807,490
Shenzhou International Group Holdings Ltd. (China)	2,700	37,240
VF Corp.	108	9,438

		3,861,263

Total Consumer Discretionary		13,767,136

Consumer Staples - 14.0%
Beverages - 6.1%
Ambev S.A. - ADR (Brazil)	224,480	1,183,010
Ambev S.A. (Brazil)	4,600	24,348
Anheuser-Busch InBev S.A./N.V. (Belgium)	11,475	1,153,661
The Coca-Cola Co.	49,400	2,599,922
Coca-Cola European Partners plc (United Kingdom)	780	43,118
Diageo plc (United Kingdom)	20,080	837,341
Heineken N.V. (Netherlands)	395	42,379
Molson Coors Brewing Co. - Class B	70	3,779
PepsiCo, Inc.	12,055	1,540,750
Pernod Ricard S.A. (France)	110	19,303

		7,447,611

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	710	43,521

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
The Kroger Co.	187	$3,957
Loblaw Companies, Ltd. (Canada)	875	45,401
Puregold Price Club, Inc. (Philippines)	6,500	5,790
Raia Drogasil S.A. (Brazil)	200	4,324
Robinsons Retail Holdings, Inc. (Philippines)	4,110	6,405
Sysco Corp.	139	9,531
Walgreens Boots Alliance, Inc.	205	11,170
Walmart, Inc.	388	42,827

		172,926

Food Products - 3.2%
Archer-Daniels-Midland Co.	132	5,423
Barry Callebaut AG (Switzerland)	10	19,510
Conagra Brands, Inc.	150	4,330
Danone S.A. (France)	1,170	101,543
General Mills, Inc.	178	9,454
The Hershey Co.	61	9,256
The J.M. Smucker Co.	43	4,781
Kellogg Co.	100	5,822
Kerry Group plc - Class A (Ireland)	370	43,171
Mondelez International, Inc. - Class A	45,868	2,453,479
Nestle S.A. (Switzerland)	11,640	1,234,855
Tyson Foods, Inc. - Class A	80	6,360
Universal Robina Corp. (Philippines)	4,700	14,728

		3,912,712

Household Products - 0.8%
Colgate-Palmolive Co.	11,291	810,016
Essity AB - Class B (Sweden)	1,450	43,069
Kimberly-Clark Corp.	87	11,802
Reckitt Benckiser Group plc (United Kingdom)	537	41,512

		906,399

Personal Products - 2.1%
Beiersdorf AG (Germany)	9,600	1,112,527
LG Household & Health Care Ltd. (South Korea)	39	41,294
L’Oreal S.A. (France)	125	33,446
Unilever plc - ADR (United Kingdom)	21,815	1,311,518

		2,498,785

Tobacco - 1.7%
Altria Group, Inc.	16,125	759,004

2

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
British American Tobacco plc - ADR (United Kingdom)	505	$17,983
Philip Morris International, Inc.	14,925	1,247,879

		2,024,866

Total Consumer Staples		16,963,299

Energy - 3.2%
Energy Equipment & Services - 2.9%
Baker Hughes a GE Co.	231	5,865
Core Laboratories N.V.	15,425	773,872
Diamond Offshore Drilling, Inc.*	36,205	327,293
Halliburton Co.	46,334	1,065,682
Schlumberger Ltd.	21,700	867,349
Transocean Ltd.*	75,270	457,642

		3,497,703

Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	2,635	24,216
Chevron Corp.	219	26,961
China Petroleum & Chemical Corp. - Class H (China)	38,000	24,396
Eni S.p.A. (Italy)	2,880	44,989
Equinor ASA (Norway)	2,510	45,005
Galp Energia SGPS S.A. (Portugal)	2,555	39,777
Marathon Petroleum Corp.	185	10,432
Occidental Petroleum Corp.	153	7,858
Phillips 66	87	8,923
Repsol S.A. (Spain)	2,433	38,589
Royal Dutch Shell plc - Class B - ADR (Netherlands)	1,085	68,865
Suncor Energy, Inc. (Canada)	1,160	33,285
TOTAL S.A. (France)	860	44,574
Valero Energy Corp.	116	9,889
Woodside Petroleum Ltd. (Australia)	820	19,336

		447,095

Total Energy		3,944,798

Financials - 10.6%
Banks - 0.7%
Banco Bradesco S.A. (Brazil)	4,000	36,307
Banco do Brasil S.A. (Brazil)	1,100	14,233
Banco Santander Brasil S.A. (Brazil)	300	3,402
Bank of America Corp.	927	28,440
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	575	18,072
Bank of the Philippine Islands (Philippines)	8,530	15,035

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Bankinter S.A. (Spain)	4,220	$27,374
BB&T Corp.	141	7,266
BDO Unibank, Inc. (Philippines)	7,000	20,128
BNP Paribas S.A. (France)	570	26,676
Citigroup, Inc.	271	19,284
Credit Agricole S.A. (France)	495	5,892
Fifth Third Bancorp.	217	6,443
FinecoBank Banca Fineco S.p.A. (Italy)	48,550	482,976
Itau Unibanco Holding S.A. (Brazil)	4,900	44,823
Itausa - Investimentos Itau S.A. (Brazil)	4,500	14,763
JPMorgan Chase & Co.	363	42,108
KeyCorp.	297	5,456
Metropolitan Bank & Trust Co. (Philippines)	11,065	16,447
Regions Financial Corp.	265	4,221
SunTrust Banks, Inc.	110	7,326
U.S. Bancorp	321	18,345
Wells Fargo & Co.	694	33,597

		898,614

Capital Markets - 7.9%
Amundi S.A. (France)[1]	290	19,953
B3 S.A. - Brasil Bolsa Balcao (Brazil)	2,000	22,168
BlackRock, Inc.	3,195	1,494,238
Cboe Global Markets, Inc.	9,645	1,054,295
The Charles Schwab Corp.	10,135	438,035
CME Group, Inc.	5,490	1,067,366
Deutsche Boerse AG (Germany)	5,795	804,478
E*TRADE Financial Corp.	9,020	440,086
Intercontinental Exchange, Inc.	11,925	1,047,731
Julius Baer Group Ltd. (Switzerland)	12,465	532,662
London Stock Exchange Group plc (United Kingdom)	5,588	448,783
Moody’s Corp.	5,235	1,122,070
S&P Global, Inc.	4,470	1,094,927

		9,586,792

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. - Class B*	11,240	2,309,033

Insurance - 0.1%
Admiral Group plc (United Kingdom)	380	9,993
The Allstate Corp.	67	7,196
AXA S.A. (France)	965	24,307
BB Seguridade Participacoes S.A. (Brazil)	700	5,963

3

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Chubb Ltd.	72	$11,004
The Hartford Financial Services Group, Inc.	88	5,071
Ping An Insurance Group Co. of China Ltd. - Class H (China)	2,500	29,465
The Travelers Cos., Inc.	51	7,478

		100,477

Total Financials		12,894,916

Health Care - 11.3%
Biotechnology - 2.0%
AbbVie, Inc.	283	18,853
Amgen, Inc.	125	23,321
BioMarin Pharmaceutical, Inc.*	6,555	519,943
Gilead Sciences, Inc.	278	18,215
Incyte Corp.*	7,035	597,412
Seattle Genetics, Inc.*	8,955	677,983
Vertex Pharmaceuticals, Inc.*	3,240	539,849

		2,395,576

Health Care Equipment & Supplies - 3.1%
Alcon, Inc. (Switzerland)*	3,859	226,716
Alcon, Inc. (Switzerland)*	363	21,021
Boston Scientific Corp.*	20,065	851,960
Getinge AB - Class B (Sweden)	1,815	26,631
Hoya Corp. (Japan)	500	38,341
Intuitive Surgical, Inc.*	765	397,425
Koninklijke Philips N.V. (Netherlands)	1,010	47,380
Medtronic plc	20,488	2,088,547
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	20,000	19,067
Smith & Nephew plc (United Kingdom)	2,045	46,296

		3,763,384

Health Care Providers & Services - 0.7%
CVS Health Corp.	257	14,359
Orpea (France)	165	20,615
Quest Diagnostics, Inc.	44	4,492
Sonic Healthcare Ltd. (Australia)	2,330	44,594
UnitedHealth Group, Inc.	3,260	811,773

		895,833

Life Sciences Tools & Services - 1.2%
Gerresheimer AG (Germany)	255	19,834
QIAGEN N.V.*	18,360	692,539
QIAGEN N.V.*	705	26,760

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services (continued)
Tecan Group AG (Switzerland)	40	$10,163
Thermo Fisher Scientific, Inc.	2,640	733,075

		1,482,371

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	312	13,856
Ipsen S.A. (France)	355	40,753
Jazz Pharmaceuticals plc*	340	47,389
Johnson & Johnson	15,543	2,024,009
Kyowa Kirin Co. Ltd. (Japan)	29,365	483,965
Merck & Co., Inc.	6,044	501,592
Merck KGaA (Germany)	7,635	778,725
Novartis AG - ADR (Switzerland)	11,545	1,057,291
Novartis AG (Switzerland)	555	50,893
Perrigo Co. plc	705	38,077
Pfizer, Inc.	893	34,684
Recordati S.p.A. (Italy)	1,015	45,457
Roche Holding AG (Switzerland)	240	64,240
Sanofi (France)	550	45,833

		5,226,764

Total Health Care		13,763,928

Industrials - 0.7%
Aerospace & Defense - 0.2%
Airbus S.E. (France)	275	38,874
BAE Systems plc (United Kingdom)	6,900	45,842
The Boeing Co.	87	29,683
General Dynamics Corp.	50	9,297
Lockheed Martin Corp.	53	19,195
Safran S.A. (France)	160	22,970
Thales S.A. (France)	30	3,380
United Technologies Corp.	152	20,307

		189,548

Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	62	5,191
United Parcel Service, Inc. - Class B	189	22,580

		27,771

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	255	15,843

Building Products - 0.0%##
Cie de Saint-Gobain (France)	235	9,003
Johnson Controls International plc	223	9,464

		18,467

4

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 0.0%##
Elis S.A. (France)	735	$13,653
SPIE S.A. (France)	355	6,580
Waste Management, Inc.	106	12,402

		32,635

Construction & Engineering - 0.0%##
Eiffage S.A. (France)	130	12,846
Vinci S.A. (France)	415	42,689

		55,535

Electrical Equipment - 0.1%
Eaton Corp. plc	118	9,698
Emerson Electric Co.	162	10,511
Legrand S.A. (France)	125	8,805
Rockwell Automation, Inc.	29	4,663
Schneider Electric S.E. (France)	265	22,863
WEG S.A. (Brazil)	800	5,006

		61,546

Industrial Conglomerates - 0.1%
3M Co.	119	20,792
DMCI Holdings, Inc. (Philippines)	26,700	5,320
Honeywell International, Inc.	128	22,075
LT Group, Inc. (Philippines)	20,000	5,542
Siemens AG (Germany)	185	20,134
SM Investments Corp. (Philippines)	1,080	21,120

		94,983

Machinery - 0.3%
Caterpillar, Inc.	107	14,089
Cummins, Inc.	48	7,872
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	425	10,460
Daifuku Co. Ltd. (Japan)	400	21,877
FANUC Corp. (Japan)	200	35,545
Harmonic Drive Systems, Inc. (Japan)	600	22,598
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	1,120	40,257
Illinois Tool Works, Inc.	71	10,950
Jungheinrich AG (Germany)	960	21,403
KION Group AG (Germany)	385	20,521
Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)*	465	42,217
Nabtesco Corp. (Japan)	800	21,552
Samsung Heavy Industries Co. Ltd. (South Korea)*	1,520	9,004

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
The Weir Group plc (United Kingdom)	1,795	$32,452

		310,797

Professional Services - 0.0%##
SGS S.A. (Switzerland)	5	12,347

Road & Rail - 0.0%##
Localiza Rent a Car S.A. (Brazil)	500	5,738
Rumo S.A. (Brazil)*	1,100	6,278
Union Pacific Corp.	129	23,214

		35,230

Trading Companies & Distributors - 0.0%##
Fastenal Co.	186	5,729

Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	2,900	17,820
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	130	13,012

		30,832

Total Industrials		891,263

Information Technology - 12.3%
Communications Equipment - 0.1%
Cisco Systems, Inc.	646	35,788

Electronic Equipment, Instruments & Components - 0.9%
Cognex Corp.	11,465	504,575
Halma plc (United Kingdom)	1,050	25,357
Hexagon A.B. - Class B (Sweden)	405	19,623
Hollysys Automation Technologies Ltd. (China)	1,170	20,229
Keyence Corp. (Japan)	895	513,595

		1,083,379

IT Services - 6.1%
Alten S.A. (France)	125	15,464
Capgemini SE (France)	75	9,522
International Business Machines Corp.	165	24,460
InterXion Holding N.V. (Netherlands)*	8,550	643,815
Keywords Studios plc (Ireland)	565	11,342
Mastercard, Inc. - Class A	9,615	2,617,876
Sopra Steria Group (France)	175	22,588
Verra Mobility Corp.*	123,890	1,715,876
Visa, Inc. - Class A	13,255	2,359,390

		7,420,333

5

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	189	$9,331
Broadcom, Inc.	70	20,299
Intel Corp.	730	36,902
KLA Corp.	56	7,634
Lam Research Corp.	32	6,676
Maxim Integrated Products, Inc.	87	5,150
Micron Technology, Inc.*	27,520	1,235,373
Texas Instruments, Inc.	179	22,377

		1,343,742

Software - 4.1%
Dassault Systemes S.E. (France)	70	10,648
Microsoft Corp.	18,510	2,522,358
ServiceNow, Inc.*	8,780	2,435,484
Sophos Group plc (United Kingdom)[1]	5,750	30,355

		4,998,845

Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	65	3,802
Western Digital Corp.	105	5,658

		9,460

Total Information Technology		14,891,547

Materials - 4.2%
Chemicals - 2.4%
Air Liquide S.A. (France)	205	28,298
Akzo Nobel N.V. (Netherlands)	11,133	1,050,450
Axalta Coating Systems Ltd.*	22,725	673,342
CF Industries Holdings, Inc.	11,115	550,859
Dow, Inc.	149	7,218
Eastman Chemical Co.	58	4,370
Givaudan S.A. (Switzerland)	5	13,298
LyondellBasell Industries N.V. - Class A	108	9,039
Mexichem S.A.B. de C.V. (Mexico)	9,700	17,726
OCI N.V. (Netherlands)*	335	8,737
Olin Corp.	22,945	460,506
Solvay S.A. (Belgium)	505	51,710

		2,875,553

Containers & Packaging - 0.7%
Crown Holdings, Inc.*	13,045	835,010
International Paper Co.	105	4,611

		839,621

Metals & Mining - 1.1%
First Quantum Minerals Ltd. (Zambia)	1,145	10,549

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc.	45,325	$501,294
Lundin Mining Corp. (Chile)	57,045	276,192
Nucor Corp.	114	6,199
Southern Copper Corp. (Peru)	16,045	574,251

		1,368,485

Total Materials		5,083,659

Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITS) - 4.1%
Acadia Realty Trust	215	6,035
Agree Realty Corp.	130	8,690
Alexandria Real Estate Equities, Inc.	50	7,318
American Campus Communities, Inc.	200	9,350
American Homes 4 Rent - Class A	1,280	30,989
American Tower Corp.	6,055	1,281,359
Americold Realty Trust	585	19,615
Apartment Investment & Management Co. - Class A	464	22,986
AvalonBay Communities, Inc.	230	48,022
Boston Properties, Inc.	245	32,573
Brandywine Realty Trust	1,605	23,674
Camden Property Trust	180	18,668
Chesapeake Lodging Trust	300	8,241
Community Healthcare Trust, Inc.	430	17,669
Cousins Properties, Inc.	1,102	38,768
Crown Castle International Corp.	145	19,323
CubeSmart	260	8,827
Digital Realty Trust, Inc.	170	19,441
Douglas Emmett, Inc.	285	11,634
Equinix, Inc.	2,280	1,144,788
Equity LifeStyle Properties, Inc.	135	16,774
Equity Residential	440	34,712
Essential Properties Realty Trust, Inc.	627	13,242
Essex Property Trust, Inc.	90	27,200
Extra Space Storage, Inc.	90	10,115
Federal Realty Investment Trust	50	6,599
First Industrial Realty Trust, Inc.	310	11,839
Gecina S.A. (France)	135	20,713
Getty Realty Corp.	365	10,943
HCP, Inc.	645	20,595
Healthcare Realty Trust, Inc.	545	17,429
Healthcare Trust of America, Inc. - Class A	865	23,294
Hibernia REIT plc (Ireland)	6,400	10,698

6

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Host Hotels & Resorts, Inc.	1,205	$20,955
Independence Realty Trust, Inc.	1,065	13,153
Inmobiliaria Colonial Socimi S.A. (Spain)	1,845	20,628
Invitation Homes, Inc.	1,159	31,838
Jernigan Capital, Inc.	740	14,682
Kimco Realty Corp.	555	10,662
Lexington Realty Trust	1,085	10,709
Liberty Property Trust	330	17,259
Mid-America Apartment Communities, Inc.	125	14,730
National Retail Properties, Inc.	220	11,493
National Storage Affiliates Trust	225	6,815
Physicians Realty Trust	1,390	23,922
Plymouth Industrial REIT, Inc.	402	7,469
Prologis, Inc.	755	60,861
Public Storage	120	29,131
Realty Income Corp.	105	7,267
SBA Communications Corp.*	5,665	1,390,248
Simon Property Group, Inc.	305	49,471
STAG Industrial, Inc.	405	12,037
STORE Capital Corp.	205	7,013
Sun Communities, Inc.	210	27,890
Sunstone Hotel Investors, Inc.	810	10,700
UDR, Inc.	365	16,812
UMH Properties, Inc.	440	5,786
Urban Edge Properties	800	13,384
Ventas, Inc.	480	32,299
VEREIT, Inc.	2,170	19,790
Vornado Realty Trust	180	11,578
Weingarten Realty Investors	525	14,653
Welltower, Inc.	290	24,105

		4,939,463

Real Estate Management & Development - 0.0%##
Ayala Land, Inc. (Philippines)	21,700	21,159
Nexity S.A. (France)	145	6,962
SM Prime Holdings, Inc. (Philippines)	36,055	25,778

		53,899

Total Real Estate		4,993,362

Utilities - 0.0%##
Electric Utilities - 0.0%##
Manila Electric Co. (Philippines)	1,810	12,951

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	18,900	13,119

	SHARES/
	PRINCIPAL
	AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Utilities (continued)
Multi-Utilities - 0.0%##
Engie S.A. (France)	920	$14,158
Veolia Environnement S.A. (France)	280	7,066

		21,224

Total Utilities		47,294

TOTAL COMMON STOCKS (Identified Cost $89,639,637)		99,605,444

CORPORATE BONDS - 2.9%

Non-Convertible Corporate Bonds - 2.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc., 4.25%, 3/1/2027	110,000	118,316
Verizon Communications, Inc., 5.50%, 3/16/2047	150,000	188,897

		307,213

Media - 0.1%
Discovery Communications LLC, 5.20%, 9/20/2047	120,000	127,682

Wireless Telecommunication Services - 0.0%##
Sprint Corp., 7.125%, 6/15/2024	15,000	16,425

Total Communication Services		451,320

Consumer Discretionary - 0.3%
Automobiles - 0.1%
General Motors Co.[3], (3 mo. LIBOR US + 0.900%), 3.353%, 9/10/2021	85,000	85,016

Diversified Consumer Services - 0.0%##
GEMS MENASA Cayman Ltd. - GEMS Education Delaware, LLC (United Arab Emirates)[1], 7.125%, 7/31/2026	25,000	25,531

Household Durables - 0.1%
Ashton Woods USA LLC - Ashton Woods Finance Co.[1], 6.75%, 8/1/2025	10,000	9,725
LGI Homes, Inc.[1], 6.875%, 7/15/2026	35,000	35,612
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	26,000	25,805

		71,142

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc., 3.60%, 6/1/2026	170,000	178,541

7

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.0%##
Staples, Inc.[1], 7.50%, 4/15/2026	20,000	$20,450

Total Consumer Discretionary		380,680

Consumer Staples - 0.0%##
Beverages - 0.0%##
Constellation Brands, Inc., 3.875%, 11/15/2019	50,000	50,167

Energy - 0.6%
Energy Equipment & Services - 0.0%##
Nabors Industries, Inc., 5.50%, 1/15/2023	15,000	14,025
Shelf Drilling Holdings Ltd. (United Arab Emirates)[1], 8.25%, 2/15/2025	20,000	18,400

		32,425

Oil, Gas & Consumable Fuels - 0.6%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[1], 5.75%, 1/15/2028	25,000	23,344
Bruin E&P Partners, LLC[1], 8.875%, 8/1/2023	15,000	11,213
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	28,000	26,880
Energy Transfer Operating LP, 6.50%, 2/1/2042	80,000	94,726
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	30,000	30,930
Jonah Energy LLC - Jonah Energy Finance Corp.[1], 7.25%, 10/15/2025	109,000	43,055
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	90,000	116,611
Lonestar Resources America, Inc.[1], 11.25%, 1/1/2023	15,000	14,025
Moss Creek Resources Holdings, Inc.[1], 10.50%, 5/15/2027	5,000	4,400
NuStar Logistics LP, 6.75%, 2/1/2021	15,000	15,675
Rockies Express Pipeline, LLC[1], 5.625%, 4/15/2020	25,000	25,585
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	130,000	148,234
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	20,000	19,675
Southwestern Energy Co.[4], 6.20%, 1/23/2025	21,000	18,113

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc.[1], 9.75%, 11/1/2023	15,000	$14,362
The Williams Companies, Inc., 3.75%, 6/15/2027	80,000	82,376

		689,204

Total Energy		721,629

Financials - 0.9%
Banks - 0.5%
Bank of America Corp., 4.00%, 1/22/2025	160,000	167,943
Citigroup, Inc., 8.125%, 7/15/2039	60,000	96,686
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	160,000	162,026
JPMorgan Chase & Co.[5], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	80,000	84,820
Santander Holdings USA, Inc., 4.50%, 7/17/2025	110,000	116,676

		628,151

Capital Markets - 0.2%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	15,000	15,600
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	50,000	53,192
Morgan Stanley[3], (3 mo. LIBOR US + 1.220%), 3.78%, 5/8/2024	160,000	162,232

		231,024

Consumer Finance - 0.0%##
SLM Corp., 5.125%, 4/5/2022	30,000	30,300

Diversified Financial Services - 0.1%
Fidelity & Guaranty Life Holdings, Inc.[1], 5.50%, 5/1/2025	30,000	31,350
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[1,6], 6.50%, 9/15/2024	15,000	14,934
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[1], 10.50%, 6/1/2024	20,000	19,800

		66,084

Insurance - 0.1%
GTCR AP Finance, Inc.[1], 8.00%, 5/15/2027	5,000	5,113

8

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Prudential Financial, Inc.[5], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	100,000	$106,877

		111,990

Thrifts & Mortgage Finance - 0.0%##
Radian Group, Inc., 4.875%, 3/15/2027	30,000	30,075

Total Financials		1,097,624

Health Care - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc., 4.125%, 6/15/2029	80,000	81,950

Industrials - 0.3%
Airlines - 0.0%##
American Airlines Group, Inc.[1], 5.50%, 10/1/2019	20,000	20,066

Commercial Services & Supplies - 0.0%##
The ADT Security Corp., 5.25%, 3/15/2020	15,000	15,113

Construction & Engineering - 0.0%##
HC2 Holdings, Inc.[1], 11.50%, 12/1/2021	10,000	8,700
Tutor Perini Corp.[1], 6.875%, 5/1/2025	28,000	27,475

		36,175

Industrial Conglomerates - 0.1%
General Electric Co.[5,7], (3 mo. LIBOR US + 3.330%), 5.00%	110,000	106,561

Machinery - 0.0%##
The Manitowoc Co., Inc.[1], 9.00%, 4/1/2026	10,000	10,075

Marine - 0.1%
American Tanker, Inc. (Norway)[1], 9.25%, 2/22/2022	15,000	15,153
Global Ship Lease, Inc. (United Kingdom)[1], 9.875%, 11/15/2022	30,000	30,450

		45,603

Trading Companies & Distributors - 0.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	110,000	116,360

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Fortress Transportation & Infrastructure Investors, LLC[1], 6.50%, 10/1/2025	25,000	$25,906

		142,266

Total Industrials		375,859

Information Technology - 0.1%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	30,000	31,785

Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	28,000	27,720

Total Information Technology		59,505

Materials - 0.2%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	15,000	15,394

Containers & Packaging - 0.0%##
ARD Securities Finance S.A.R.L (Luxembourg)[1,6], 8.75%, 1/31/2023	5,000	5,162
Mauser Packaging Solutions Holding Co.[1], 7.25%, 4/15/2025	15,000	14,212

		19,374

Metals & Mining - 0.2%
Mountain Province Diamonds, Inc. (Canada)[1], 8.00%, 12/15/2022	25,000	24,781
Northwest Acquisitions ULC - Dominion Finco, Inc.[1], 7.125%, 11/1/2022	30,000	20,400
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	120,000	122,035
Techniplas LLC[1], 10.00%, 5/1/2020	20,000	17,400

		184,616

Total Materials		219,384

Real Estate - 0.0%##
Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[1], 7.875%, 11/15/2025	25,000	24,999

9

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES	PRINCIPAL
	AMOUNT2 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development (continued)
Forestar Group, Inc.[1], 8.00%, 4/15/2024	25,000	$26,625

Total Real Estate		51,624

TOTAL CORPORATE BONDS (Identified Cost $3,453,545)		3,489,742

MUTUAL FUNDS - 0.2%
SPDR Gold Shares	1,170	155,856
VanEck Vectors Gold Miners ETF	3,516	93,174

TOTAL MUTUAL FUNDS (Identified Cost $234,703)		249,030

U.S. TREASURY SECURITIES - 12.4%

U.S. Treasury Bonds - 1.4%
U.S. Treasury Bond, 4.75%, 2/15/2037	625,000	854,590
U.S. Treasury Bond, 3.00%, 5/15/2047	570,000	624,016
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	251,830	255,723

Total U.S. Treasury Bonds (Identified Cost $1,568,968)		1,734,329

	PRINCIPAL
	AMOUNT2 /
	SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 11.0%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	1,136,219	$1,122,925
U.S. Treasury Note, 2.625%, 5/15/2021	1,210,000	1,224,416
U.S. Treasury Note, 2.00%, 8/15/2025	7,503,000	7,544,032
U.S. Treasury Note, 1.625%, 5/15/2026	1,220,000	1,196,172
U.S. Treasury Note, 2.375%, 5/15/2027	1,143,000	1,177,558
U.S. Treasury Note, 2.75%, 2/15/2028	1,060,000	1,123,434

Total U.S. Treasury Notes (Identified Cost $13,253,373)		13,388,537

TOTAL U.S. TREASURY SECURITIES (Identified Cost $14,822,341)		15,122,866

SHORT-TERM INVESTMENT - 1.0%

Dreyfus Government Cash Management, Institutional Shares, 2.22%[8], (Identified Cost $1,187,649)	1,187,649	1,187,649

TOTAL INVESTMENTS - 98.4% (Identified Cost $109,337,875)		119,654,731
OTHER ASSETS, LESS LIABILITIES - 1.6%		1,962,693

NET ASSETS - 100%		$121,617,424

ADR - American Depositary Receipt

ETF - Exchange-traded fund

*Non-income producing security.

## Less than 0.1%.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $743,587, or 1.0% of the Series’ net assets as of July 31, 2019.

2Amount is stated in USD unless otherwise noted.

3Floating rate security. Rate shown is the rate in effect as of July 31, 2019.

4Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2019.

6Represents a Payment-In-Kind bond.

7Security is perpetual in nature and has no stated maturity date.

8Rate shown is the current yield as of July 31, 2019.

10

Investment Portfolio - July 31, 2019

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$12,364,242	$9,780,451	$2,583,791	$—
Consumer Discretionary	13,767,136	12,469,614	1,297,522	—
Consumer Staples	16,963,299	12,212,765	4,750,534	—
Financials	12,894,916	10,430,747	2,464,169	—
Energy	3,944,798	3,688,132	256,666	—
Health Care	13,763,928	11,933,360	1,830,568	—
Industrials	891,263	321,409	569,854	—
Information Technology	14,891,547	14,233,053	658,494	—
Materials	5,083,659	3,931,166	1,152,493	—
Real Estate	4,993,362	4,887,424	105,938	—
Utilities	47,294	—	47,294	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	15,122,866	—	15,122,866	—
Corporate debt:
Communication Services	451,320	—	451,320	—
Consumer Discretionary	380,680	—	380,680	—
Consumer Staples	50,167	—	50,167	—
Energy	721,629	—	721,629	—
Financials	1,097,624	—	1,097,624	—
Health Care	81,950	—	81,950	—
Industrials	375,859	—	375,859	—
Information Technology	59,505	—	59,505	—
Materials	219,384	—	219,384	—
Real Estate	51,624	—	51,624	—
Mutual funds	1,436,679	1,436,679	—	—

Total assets	$119,654,731	$85,324,800	$34,329,931	$—

#Includes certain foreign securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

11

Investment Portfolio - July 31, 2019

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS - 37.8%

Communication Services - 5.0%
Diversified Telecommunication Services - 0.1%
Elisa OYJ (Finland)	528	$24,829
Orange S.A. (France)	560	8,301
Telefonica Brasil S.A. (Brazil)	200	2,735

		35,865

Entertainment - 1.5%
Activision Blizzard, Inc.	12,730	620,459
Electronic Arts, Inc.*[1]	7,400	684,500
Nexon Co. Ltd. (Japan)*	3,530	55,875
Sea Ltd. - ADR (Thailand)*	800	28,080
Toho Co. Ltd. - Tokyo (Japan)	500	19,414
Viacom, Inc. - Class B	84	2,549
Vivendi S.A. (France)	285	7,916

		1,418,793

Interactive Media & Services - 3.0%
Alphabet, Inc. - Class A*[1]	425	517,735
Alphabet, Inc. - Class C*[1]	425	517,088
Autohome, Inc. - ADR (China)*	215	18,275
Facebook, Inc. - Class A*	3,520	683,690
Kakao Corp. (South Korea)	225	23,969
Tencent Holdings Ltd. - Class H (China)	22,203	1,034,504

		2,795,261

Media - 0.4%
Informa plc (United Kingdom)	2,410	25,517
Quebecor, Inc. - Class B (Canada)	7,500	169,912
Shaw Communications, Inc. - Class B (Canada)	8,690	170,337

		365,766

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	175	7,387

Total Communication Services		4,623,072

Consumer Discretionary - 4.3%
Auto Components - 0.0%##
Cie Generale des Etablissements Michelin SCA (France)	50	5,527

Automobiles - 0.0%##
Peugeot S.A. (France)	160	3,776
Trigano S.A. (France)	45	4,515

		8,291

Distributors - 0.0%##
Genuine Parts Co.	33	3,205

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Diversified Consumer Services - 0.1%
Fu Shou Yuan International Group Ltd. (China)	24,000	$20,508
New Oriental Education & Technology Group, Inc. - ADR (China)*	230	23,991
TAL Education Group - ADR (China)*	565	18,193

		62,692

Hotels, Restaurants & Leisure - 0.1%
Basic-Fit N.V. (Netherlands)*[2]	540	17,067
Galaxy Entertainment Group Ltd. (Macau)	2,000	13,615
Hilton Worldwide Holdings, Inc.	120	11,586
Jollibee Foods Corp. (Philippines)	1,620	8,232
Melco Resorts & Entertainment Ltd. - ADR (Hong Kong)	535	12,021
MGM China Holdings Ltd. (Macau)	7,200	11,766
Restaurant Brands International, Inc. (Canada)	225	16,582
Sands China Ltd. (Macau)	3,600	17,280
Wynn Macau Ltd. (Macau)	8,000	17,951

		126,100

Household Durables - 0.8%
Sony Corp. - ADR (Japan)	12,145	690,565
Sony Corp. (Japan)	400	22,750

		713,315

Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd. - ADR (China)*[1]	180	31,160
Amazon.com, Inc.*[1]	365	681,375
Booking Holdings, Inc.*[1]	380	716,912
Despegar.com Corp. (Argentina)*	375	4,879
Farfetch Ltd. - Class A (United Kingdom)*	235	4,723

		1,439,049

Leisure Products - 0.1%
Technogym S.p.A. (Italy)[2]	1,615	17,348
Thule Group AB (Sweden)[2]	1,135	24,792

		42,140

Multiline Retail - 0.0%##
B&M European Value Retail S.A. (United Kingdom)	2,110	9,471
Kohl’s Corp.	45	2,424
Lojas Renner S.A. (Brazil)	400	4,952

		16,847

1

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 0.7%
Best Buy Co., Inc.	53	$4,056
The Gap, Inc.	97	1,892
The Home Depot, Inc.	100	21,369
Industria de Diseno Textil S.A. (Spain)	21,205	634,504

		661,821

Textiles, Apparel & Luxury Goods - 0.9%
ANTA Sports Products Ltd. (China)	1,000	7,465
EssilorLuxottica S.A. (France)	85	11,506
Hermes International (France)	5	3,512
Kering S.A. (France)	20	10,330
Kontoor Brands, Inc.*	8	235
lululemon athletica, Inc.*	4,050	773,914
LVMH Moet Hennessy Louis Vuitton SE (France)	65	26,849
Shenzhou International Group Holdings Ltd. (China)	1,500	20,689
VF Corp.	62	5,418

		859,918

Total Consumer Discretionary		3,938,905

Consumer Staples - 5.9%
Beverages - 3.2%
Ambev S.A. - ADR (Brazil)[1]	38,325	201,972
Ambev S.A. (Brazil)	2,600	13,762
Anheuser-Busch InBev S.A./N.V. (Belgium)	8,130	817,365
The Coca-Cola Co.	13,740	723,136
Coca-Cola European Partners plc (United Kingdom)[1]	440	24,323
Diageo plc (United Kingdom)	9,230	384,893
Heineken N.V. (Netherlands)	225	24,140
Molson Coors Brewing Co. - Class B	41	2,214
PepsiCo, Inc.	5,770	737,464
Pernod Ricard S.A. (France)	60	10,529

		2,939,798

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	400	24,519
The Kroger Co.	108	2,285
Loblaw Companies, Ltd. (Canada)	495	25,684
Puregold Price Club, Inc. (Philippines)	4,700	4,187
Raia Drogasil S.A. (Brazil)	100	2,162
Robinsons Retail Holdings, Inc. (Philippines)	2,800	4,363

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Sysco Corp.	80	$5,486
Walgreens Boots Alliance, Inc.	119	6,484
Walmart, Inc.	225	24,836

		100,006

Food Products - 1.7%
Archer-Daniels-Midland Co.	77	3,163
Barry Callebaut AG (Switzerland)	5	9,755
Conagra Brands, Inc.	87	2,512
Danone S.A. (France)	690	59,884
General Mills, Inc.	103	5,470
The Hershey Co.	35	5,311
The J.M. Smucker Co.	25	2,780
Kellogg Co.	58	3,377
Kerry Group plc - Class A (Ireland)	210	24,502
Mondelez International, Inc. - Class A	12,914	690,770
Nestle S.A. (Switzerland)	7,560	802,019
Tyson Foods, Inc. - Class A	46	3,657
Universal Robina Corp. (Philippines)	2,650	8,304

		1,621,504

Household Products - 0.1%
Colgate-Palmolive Co.	114	8,178
Essity AB - Class B (Sweden)	820	24,357
Kimberly-Clark Corp.	51	6,918
Reckitt Benckiser Group plc (United Kingdom)	305	23,578

		63,031

Personal Products - 0.8%
Beiersdorf AG (Germany)	125	14,486
LG Household & Health Care Ltd. (South Korea)	22	23,294
L’Oreal S.A. (France)	70	18,730
Unilever plc - ADR (United Kingdom)	11,100	667,332

		723,842

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)[1]	300	10,683

Total Consumer Staples		5,458,864

Energy - 1.2%
Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	134	3,401
Core Laboratories N.V.	180	9,031
Halliburton Co.	18,184	418,232

2

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Schlumberger Ltd.[1]	8,420	$336,547
Transocean Ltd.*[1]	15,760	95,821

		863,032

Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	1,345	12,360
Chevron Corp.	127	15,634
China Petroleum & Chemical Corp. - Class H (China)	22,000	14,124
Eni S.p.A. (Italy)	1,570	24,526
Equinor ASA (Norway)	1,370	24,565
Galp Energia SGPS S.A. (Portugal)	1,585	24,676
Marathon Petroleum Corp.	107	6,034
Occidental Petroleum Corp.	89	4,571
Phillips 66	51	5,231
Repsol S.A. (Spain)	1,494	23,696
Royal Dutch Shell plc - Class B - ADR (Netherlands)	595	37,765
Suncor Energy, Inc. (Canada)	635	18,221
TOTAL S.A. (France)	460	23,842
Valero Energy Corp.	67	5,712
Woodside Petroleum Ltd. (Australia)	525	12,380

		253,337

Total Energy		1,116,369

Financials - 4.1%
Banks - 0.3%
Banco Bradesco S.A. (Brazil)	2,200	19,969
Banco do Brasil S.A. (Brazil)	600	7,763
Banco Santander Brasil S.A. (Brazil)	200	2,268
Bank of America Corp.	537	16,475
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	320	10,058
Bank of the Philippine Islands (Philippines)	4,820	8,496
Bankinter S.A. (Spain)	2,150	13,947
BB&T Corp.	82	4,225
BDO Unibank, Inc. (Philippines)	3,950	11,358
BNP Paribas S.A. (France)	325	15,210
Citigroup, Inc.	157	11,172
Credit Agricole S.A. (France)	355	4,226
Fifth Third Bancorp.	126	3,741
FinecoBank Banca Fineco S.p.A. (Italy)	1,780	17,707
Itau Unibanco Holding S.A. (Brazil)	2,700	24,698
Itausa - Investimentos Itau S.A. (Brazil)	2,500	8,202

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	210	$24,360
KeyCorp.	172	3,160
Metropolitan Bank & Trust Co. (Philippines)	6,255	9,298
Regions Financial Corp.	153	2,437
SunTrust Banks, Inc.	64	4,262
U.S. Bancorp	186	10,630
Wells Fargo & Co.	402	19,461

		253,123

Capital Markets - 2.8%
Amundi S.A. (France)[2]	160	11,009
B3 S.A. - Brasil Bolsa Balcao (Brazil)	1,100	12,192
BlackRock, Inc.[1]	390	182,395
Cboe Global Markets, Inc.[1]	3,550	388,050
The Charles Schwab Corp.	7,450	321,989
CME Group, Inc.[1]	1,800	349,956
Deutsche Boerse AG (Germany)	150	20,823
E*TRADE Financial Corp.	3,470	169,301
Intercontinental Exchange, Inc.	4,440	390,098
Julius Baer Group Ltd. (Switzerland)	285	12,179
Moody’s Corp.	1,800	385,812
S&P Global, Inc.	1,580	387,021

		2,630,825

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. - Class B*[1]	4,150	852,534

Insurance - 0.1%
Admiral Group plc (United Kingdom)	380	9,993
The Allstate Corp.	39	4,190
AXA S.A. (France)	555	13,980
BB Seguridade Participacoes S.A. (Brazil)	400	3,407
Chubb Ltd.	42	6,419
The Hartford Financial Services Group, Inc.	51	2,939
Ping An Insurance Group Co. of China Ltd. - Class H (China)	1,500	17,679
The Travelers Cos., Inc.	30	4,399

		63,006

Total Financials		3,799,488

Health Care - 7.3%
Biotechnology - 1.5%
AbbVie, Inc.	164	10,926
Amgen, Inc.	73	13,620

3

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
BioMarin Pharmaceutical, Inc.*[1]	3,550	$281,586
Gilead Sciences, Inc.	161	10,549
Incyte Corp.*	4,145	351,993
Seattle Genetics, Inc.*	4,935	373,629
Vertex Pharmaceuticals, Inc.*	1,895	315,745

		1,358,048

Health Care Equipment & Supplies - 1.7%
Alcon, Inc. (Switzerland)*	2,694	158,272
Alcon, Inc. (Switzerland)*	207	11,987
Getinge AB - Class B (Sweden)	1,080	15,846
Hoya Corp. (Japan)	300	23,005
Koninklijke Philips N.V. (Netherlands)	570	26,739
Medtronic plc[1]	13,027	1,327,972
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	12,000	11,440
Smith & Nephew plc (United Kingdom)	1,155	26,148

		1,601,409

Health Care Providers & Services - 0.1%
CVS Health Corp.	149	8,325
Orpea (France)	95	11,869
Quest Diagnostics, Inc.	26	2,654
Sonic Healthcare Ltd. (Australia)	1,315	25,168

		48,016

Life Sciences Tools & Services - 0.1%
Gerresheimer AG (Germany)	140	10,890
QIAGEN N.V.*[1]	250	9,430
QIAGEN N.V.*	420	15,942
Tecan Group AG (Switzerland)	20	5,081

		41,343

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	181	8,038
Ipsen S.A. (France)	200	22,959
Jazz Pharmaceuticals plc*	190	26,482
Johnson & Johnson	7,735	1,007,252
Kyowa Kirin Co. Ltd. (Japan)	9,900	163,162
Merck & Co., Inc.	4,630	384,244
Merck KGaA (Germany)	6,380	650,723
Novartis AG - ADR (Switzerland)	13,260	1,214,351
Novartis AG (Switzerland)	310	28,427
Perrigo Co. plc[1]	380	20,524
Pfizer, Inc.	518	20,119
Recordati S.p.A. (Italy)	575	25,751

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Roche Holding AG (Switzerland)	140	$37,473
Sanofi (France)	315	26,250

		3,635,755

Total Health Care		6,684,571

Industrials - 0.5%

Aerospace & Defense - 0.1%
Airbus S.E. (France)	155	21,911
BAE Systems plc (United Kingdom)	3,640	24,184
The Boeing Co.	50	17,059
General Dynamics Corp.	29	5,392
Lockheed Martin Corp.	31	11,227
Safran S.A. (France)	90	12,921
Thales S.A. (France)	20	2,253
United Technologies Corp.	88	11,757

		106,704

Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	36	3,014
United Parcel Service, Inc. - Class B	110	13,142

		16,156

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	140	8,698

Building Products - 0.0%##
Cie de Saint-Gobain (France)	135	5,172
Johnson Controls International plc	129	5,475

		10,647

Commercial Services & Supplies - 0.0%##
Elis S.A. (France)	415	7,709
SPIE S.A. (France)	200	3,707
Waste Management, Inc.	61	7,137

		18,553

Construction & Engineering - 0.0%##
Eiffage S.A. (France)	70	6,917
Vinci S.A. (France)	240	24,687

		31,604

Electrical Equipment - 0.1%
Eaton Corp. plc	68	5,589
Emerson Electric Co.	94	6,099
Legrand S.A. (France)	70	4,931
Rockwell Automation, Inc.	17	2,733
Schneider Electric S.E. (France)	150	12,941

4

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
WEG S.A. (Brazil)	400	$2,503

		34,796

Industrial Conglomerates - 0.1%
3M Co.	69	12,056
DMCI Holdings, Inc. (Philippines)	18,400	3,666
Honeywell International, Inc.	74	12,762
LT Group, Inc. (Philippines)	13,500	3,741
Siemens AG (Germany)	105	11,428
SM Investments Corp. (Philippines)	610	11,929

		55,582

Machinery - 0.2%
Caterpillar, Inc.	62	8,164
Cummins, Inc.	28	4,592
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	290	7,137
Daifuku Co. Ltd. (Japan)	200	10,939
FANUC Corp. (Japan)	100	17,773
Harmonic Drive Systems, Inc. (Japan)	300	11,299
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	635	22,824
Illinois Tool Works, Inc.	41	6,323
Jungheinrich AG (Germany)	525	11,705
KION Group AG (Germany)	220	11,726
Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)*	260	23,605
Nabtesco Corp. (Japan)	400	10,776
Samsung Heavy Industries Co. Ltd. (South Korea)*	935	5,539
The Weir Group plc (United Kingdom)	985	17,808

		170,210

Road & Rail - 0.0%##
Localiza Rent a Car S.A. (Brazil)	300	3,443
Rumo S.A. (Brazil)*	600	3,424
Union Pacific Corp.	75	13,496

		20,363

Trading Companies & Distributors - 0.0%##
Fastenal Co.	108	3,326

Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	1,700	10,446

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure (continued)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	80	$8,007

		18,453

Total Industrials		495,092

Information Technology - 6.4%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	374	20,720

Electronic Equipment, Instruments & Components - 0.2%
Cognex Corp.	3,745	164,817
Halma plc (United Kingdom)	590	14,247
Hexagon A.B. - Class B (Sweden)	250	12,113
Hollysys Automation Technologies Ltd. (China)	665	11,498

		202,675

IT Services - 3.3%
Alten S.A. (France)	70	8,660
Capgemini SE (France)	40	5,079
International Business Machines Corp.	96	14,231
InterXion Holding N.V. (Netherlands)*[1]	7,895	594,494
Keywords Studios plc (Ireland)	330	6,624
Mastercard, Inc. - Class A	4,340	1,181,652
Sopra Steria Group (France)	95	12,262
Visa, Inc. - Class A	6,620	1,178,360

		3,001,362

Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc.	109	5,380
Broadcom, Inc.	40	11,600
Intel Corp.	423	21,383
KLA Corp.	32	4,362
Lam Research Corp.	19	3,964
Maxim Integrated Products, Inc.	50	2,960
Micron Technology, Inc.*	8,790	394,583
Texas Instruments, Inc.	104	13,001

		457,233

Software - 2.4%
Dassault Systemes S.E. (France)	40	6,085
Microsoft Corp.	10,610	1,445,825
ServiceNow, Inc.*	2,510	696,249
Sophos Group plc (United Kingdom)[2]	3,440	18,160

		2,166,319

5

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	37	$2,164
Western Digital Corp.	61	3,287

		5,451

Total Information Technology		5,853,760

Materials - 0.1%

Chemicals - 0.1%
Air Liquide S.A. (France)	115	15,874
Akzo Nobel N.V. (Netherlands)	320	30,193
Dow, Inc.	86	4,166
Eastman Chemical Co.	34	2,562
LyondellBasell Industries N.V. - Class A	63	5,272
Mexichem S.A.B. de C.V. (Mexico)	5,400	9,868
OCI N.V. (Netherlands)*	185	4,825
Solvay S.A. (Belgium)	265	27,135

		99,895

Containers & Packaging - 0.0%##
International Paper Co.	61	2,679

Metals & Mining - 0.0%##
First Quantum Minerals Ltd. (Zambia)	605	5,575
Lundin Mining Corp. (Chile)	1,085	5,253
Nucor Corp.	66	3,589

		14,417

Total Materials		116,991

Real Estate - 3.0%
Equity Real Estate Investment Trusts (REITS) - 3.0%
Acadia Realty Trust[1]	280	7,860
Agree Realty Corp.[1]	180	12,033
Alexandria Real Estate Equities, Inc.[1]	60	8,782
American Campus Communities, Inc.[1]	285	13,324
American Homes 4 Rent - Class A1	1,735	42,004
American Tower Corp.[1]	1,660	351,289
Americold Realty Trust[1]	735	24,645
Apartment Investment & Management Co. - Class A1	589	29,179
AvalonBay Communities, Inc.[1]	300	62,637
Boston Properties, Inc.[1]	335	44,538
Brandywine Realty Trust[1]	2,375	35,031
Camden Property Trust[1]	230	23,853
Chesapeake Lodging Trust[1]	410	11,263
Community Healthcare Trust, Inc.	590	24,243

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Cousins Properties, Inc.	1,400	$49,252
Crown Castle International Corp.	195	25,986
CubeSmart	350	11,882
Digital Realty Trust, Inc.	225	25,731
Douglas Emmett, Inc.	390	15,920
Equinix, Inc.	1,095	549,799
Equity LifeStyle Properties, Inc.	185	22,986
Equity Residential	555	43,784
Essential Properties Realty Trust, Inc.	844	17,825
Essex Property Trust, Inc.	130	39,289
Extra Space Storage, Inc.	125	14,049
Federal Realty Investment Trust	60	7,921
First Industrial Realty Trust, Inc.	420	16,040
Gecina S.A. (France)	75	11,507
Getty Realty Corp.	495	14,840
HCP, Inc.	885	28,258
Healthcare Realty Trust, Inc.	745	23,825
Healthcare Trust of America, Inc. - Class A	1,190	32,047
Hibernia REIT plc (Ireland)	8,735	14,601
Host Hotels & Resorts, Inc.	1,530	26,607
Independence Realty Trust, Inc.	1,440	17,784
Inmobiliaria Colonial Socimi S.A. (Spain)	1,040	11,628
Invitation Homes, Inc.	1,470	40,381
Jernigan Capital, Inc.	815	16,170
Kimco Realty Corp.	740	14,215
Lexington Realty Trust	1,465	14,460
Liberty Property Trust	420	21,966
Mid-America Apartment Communities, Inc.	160	18,854
National Retail Properties, Inc.	295	15,411
National Storage Affiliates Trust	305	9,238
Physicians Realty Trust	1,760	30,290
Plymouth Industrial REIT, Inc.	496	9,216
Prologis, Inc.	985	79,401
Public Storage	165	40,055
Realty Income Corp.	130	8,997
SBA Communications Corp.*	1,530	375,477
Simon Property Group, Inc.	390	63,258
STAG Industrial, Inc.	515	15,306
STORE Capital Corp.	265	9,066
Sun Communities, Inc.	265	35,195
Sunstone Hotel Investors, Inc.	1,030	13,606
UDR, Inc.	465	21,418

6

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/
	PRINCIPAL
	AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
UMH Properties, Inc.	575	$7,561
Urban Edge Properties	1,255	20,996
Ventas, Inc.	610	41,047
VEREIT, Inc.	2,960	26,995
Vornado Realty Trust	250	16,080
Weingarten Realty Investors	710	19,816
Welltower, Inc.	380	31,586

		2,728,303

Real Estate Management & Development - 0.0%##
Ayala Land, Inc. (Philippines)	12,500	12,188
Nexity S.A. (France)	80	3,841
SM Prime Holdings, Inc. (Philippines)	20,360	14,556

		30,585

Total Real Estate		2,758,888

Utilities - 0.0%##
Electric Utilities - 0.0%##
Manila Electric Co. (Philippines)	1,020	7,298

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	10,700	7,427

Multi-Utilities - 0.0%##
Engie S.A. (France)	530	8,156
Veolia Environnement S.A. (France)	160	4,039

		12,195

Total Utilities		26,920

TOTAL COMMON STOCKS (Identified Cost $31,220,589)		34,872,920

CORPORATE BONDS - 14.9%

Non-Convertible Corporate Bonds - 14.9%
Communication Services - 2.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.[1], 4.25%, 3/1/2027	530,000	570,066
Verizon Communications, Inc., 5.50%, 3/16/2047	600,000	755,587

		1,325,653

Media - 0.6%
Discovery Communications LLC, 5.20%, 9/20/2047	550,000	585,211

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Wireless Telecommunication Services - 0.0%##
Sprint Corp., 7.125%, 6/15/2024	20,000	$21,900

Total Communication Services		1,932,764

Consumer Discretionary - 1.9%
Automobiles - 0.8%
General Motors Co.[4], (3 mo. LIBOR US + 0.900%), 3.353%, 9/10/2021	325,000	325,061
General Motors Financial Co., Inc., 3.15%, 1/15/2020	440,000	440,658

		765,719

Diversified Consumer Services - 0.0%##
GEMS MENASA Cayman Ltd. - GEMS Education Delaware, LLC (United Arab Emirates)[2], 7.125%, 7/31/2026	35,000	35,744

Household Durables - 0.1%
Ashton Woods USA LLC - Ashton Woods Finance Co.[2], 6.75%, 8/1/2025	10,000	9,725
LGI Homes, Inc.[2], 6.875%, 7/15/2026	55,000	55,962
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	39,000	38,708

		104,395

Internet & Direct Marketing Retail - 0.9%
Booking Holdings, Inc., 3.60%, 6/1/2026	800,000	840,193

Specialty Retail - 0.1%
Staples, Inc.[2], 7.50%, 4/15/2026	35,000	35,788

Total Consumer Discretionary		1,781,839

Consumer Staples - 0.3%

Beverages - 0.3%
Constellation Brands, Inc., 3.875%, 11/15/2019	260,000	260,868

Energy - 2.8%
Energy Equipment & Services - 0.1%
Nabors Industries, Inc., 5.50%, 1/15/2023	25,000	23,375
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	35,000	32,200

		55,575

7

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)

Oil, Gas & Consumable Fuels - 2.7%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 1/15/2028	35,000	$32,682
Bruin E&P Partners, LLC[1,2], 8.875%, 8/1/2023	25,000	18,687
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	44,000	42,240
Energy Transfer Operating LP, 6.50%, 2/1/2042	360,000	426,266
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	45,000	46,395
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	60,000	23,700
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	430,000	557,142
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	20,000	18,700
Moss Creek Resources Holdings, Inc.[2], 10.50%, 5/15/2027	5,000	4,400
NuStar Logistics LP, 6.75%, 2/1/2021	20,000	20,900
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	40,000	40,936
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	670,000	763,974
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	35,000	34,431
Southwestern Energy Co.[5], 6.20%, 1/23/2025	46,000	39,675
W&T Offshore, Inc.[2], 9.75%, 11/1/2023	20,000	19,150
The Williams Companies, Inc., 3.75%, 6/15/2027	410,000	422,179

		2,511,457

Total Energy		2,567,032

Financials - 4.9%
Banks - 2.9%
Bank of America Corp.[1], 4.00%, 1/22/2025	800,000	839,717
Citigroup, Inc.[1], 8.125%, 7/15/2039	260,000	418,972
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	420,000	425,318
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	390,000	413,498

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc., 4.50%, 7/17/2025	520,000	$551,561

		2,649,066

Capital Markets - 1.2%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	25,000	26,000
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	240,000	255,324
Morgan Stanley[4], (3 mo. LIBOR US + 1.220%), 3.78%, 5/8/2024	810,000	821,300

		1,102,624

Consumer Finance - 0.0%##
SLM Corp., 5.125%, 4/5/2022	40,000	40,400

Diversified Financial Services - 0.1%
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	45,000	47,025
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[2,7], 6.50%, 9/15/2024	25,000	24,890
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	30,000	29,700

		101,615

Insurance - 0.6%
GTCR AP Finance, Inc.[2], 8.00%, 5/15/2027	5,000	5,112
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	510,000	545,073

		550,185

Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc., 4.875%, 3/15/2027	50,000	50,125

Total Financials		4,494,015

Health Care - 0.4%
Health Care Providers & Services - 0.4%
HCA, Inc., 4.125%, 6/15/2029	410,000	419,992

Industrials - 1.4%
Airlines - 0.1%
American Airlines Group, Inc.[1,2], 5.50%, 10/1/2019	100,000	100,330

Commercial Services & Supplies - 0.0%##
The ADT Security Corp.[1], 5.25%, 3/15/2020	20,000	20,150

8

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering - 0.1%
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	10,000	$8,700
Tutor Perini Corp.[2], 6.875%, 5/1/2025	44,000	43,175

		51,875

Industrial Conglomerates - 0.5%
General Electric Co.[6,8], (3 mo. LIBOR US + 3.330%), 5.00%	460,000	445,625

Machinery - 0.0%##
The Manitowoc Co., Inc.[2], 9.00%, 4/1/2026	10,000	10,075

Marine - 0.1%
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	25,000	25,255
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	50,000	50,750

		76,005

Trading Companies & Distributors - 0.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland)[1], 4.45%, 10/1/2025	530,000	560,644
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	30,000	31,087

		591,731

Total Industrials		1,295,791

Information Technology - 0.1%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	45,000	47,677

Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	43,000	42,570

Total Information Technology		90,247

Materials - 0.8%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	20,000	20,525

Containers & Packaging - 0.0%##
ARD Securities Finance S.A.R.L (Luxembourg)[2,7], 8.75%, 1/31/2023	5,000	5,163

	PRINCIPAL
	AMOUNT3 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co.[2], 7.25%, 4/15/2025	25,000	$23,687

		28,850

Metals & Mining - 0.8%
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	45,000	44,606
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	50,000	34,000
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	560,000	569,496
Techniplas LLC[2], 10.00%, 5/1/2020	35,000	30,450

		678,552

Total Materials		727,927

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	92,000	91,687

Real Estate Management & Development - 0.1%
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	35,000	35,001
Forestar Group, Inc.[2], 8.00%, 4/15/2024	35,000	37,275

		72,276

Total Real Estate		163,963

TOTAL CORPORATE BONDS (Identified Cost $13,268,999)		13,734,438

MUTUAL FUNDS - 0.1%
SPDR Gold Shares	661	88,052
VanEck Vectors Gold Miners ETF	1,988	52,682

TOTAL MUTUAL FUNDS (Identified Cost $132,109)		140,734

U.S. TREASURY SECURITIES - 24.4%

U.S. Treasury Bonds - 8.6%
U.S. Treasury Bond, 6.25%, 5/15/2030	1,302,000	1,832,006
U.S. Treasury Bond, 4.75%, 2/15/2037	1,406,000	1,922,485
U.S. Treasury Bond, 2.50%, 2/15/2045	1,977,000	1,968,660

9

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
U.S. Treasury Bond, 3.00%, 5/15/2047	1,547,000	$1,693,602
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	501,734	509,489

Total U.S. Treasury Bonds
(Identified Cost $7,255,438)		7,926,242

U.S. Treasury Notes - 15.8%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	2,752,953	2,720,742
U.S. Treasury Note, 2.50%, 8/15/2023	4,510,000	4,622,926
U.S. Treasury Note, 2.125%, 5/15/2025	1,827,000	1,850,123
U.S. Treasury Note, 1.625%, 5/15/2026	1,828,000	1,792,297
U.S. Treasury Note, 2.375%, 5/15/2027	1,734,000	1,786,426
U.S. Treasury Note, 2.75%, 2/15/2028	1,695,000	1,796,435

Total U.S. Treasury Notes (Identified Cost $14,272,303)		14,568,949

TOTAL U.S. TREASURY SECURITIES (Identified Cost $21,527,741)		22,495,191

ASSET-BACKED SECURITIES - 5.2%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A1,2, 3.561%, 7/15/2030	209,218	209,890
CCG Receivables Trust, Series 2019-1, Class A2[2], 2.80%, 9/14/2026	570,000	572,642
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[1,2], 2.12%, 11/15/2029	391,280	389,961
Enterprise Fleet Financing LLC, Series 2018-2, Class A2[2], 3.14%, 2/20/2024	464,455	467,399
Invitation Homes Trust, Series 2017-SFR2, Class A2,4, (1 mo. LIBOR US + 0.850%), 3.164%, 12/17/2036	85,424	85,251
Invitation Homes Trust, Series 2017-SFR2, Class B2,4, (1 mo. LIBOR US + 1.150%), 3.464%, 12/17/2036	65,000	64,902
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[2], 2.82%, 2/15/2068	277,751	279,325

	PRINCIPAL
	AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)

Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	285,000	$288,929
SoFi Consumer Loan Program LLC, Series 2016-1, Class A2, 3.26%, 8/25/2025	136,285	137,184
SoFi Consumer Loan Program LLC, Series 2016-5, Class A2, 3.06%, 9/25/2028	112,239	112,621
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	220,087	220,992
SoFi Consumer Loan Program Trust, Series 2019-3, Class A2, 2.90%, 5/25/2028	272,377	273,130
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B2, 2.49%, 1/25/2036	368,580	368,294
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	35,573	35,475
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	75,000	75,535
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	94,550	94,468
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,9], 2.50%, 10/25/2056	219,808	218,540
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,9], 2.75%, 10/25/2056	210,867	211,642
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,4], (1 mo. LIBOR US + 1.000%), 3.266%, 10/25/2048	194,360	195,422
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	225,511	225,001
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	239,398	241,576

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,739,168)		4,768,179

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.0%

Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A1,2, 3.531%, 10/15/2034	300,000	309,662

10

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CIM Trust, Series 2019-INV1, Class A1[2,9], 4.00%, 2/25/2049	127,459	$129,880
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[1,2,9], 2.50%, 5/25/2043	171,432	167,741
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,9], 2.13%, 2/25/2043	115,245	113,010
Credit Suisse Mortgage Capital Trust, Series 2014-IVR3, Class A1[1,2,9], 3.50%, 7/25/2044	268,301	272,374
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	236,047	244,409
Fannie Mae-Aces, Series 2017-M15, Class A1[9], 2.959%, 9/25/2027	288,320	298,538
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[9], 1.261%, 8/25/2020	2,411,051	24,882
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[9], 1.433%, 6/25/2022	1,864,083	65,823
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.191%, 4/25/2023	9,677,122	63,136
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	262,865	272,184
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	256,889	267,920
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	24,004,203	69,053
FREMF Mortgage Trust, Series 2014-K37, Class B2,9, 4.559%, 1/25/2047	320,000	344,968
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	301,079	299,300
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,9], 3.50%, 5/25/2043	94,471	96,046
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,9], 3.00%, 6/25/2029	119,256	120,693
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,9], 3.75%, 11/25/2054	92,877	95,338
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,9], 3.75%, 8/25/2055	122,195	125,489

		PRINCIPAL
		AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,9], 3.75%, 11/25/2056		131,205	$134,640
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043		108,082	100,292
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043		135,707	135,888
Starwood Retail Property Trust, Series 2014-STAR, Class A2,4, (1 mo. LIBOR US + 1.220%), 3.545%, 11/15/2027		305,278	304,641
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A2,9, 2.86%, 12/25/2035		290,000	289,517
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,4, (1 mo. LIBOR US + 1.050%), 3.375%, 12/15/2033		205,000	203,839
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,9], 3.50%, 3/20/2045		103,050	103,529

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $4,579,964)			4,652,792

FOREIGN GOVERNMENT BONDS - 1.8%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	67,000	52,451
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	501,717
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		500,000	499,500
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	1,338,000	69,938
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	540,000	27,730
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	879,000	44,923
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	169,000	8,914
Svensk Exportkredit AB (Sweden)[1], 1.125%, 8/28/2019		500,000	499,540

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $1,708,965)			1,704,713

11

Investment Portfolio - July 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES - 10.7%

Mortgage-Backed Securities - 10.7%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	16,255	$16,491
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	19,502	19,780
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033	287,937	300,887
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	96,421	102,788
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	88,717	94,751
Fannie Mae, Pool #FM1158, 3.50%, 6/1/2034	420,000	434,450
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	78,479	87,807
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	134,735	145,298
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	112,038	127,469
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	165,791	175,770
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	240,481	259,444
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042	274,620	295,959
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	136,484	144,662
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	584,277	607,155
Fannie Mae, Pool #BD1381, 3.50%, 6/1/2046	132,270	136,493
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	215,883	219,086
Fannie Mae, Pool #BJ1323, 3.50%, 11/1/2047	559,030	578,593
Fannie Mae, Pool #CA1720, 5.00%, 5/1/2048	364,581	390,594
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	398,920	420,213
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048	105,873	111,066
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	223,521	239,471
Fannie Mae, Pool #MA3521, 4.00%, 11/1/2048	593,947	614,633
Fannie Mae, Pool #MA3527, 5.00%, 11/1/2048	475,034	504,394
Fannie Mae, Pool #BN0622, 4.50%, 1/1/2049	359,163	377,409
Fannie Mae, Pool #AL8674, 5.65%, 1/1/2049	288,488	320,262

	PRINCIPAL
	AMOUNT3 /
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA3692, 3.50%, 7/1/2049	622,403	$637,931
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	118,486	126,626
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	33,328	37,933
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	34,562	38,495
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	43,791	48,406
Freddie Mac, Pool #G60480, 4.50%, 11/1/2045	613,609	658,349
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	289,655	304,591
Freddie Mac, Pool #Q45878, 3.00%, 12/1/2046	423,527	429,524
Freddie Mac, Pool #G08772, 4.50%, 7/1/2047	286,870	303,132
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	219,521	230,236
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	303,146	322,924

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $9,695,438)		9,863,072

SHORT-TERM INVESTMENT - 1.0%

Dreyfus Government Cash Management, Institutional Shares, 2.22%[10], (Identified Cost $914,373)	914,373	914,373

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Identified Cost $87,787,346)		93,146,412

TOTAL OPTIONS WRITTEN — 0.0%## (Premiums Received $14,950)		(18,379)

TOTAL INVESTMENTS - 100.9%		93,128,033
LIABILITIES, LESS OTHER ASSETS - (0.9%)		(862,217)

NET ASSETS - 100%		$92,265,816

12

Investment Portfolio - July 31, 2019

(unaudited)

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Electronic Arts, Inc.	25	08/02/2019	$89.00	231	$ (8,375)

Put
Equinix, Inc.	4	08/16/2019	480.00	201	(1,864)
Cboe Global Markets, Inc.	20	08/23/2019	105.00	219	(1,800)
ServiceNow, Inc.	8	08/23/2019	270.00	222	(3,568)
Facebook, Inc. - Class A	12	08/30/2019	185.00	233	(2,772)

					(10,004)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(18,379)

*	Non-income producing security.
##	Less than 0.1%.
[1]	A portion of this security is designated as collateral for options contracts written. As of July 31, 2019, the total value of such securities was $11,389,979.
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $8,742,617, or 9.5% of the Series’ net assets as of July 31, 2019.

[3]	Amount is stated in USD unless otherwise noted.
[4]	Floating rate security. Rate shown is the rate in effect as of July 31, 2019.
[5]

Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

[6]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2019.
[7]	Represents a Payment-In-Kind bond.
[8]	Security is perpetual in nature and has no stated maturity date.
[9]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2019.

[10]	Rate shown is the current yield as of July 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Investment Portfolio - July 31, 2019

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$4,623,072	$3,415,360	$1,207,712	$—
Consumer Discretionary	3,938,905	3,029,452	909,453	—
Consumer Staples	5,458,864	3,204,478	2,254,386	—
Energy	1,116,369	968,560	147,809	—
Financials	3,799,488	3,633,583	165,905	—
Health Care	6,684,571	5,545,711	1,138,860	—
Industrials	495,092	185,864	309,228	—
Information Technology	5,853,760	5,770,530	83,230	—
Materials	116,991	38,964	78,027	—
Real Estate	2,758,888	2,690,567	68,321	—
Utilities	26,920	—	26,920	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	32,358,263	—	32,358,263	—
Corporate debt:
Communication Services	1,932,764	—	1,932,764	—
Consumer Discretionary	1,781,839	—	1,781,839	—
Consumer Staples	260,868	—	260,868	—
Energy	2,567,032	—	2,567,032	—
Financials	4,494,015	—	4,494,015	—
Health Care	419,992	—	419,992	—
Industrials	1,295,791	—	1,295,791	—
Information Technology	90,247	—	90,247	—
Materials	727,927	—	727,927	—
Real Estate	163,963	—	163,963	—
Asset-backed securities	4,768,179	—	4,768,179	—
Commercial mortgage-backed securities	4,652,792	—	4,652,792	—
Foreign government bonds	1,704,713	—	1,704,713	—
Mutual funds	1,055,107	1,055,107	—	—

Total assets	93,146,412	29,538,176	63,608,236	—

Liabilities:
Other financial instruments*:
Equity contracts	(18,379)	(16,579)	(1,800)	—

Total liabilities	(18,379)	(16,579)	(1,800)	—

Total	$93,128,033	$29,521,597	$63,606,436	$—

#Includes certain foreign securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

14

Investment Portfolio - July 31, 2019

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.4%

Communication Services - 0.4%
Entertainment - 0.4%
Viacom, Inc. - Class B	37,112	$1,126,349

Consumer Discretionary - 5.4%
Distributors - 0.5%
Genuine Parts Co.	14,828	1,440,095

Multiline Retail - 0.3%
Kohl’s Corp.	17,469	940,880

Specialty Retail - 3.8%
Best Buy Co., Inc.	24,064	1,841,618
The Gap, Inc.	43,174	841,893
The Home Depot, Inc.	44,385	9,484,631

		12,168,142

Textiles, Apparel & Luxury Goods - 0.8%
VF Corp.	28,500	2,490,615

Total Consumer Discretionary		17,039,732

Consumer Staples - 12.9%
Beverages - 0.3%
Molson Coors Brewing Co. - Class B	18,105	977,489

Food & Staples Retailing - 5.5%
The Kroger Co.	48,173	1,019,341
Sysco Corp.	35,827	2,456,657
Walgreens Boots Alliance, Inc.	52,982	2,886,989
Walmart, Inc.	100,252	11,065,816

		17,428,803

Food Products - 4.9%
Archer-Daniels-Midland Co.	33,853	1,390,681
Conagra Brands, Inc.	39,142	1,130,029
General Mills, Inc.	45,772	2,430,951
The Hershey Co.	15,739	2,388,236
The J.M. Smucker Co.	11,003	1,223,424
Kellogg Co.	25,567	1,488,511
Mondelez International, Inc. - Class A	73,074	3,908,728
Tyson Foods, Inc. - Class A	20,559	1,634,440

		15,595,000

Household Products - 2.2%
Colgate-Palmolive Co.	50,601	3,630,116
Kimberly-Clark Corp.	23,840	3,233,896

		6,864,012

Total Consumer Staples		40,865,304

1

Investment Portfolio - July 31, 2019

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Energy - 6.2%
Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	63,018	$1,600,027
Halliburton Co.	56,080	1,289,840

		2,889,867

Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	57,357	7,061,220
Marathon Petroleum Corp.	49,253	2,777,377
Occidental Petroleum Corp.	39,499	2,028,669
Phillips 66	22,461	2,303,600
Valero Energy Corp.	30,998	2,642,579

		16,813,445

Total Energy		19,703,312

Financials - 16.6%
Banks - 14.1%
Bank of America Corp.	239,315	7,342,184
BB&T Corp.	36,523	1,882,030
Citigroup, Inc.	69,914	4,975,080
Fifth Third Bancorp	56,135	1,666,648
JPMorgan Chase & Co.	94,742	10,990,072
KeyCorp.	76,568	1,406,554
Regions Financial Corp.	68,460	1,090,568
SunTrust Banks, Inc.	28,356	1,888,510
U.S. Bancorp	82,921	4,738,935
Wells Fargo & Co.	179,051	8,667,859

		44,648,440

Insurance - 2.5%
The Allstate Corp.	17,400	1,868,760
Chubb Ltd.	18,624	2,846,492
The Hartford Financial Services Group, Inc.	22,672	1,306,588
The Travelers Cos., Inc.	13,805	2,024,089

		8,045,929

Total Financials		52,694,369

Health Care - 18.2%
Biotechnology - 5.1%
AbbVie, Inc.	77,100	5,136,402
Amgen, Inc.	33,906	6,326,182
Gilead Sciences, Inc.	71,686	4,696,867

		16,159,451

Health Care Equipment & Supplies - 1.5%
Medtronic plc	47,495	4,841,640

2

Investment Portfolio - July 31, 2019

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 1.6%
CVS Health Corp.	66,447	$3,712,394
Quest Diagnostics, Inc.	11,410	1,164,733

		4,877,127

Pharmaceuticals - 10.0%
Bristol-Myers Squibb Co.	85,192	3,783,377
Johnson & Johnson	78,153	10,177,084
Merck & Co., Inc.	106,900	8,871,631
Pfizer, Inc.	230,684	8,959,766

		31,791,858

Total Health Care		57,670,076

Industrials - 21.5%
Aerospace & Defense - 6.6%
The Boeing Co.	23,729	8,095,860
General Dynamics Corp.	13,177	2,450,131
Lockheed Martin Corp.	13,809	5,001,206
United Technologies Corp.	40,329	5,387,954

		20,935,151

Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	15,939	1,334,572
United Parcel Service, Inc. - Class B	49,910	5,962,748

		7,297,320

Building Products - 0.7%
Johnson Controls International plc	57,673	2,447,642

Commercial Services & Supplies - 1.0%
Waste Management, Inc.	27,250	3,188,250

Electrical Equipment - 2.1%
Eaton Corp. plc	31,306	2,573,040
Emerson Electric Co.	43,652	2,832,142
Rockwell Automation, Inc.	7,841	1,260,676

		6,665,858

Industrial Conglomerates - 3.6%
3M Co.	31,673	5,533,907
Honeywell International, Inc.	33,837	5,835,529

		11,369,436

Machinery - 2.8%
Caterpillar, Inc.	29,289	3,856,483

3

Investment Portfolio - July 31, 2019

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)

Cummins, Inc.	12,311	$2,019,004

Illinois Tool Works, Inc.	19,216	2,963,684

		8,839,171

Road & Rail - 1.9%

Union Pacific Corp.	33,227	5,979,199

Trading Companies & Distributors - 0.5%

Fastenal Co.	50,488	1,555,030

Total Industrials		68,277,057

Information Technology - 14.6%
Communications Equipment - 3.0%

Cisco Systems, Inc.	170,707	9,457,168

IT Services - 2.1%

International Business Machines Corp.	44,123	6,540,794

Semiconductors & Semiconductor Equipment - 8.8%
Applied Materials, Inc.	48,306	2,384,867
Broadcom, Inc.	17,305	5,018,277
Intel Corp.	188,378	9,522,508
KLA Corp.	14,435	1,967,779
Lam Research Corp.	8,364	1,744,814
Maxim Integrated Products, Inc.	22,438	1,328,105
Texas Instruments, Inc.	47,490	5,936,725

		27,903,075

Technology Hardware, Storage & Peripherals - 0.7%
NetApp, Inc.	16,877	987,136
Western Digital Corp.	25,068	1,350,914

		2,338,050

Total Information Technology		46,239,087

Materials - 2.6%
Chemicals - 1.7%
Dow, Inc.	39,551	1,915,851
Eastman Chemical Co.	15,019	1,131,682
LyondellBasell Industries N.V. - Class A	28,873	2,416,381

		5,463,914

Containers & Packaging - 0.4%
International Paper Co.	26,718	1,173,187

4

Investment Portfolio - July 31, 2019

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Metals & Mining - 0.5%
Nucor Corp.	29,869	$1,624,276

Total Materials		8,261,377

TOTAL COMMON STOCKS (Identified Cost $300,075,410)		311,876,663

SHORT-TERM INVESTMENT - 1.4%
Dreyfus Government Cash Management, Institutional Shares, 2.22% [1], (Identified Cost $4,328,232)	4,328,232	4,328,232

TOTAL INVESTMENTS - 99.8% (Identified Cost $304,403,642)		316,204,895
OTHER ASSETS, LESS LIABILITIES - 0.2%		663,810

NET ASSETS - 100%		$316,868,705

[1]Rate	shown is the current yield as of July 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - July 31, 2019

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities:
Communication Services	$1,126,349	$1,126,349	$—	$—
Consumer Discretionary	17,039,732	17,039,732	—	—
Consumer Staples	40,865,304	40,865,304	—	—
Energy	19,703,312	19,703,312	—	—
Financials	52,694,369	52,694,369	—	—
Health Care	57,670,076	57,670,076	—	—
Industrials	68,277,057	68,277,057	—	—
Information Technology	46,239,087	46,239,087	—	—
Materials	8,261,377	8,261,377	—	—
Mutual fund	4,328,232	4,328,232	—	—

Total assets	$316,204,895	$316,204,895	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2019

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 96.1%
Communication Services - 8.9%
Entertainment - 3.4%
Activision Blizzard, Inc.	18,195	$886,824
Electronic Arts, Inc.*	14,525	1,343,563

		2,230,387

Interactive Media & Services - 5.5%
Alphabet, Inc. - Class A*	810	986,742
Alphabet, Inc. - Class C*	810	985,511
Facebook, Inc. - Class A*	8,135	1,580,061

		3,552,314

Total Communication Services		5,782,701

Consumer Discretionary - 13.3%
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc.*	860	1,605,431
Booking Holdings, Inc.*	715	1,348,926

		2,954,357

Multiline Retail - 3.7%
Dollar General Corp.	8,380	1,123,088
Dollar Tree, Inc.*	12,755	1,297,821

		2,420,909

Specialty Retail - 2.9%
Advance Auto Parts, Inc.	4,995	752,447
AutoZone, Inc.*	705	791,743
The TJX Cos., Inc.	6,250	341,000

		1,885,190

Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc. - Class B	16,505	1,419,925

Total Consumer Discretionary		8,680,381

Consumer Staples - 12.3%
Beverages - 5.8%
The Coca-Cola Co.	41,995	2,210,197
PepsiCo, Inc.	12,255	1,566,312

		3,776,509

Food Products - 3.2%
Mondelez International, Inc. - Class A	38,595	2,064,446

Household Products - 1.0%
Colgate-Palmolive Co.	9,685	694,802

Tobacco - 2.3%
Altria Group, Inc.	11,860	558,250

1

Investment Portfolio - July 31, 2019

(unaudited)

EQUITY SERIES	SHARES	VALUE
COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
Philip Morris International, Inc.	11,230	$938,940

		1,497,190

Total Consumer Staples		8,032,947

Energy - 1.8%
Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc.*	31,200	282,048
Halliburton Co.	20,845	479,435
Transocean Ltd.*	67,475	410,248

Total Energy		1,171,731

Financials - 14.5%
Capital Markets - 11.4%
BlackRock, Inc.	3,305	1,545,682
Cboe Global Markets, Inc.	9,310	1,017,676
The Charles Schwab Corp.	7,310	315,938
CME Group, Inc.	5,270	1,024,593
E*TRADE Financial Corp.	6,540	319,087
Intercontinental Exchange, Inc.	11,925	1,047,731
Moody’s Corp.	5,055	1,083,489
S&P Global, Inc.	4,310	1,055,734

		7,409,930

Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. - Class B*	9,995	2,053,273

Total Financials		9,463,203

Health Care - 11.4%
Biotechnology - 3.1%
BioMarin Pharmaceutical, Inc.*	5,730	454,503
Incyte Corp.*	6,340	538,393
Seattle Genetics, Inc.*	7,515	568,961
Vertex Pharmaceuticals, Inc.*	2,915	485,697

		2,047,554

Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp.*	17,800	755,788
Intuitive Surgical, Inc.*	645	335,084

		1,090,872

Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc.	2,995	745,785

Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	2,410	669,209

2

Investment Portfolio - July 31, 2019

(unaudited)

EQUITY SERIES	SHARES	VALUE
COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 4.4%
Johnson & Johnson	18,125	$2,360,237
Merck & Co., Inc.	6,220	516,198

		2,876,435

Total Health Care		7,429,855

Industrials - 3.4%
Commercial Services & Supplies - 2.1%
Stericycle, Inc.*	12,305	565,538
Waste Management, Inc.	6,710	785,070

		1,350,608

Trading Companies & Distributors - 1.3%
WW Grainger, Inc.	3,000	873,090

Total Industrials		2,223,698

Information Technology - 21.1%
Electronic Equipment, Instruments & Components - 1.2%
Cognex Corp.	17,680	778,097

IT Services - 9.5%
Mastercard, Inc. - Class A	9,450	2,572,952
Verra Mobility Corp.*	95,765	1,326,345
Visa, Inc. - Class A	12,635	2,249,030

		6,148,327

Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	8,025	396,194
Micron Technology, Inc.*	26,385	1,184,423
NVIDIA Corp.	5,395	910,244

		2,490,861

Software - 6.6%
Microsoft Corp.	17,370	2,367,010
ServiceNow, Inc.*	6,905	1,915,378

		4,282,388

Total Information Technology		13,699,673

Materials - 5.1%
Chemicals - 3.0%
Axalta Coating Systems Ltd.*	31,815	942,679
CF Industries Holdings, Inc.	15,130	749,843
Olin Corp.	13,545	271,848

		1,964,370

Containers & Packaging - 1.2%
Crown Holdings, Inc.*	11,945	764,599

3

Investment Portfolio - July 31, 2019

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	25,430	$281,256
Southern Copper Corp. (Peru)	8,370	299,562

		580,818

Total Materials		3,309,787

Real Estate - 4.3%
Equity Real Estate Investment Trusts (REITS) - 4.3%
American Tower Corp.	4,660	986,149
Equinix, Inc.	1,445	725,534
SBA Communications Corp.*	4,365	1,071,215

Total Real Estate		2,782,898

TOTAL COMMON STOCKS
(Identified Cost $49,918,957)		62,576,874

SHORT-TERM INVESTMENT - 2.8%

Dreyfus Government Cash Management, Institutional Shares, 2.22%[1], (Identified Cost $1,833,596)	1,833,596	1,833,596

TOTAL INVESTMENTS - 98.9%
(Identified Cost $51,752,553)		64,410,470
OTHER ASSETS, LESS LIABILITIES - 1.1%		701,281

NET ASSETS - 100%		$65,111,751

*Non-income producing security.

1Rate shown is the current yield as of July 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - July 31, 2019

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$5,782,701	$5,782,701	$—	$—
Consumer Discretionary	8,680,381	8,680,381	—	—
Consumer Staples	8,032,947	8,032,947	—	—
Energy	1,171,731	1,171,731	—	—
Financials	9,463,203	9,463,203	—	—
Health Care	7,429,855	7,429,855	—	—
Industrials	2,223,698	2,223,698	—	—
Information Technology	13,699,673	13,699,673	—	—
Materials	3,309,787	3,309,787	—	—
Real Estate	2,782,898	2,782,898	—	—
Mutual fund	1,833,596	1,833,596	—	—

Total assets	$64,410,470	$64,410,470	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2019

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 94.5%

Communication Services - 11.7%
Entertainment - 5.6%
Nexon Co. Ltd. (Japan)*	1,018,200	$16,116,560
Sea Ltd. - ADR (Thailand)*	454,760	15,962,076

		32,078,636

Interactive Media & Services - 3.4%
Tencent Holdings Ltd. - Class H (China)	410,100	19,107,779

Media - 2.7%
Quebecor, Inc. - Class B (Canada)	296,773	6,723,377
Shaw Communications, Inc. - Class B (Canada)	441,435	8,652,768

		15,376,145

Total Communication Services		66,562,560

Consumer Discretionary - 10.9%

Hotels, Restaurants & Leisure - 1.5%
Restaurant Brands International, Inc. (Canada)	118,650	8,744,505

Household Durables - 2.1%
Sony Corp. (Japan)	209,700	11,926,460

Internet & Direct Marketing Retail - 1.9%
Alibaba Group Holding Ltd. - ADR (China)*	31,720	5,491,049
Despegar.com Corp. (Argentina)*	189,295	2,462,728
Farfetch Ltd. - Class A (United Kingdom)*	128,705	2,586,970

		10,540,747

Multiline Retail - 0.9%
B&M European Value Retail S.A. (United Kingdom)	1,138,515	5,110,342

Specialty Retail - 1.9%
Industria de Diseno Textil S.A. (Spain)	367,295	10,990,340

Textiles, Apparel & Luxury Goods - 2.6%
lululemon athletica, Inc. (United States)*	76,465	14,611,697

Total Consumer Discretionary		61,924,091

Consumer Staples - 17.5%
Beverages - 5.8%
Ambev S.A. - ADR (Brazil)	1,153,116	6,076,921
Anheuser-Busch InBev S.A./N.V. (Belgium)	158,850	15,970,286
Diageo plc (United Kingdom)	265,715	11,080,380

		33,127,587

Food Products - 6.5%
Danone S.A. (France)	182,105	15,804,716
Nestle S.A. (Switzerland)	199,120	21,124,085

		36,928,801

1

Investment Portfolio - July 31, 2019

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 4.2%
Beiersdorf AG (Germany)	68,311	$7,916,440
Unilever plc - ADR (United Kingdom)	265,825	15,981,399

		23,897,839

Tobacco - 1.0%
British American Tobacco plc - ADR (United Kingdom)	151,125	5,381,561

Total Consumer Staples		99,335,788

Energy - 5.4%

Energy Equipment & Services - 4.2%
Core Laboratories N.V. (United States)	101,245	5,079,462
Schlumberger Ltd. (United States)	474,490	18,965,365

		24,044,827

Oil, Gas & Consumable Fuels - 1.2%
Cameco Corp. (Canada)	741,780	6,816,958

Total Energy		30,861,785

Financials - 7.8%
Banks - 4.2%
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	182,405	5,732,989
Bankinter S.A. (Spain)	1,266,745	8,217,068
FinecoBank Banca Fineco S.p.A. (Italy)	1,006,390	10,011,574

		23,961,631

Capital Markets - 3.2%
Deutsche Boerse AG (Germany)	81,675	11,338,357
Julius Baer Group Ltd. (Switzerland)	153,025	6,539,160

		17,877,517

Insurance - 0.4%
Admiral Group plc (United Kingdom)	88,173	2,318,788

Total Financials		44,157,936

Health Care - 16.3%
Health Care Equipment & Supplies - 6.1%
Alcon, Inc. (Switzerland)*	51,708	3,037,845
Getinge AB - Class B (Sweden)	472,675	6,935,404
Medtronic plc (United States)	188,930	19,259,524
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	6,076,000	5,792,626

		35,025,399

Life Sciences Tools & Services - 3.6%
Gerresheimer AG (Germany)	76,760	5,970,557
QIAGEN N.V. (United States)*	144,419	5,447,485

2

Investment Portfolio - July 31, 2019

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services (continued)
QIAGEN N.V. (United States)*	235,572	$8,941,688

		20,359,730

Pharmaceuticals - 6.6%
Kyowa Kirin Co. Ltd. (Japan)	450,000	7,416,461
Merck KGaA (Germany)	81,335	8,295,695
Novartis AG - ADR (Switzerland)	126,250	11,561,975
Perrigo Co. plc (United States)	189,785	10,250,288

		37,524,419

Total Health Care		92,909,548

Industrials - 8.8%
Aerospace & Defense - 2.4%
BAE Systems plc (United Kingdom)	2,071,455	13,762,215

Airlines - 0.8%
Ryanair Holdings plc - ADR (Ireland)*	72,350	4,495,105

Construction & Engineering - 1.1%
Vinci S.A. (France)	60,520	6,225,329

Machinery - 2.7%
FANUC Corp. (Japan)	32,200	5,722,792
FLSmidth & Co. A/S (Denmark)	13,324	545,716
The Weir Group plc (United Kingdom)	502,586	9,086,183

		15,354,691

Transportation Infrastructure - 1.8%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	957,200	5,881,932
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	42,760	4,279,848

		10,161,780

Total Industrials		49,999,120

Information Technology - 8.2%
Electronic Equipment, Instruments & Components - 2.7%
Keyence Corp. (Japan)	26,600	15,264,387

IT Services - 1.6%
InterXion Holding N.V. (Netherlands)*	112,555	8,475,392
Keywords Studios plc (Ireland)	19,397	389,376

		8,864,768

Software - 1.5%
Sophos Group plc (United Kingdom)[1]	1,620,260	8,553,605

Technology Hardware, Storage & Peripherals - 2.4%
Samsung Electronics Co. Ltd. (South Korea)	362,330	13,723,145

Total Information Technology		46,405,905

3

Investment Portfolio - July 31, 2019

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 7.9%
Chemicals - 7.1%
Akzo Nobel N.V. (Netherlands)	196,363	$18,527,756
Mexichem S.A.B. de C.V. (Mexico)	2,997,400	5,477,474
OCI N.V. (Netherlands)*	105,985	2,764,309
Solvay S.A. (Belgium)	130,965	13,410,186

		40,179,725

Metals & Mining - 0.8%
First Quantum Minerals Ltd. (Zambia)	262,355	2,417,212
Lundin Mining Corp. (Chile)	517,588	2,505,976

		4,923,188

Total Materials		45,102,913

TOTAL COMMON STOCKS (Identified Cost $540,256,663)		537,259,646

SHORT-TERM INVESTMENT - 3.1%

Dreyfus Government Cash Management, Institutional Shares, 2.22%[2], (Identified Cost $17,606,905)	17,606,905	17,606,905

TOTAL INVESTMENTS - 97.6% (Identified Cost $557,863,568)		554,866,551
OTHER ASSETS, LESS LIABILITIES - 2.4%		13,503,808

NET ASSETS - 100%		$568,370,359

ADR - American Depositary Receipt

*Non-income	producing security.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $8,553,605, or 1.5% of the Series’ net assets as of July 31, 2019.

[2]Rate	shown is the current yield as of July 31, 2019.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United States - 14.5%; United Kingdom - 13.0%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

4

Investment Portfolio - July 31, 2019

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$66,562,560	$31,338,221	$35,224,339	$—
Consumer Discretionary	61,924,091	33,896,949	28,027,142	—
Consumer Staples	99,335,788	27,439,881	71,895,907	—
Energy	30,861,785	30,861,785	—	—
Financials	44,157,936	5,732,989	38,424,947	—
Health Care	92,909,548	49,557,117	43,352,431	—
Industrials	49,999,120	14,656,885	35,342,235	—
Information Technology	46,405,905	8,475,392	37,930,513	—
Materials	45,102,913	10,400,662	34,702,251	—
Mutual fund	17,606,905	17,606,905	—	—

Total assets	$554,866,551	$229,966,786	$324,899,765	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES
	SHARES	VALUE

COMMON STOCKS - 27.1%

Communication Services - 2.5%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	7,105	$241,926
Verizon Communications, Inc.	14,370	794,230

		1,036,156

Entertainment - 0.8%
Activision Blizzard, Inc.	62,530	3,047,712
Electronic Arts, Inc.*	40,400	3,737,000

		6,784,712

Interactive Media & Services - 1.4%
Alphabet, Inc. - Class A*	2,025	2,466,855
Alphabet, Inc. - Class C*	2,030	2,469,860
Facebook, Inc. - Class A*	17,060	3,313,564
Tencent Holdings Ltd. - Class H (China)	101,500	4,729,187

		12,979,466

Media - 0.2%
Quebecor, Inc. - Class B (Canada)	35,310	799,946
Shaw Communications, Inc. - Class B (Canada)	40,835	800,425

		1,600,371

Total Communication Services		22,400,705

Consumer Discretionary - 2.3%
Automobiles - 0.0%##
Honda Motor Co., Ltd. - ADR (Japan)	16,763	417,063

Distributors - 0.1%
Genuine Parts Co.	6,465	627,881

Hotels, Restaurants & Leisure - 0.0%##
Hilton Worldwide Holdings, Inc.	1,515	146,273

Household Durables - 0.2%
Sony Corp. - ADR (Japan)	30,885	1,756,121

Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.*	1,770	3,304,201
Booking Holdings, Inc.*	1,830	3,452,496

		6,756,697

Multiline Retail - 0.3%
B&M European Value Retail S.A. (United Kingdom)	187,405	841,187
Dollar General Corp.	6,955	932,109
Target Corp.	8,580	741,312

		2,514,608

Specialty Retail - 0.5%
The Home Depot, Inc.	5,840	1,247,950

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
Industria de Diseno Textil S.A. (Spain)	100,695	$3,013,034
O’Reilly Automotive, Inc.*	1,415	538,775

		4,799,759

Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc.*	18,570	3,548,541
VF Corp.	4,133	361,183

		3,909,724

Total Consumer Discretionary		20,928,126

Consumer Staples - 3.4%
Beverages - 1.7%
Ambev S.A. - ADR (Brazil)	166,325	876,532
Anheuser-Busch InBev S.A./N.V. (Belgium)	37,825	3,802,808
The Coca-Cola Co.	65,615	3,453,317
Diageo plc (United Kingdom)	52,271	2,179,713
Molson Coors Brewing Co. - Class B	8,745	472,143
PepsiCo, Inc.	32,825	4,195,363

		14,979,876

Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	8,091	440,879
Walmart, Inc.	11,816	1,304,250

		1,745,129

Food Products - 1.0%
J&J Snack Foods Corp.	3,957	735,369
Mondelez International, Inc. - Class A	85,136	4,553,925
Nestle S.A. (Switzerland)	32,550	3,453,139

		8,742,433

Household Products - 0.1%
Colgate-Palmolive Co.	14,536	1,042,813
Kimberly-Clark Corp.	2,957	401,117

		1,443,930

Personal Products - 0.4%
Unilever plc - ADR (United Kingdom)	61,915	3,722,330

Total Consumer Staples		30,633,698

Energy - 1.4%
Energy Equipment & Services - 0.4%
Halliburton Co.	88,090	2,026,070

1

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Schlumberger Ltd.	35,130	$1,404,146
Transocean Ltd.*	82,610	502,269

		3,932,485

Oil, Gas & Consumable Fuels - 1.0%
BP plc - ADR (United Kingdom)	21,284	845,825
Chevron Corp.	14,310	1,761,704
China Petroleum & Chemical Corp. - ADR (China)	10,382	666,213
Equinor ASA - ADR (Norway)	19,974	355,737
Exxon Mobil Corp.	19,228	1,429,794
Hess Corp.	8,136	527,538
Marathon Petroleum Corp.	7,828	441,421
Occidental Petroleum Corp.	11,730	602,453
Petroleo Brasileiro S.A. - ADR (Brazil)	35,369	485,263
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,970	442,386
TOTAL S.A. - ADR (France)	11,736	607,221
Valero Energy Corp.	4,381	373,480

		8,539,035

Total Energy		12,471,520

Financials - 3.6%
Banks - 1.3%
Bank of America Corp.	88,233	2,706,988
Citigroup, Inc.	28,799	2,049,337
JPMorgan Chase & Co.	26,469	3,070,404
KeyCorp.	21,473	394,459
The PNC Financial Services Group, Inc.	2,019	288,515
Regions Financial Corp.	13,670	217,763
U.S. Bancorp	11,608	663,397
Wells Fargo & Co.	44,794	2,168,478

		11,559,341

Capital Markets - 1.5%
Ares Management Corp. - Class A	14,065	411,401
Barings BDC, Inc.	22,366	220,752
BlackRock, Inc.	2,895	1,353,934
The Blackstone Group, Inc. - Class A	16,785	805,344
Cboe Global Markets, Inc.[1]	15,630	1,708,515
The Charles Schwab Corp.	35,635	1,540,145
CME Group, Inc.	8,730	1,697,287
E*TRADE Financial Corp.	16,680	813,817
Intercontinental Exchange, Inc.	20,730	1,821,338

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Moody’s Corp.	8,745	$1,874,403
S&P Global, Inc.	7,680	1,881,216

		14,128,152

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. - Class B*	20,835	4,280,134

Insurance - 0.3%
The Allstate Corp.	3,280	352,271
American International Group, Inc.	6,010	336,500
Arthur J. Gallagher & Co.	5,460	493,748
Assurant, Inc.	2,100	238,056
Chubb Ltd.	2,503	382,559
Fidelity National Financial, Inc.	5,395	231,338
Lincoln National Corp.	3,505	229,017
Principal Financial Group, Inc.	3,896	226,124

		2,489,613

Total Financials		32,457,240

Health Care - 4.5%
Biotechnology - 0.9%
AbbVie, Inc.	10,180	678,192
Amgen, Inc.	4,450	830,281
BioMarin Pharmaceutical, Inc.*	17,495	1,387,703
Gilead Sciences, Inc.	9,956	652,317
Incyte Corp.*	18,080	1,535,354
Seattle Genetics, Inc.*	24,715	1,871,173
Vertex Pharmaceuticals, Inc.*	9,485	1,580,391

		8,535,411

Health Care Equipment & Supplies - 1.0%
Alcon, Inc. (Switzerland)*	12,878	756,582
Medtronic plc	77,125	7,862,122

		8,618,704

Health Care Providers & Services - 0.1%
CVS Health Corp.	9,438	527,301

Pharmaceuticals - 2.5%
AstraZeneca plc (United Kingdom)	3,780	326,569
Bristol-Myers Squibb Co.[1]	18,492	821,230
GlaxoSmithKline plc (United Kingdom)	11,075	229,042
Johnson & Johnson	54,891	7,147,906
Kyowa Kirin Co. Ltd. (Japan)	46,600	768,016
Merck & Co., Inc.	35,453	2,942,244
Merck KGaA (Germany)	31,150	3,177,118
Novartis AG - ADR (Switzerland)	61,275	5,611,564
Pfizer, Inc.	30,415	1,181,319

2

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Sanofi (France)	5,348	$445,660

		22,650,668

Total Health Care		40,332,084

Industrials - 1.4%
Aerospace & Defense - 0.3%
The Boeing Co.	3,225	1,100,305
Lockheed Martin Corp.	1,838	665,668
United Technologies Corp.	6,291	840,478

		2,606,451

Air Freight & Logistics - 0.1%
United Parcel Service, Inc. - Class B	12,020	1,436,029

Building Products - 0.1%
Johnson Controls International plc	22,750	965,510

Commercial Services & Supplies - 0.3%
Covanta Holding Corp.	39,495	680,104
Republic Services, Inc.	5,015	444,580
Waste Management, Inc.	14,101	1,649,817

		2,774,501

Electrical Equipment - 0.1%
Eaton Corp. plc	4,321	355,143
Emerson Electric Co.	6,331	410,755

		765,898

Industrial Conglomerates - 0.2%
3M Co.	5,087	888,801
Honeywell International, Inc.	4,593	792,109

		1,680,910

Machinery - 0.1%
Caterpillar, Inc.	4,149	546,299
Illinois Tool Works, Inc.	2,586	398,839

		945,138

Road & Rail - 0.2%
Kansas City Southern	7,379	913,077
Union Pacific Corp.	4,742	853,323

		1,766,400

Total Industrials		12,940,837

Information Technology - 3.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.	21,490	1,190,546

Electronic Equipment, Instruments & Components - 0.1%
Cognex Corp.	17,385	765,114

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 1.7%
International Business Machines Corp.	6,072	$900,113
InterXion Holding N.V. (Netherlands)*	44,670	3,363,651
Mastercard, Inc. - Class A1	21,260	5,788,460
Visa, Inc. - Class A1	30,360	5,404,080

		15,456,304

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.	2,571	745,564
Intel Corp.	47,777	2,415,127
Micron Technology, Inc.*	42,545	1,909,845
Texas Instruments, Inc.	6,488	811,065

		5,881,601

Software - 1.3%
Microsoft Corp.	61,777	8,418,352
ServiceNow, Inc.*	12,240	3,395,254

		11,813,606

Total Information Technology		35,107,171

Materials - 0.7%
Chemicals - 0.3%
Corteva, Inc.	4,978	146,851
Dow, Inc.	11,095	537,442
DuPont de Nemours, Inc.	4,978	359,212
FMC Corp.	10,285	888,830
RPM International, Inc.	11,375	771,566

		2,703,901

Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	78,896	1,172,395
Sealed Air Corp.	14,215	594,045

		1,766,440

Metals & Mining - 0.2%
BHP Group Ltd. - ADR (Australia)	13,649	749,739
Rio Tinto plc - ADR (Australia)	10,425	595,059

		1,344,798

Total Materials		5,815,139

Real Estate - 3.2%
Equity Real Estate Investment Trusts (REITS) - 3.2%
Acadia Realty Trust	3,435	96,421
Agree Realty Corp.	2,150	143,729
Alexandria Real Estate Equities, Inc.	770	112,698

3

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
American Campus Communities, Inc.	3,435	$160,586
American Homes 4 Rent - Class A	22,355	541,215
American Tower Corp.	7,920	1,676,030
Americold Realty Trust	9,225	309,314
Apartment Investment & Management Co. - Class A	7,387	365,952
AvalonBay Communities, Inc.	5,440	1,135,818
Boston Properties, Inc.	4,365	580,327
Brandywine Realty Trust	27,195	401,126
Camden Property Trust	2,925	303,352
Chesapeake Lodging Trust	4,965	136,389
Community Healthcare Trust, Inc.	14,917	612,940
Cousins Properties, Inc.	17,646	620,786
Crown Castle International Corp.	7,348	979,194
CubeSmart	4,525	153,624
Digital Realty Trust, Inc.	2,840	324,782
Douglas Emmett, Inc.	5,025	205,120
Equinix, Inc.	8,295	4,164,920
Equity LifeStyle Properties, Inc.	2,175	270,244
Equity Residential	6,980	550,652
Essential Properties Realty Trust, Inc.	10,852	229,194
Essex Property Trust, Inc.	1,550	468,441
Extra Space Storage, Inc.	1,615	181,510
Federal Realty Investment Trust	775	102,308
First Industrial Realty Trust, Inc.	5,085	194,196
Getty Realty Corp.	6,000	179,880
HCP, Inc.	10,695	341,491
Healthcare Realty Trust, Inc.	16,550	529,269
Healthcare Trust of America, Inc. - Class A	22,500	605,925
Hibernia REIT plc (Ireland)	105,835	176,911
Host Hotels & Resorts, Inc.	19,205	333,975
Independence Realty Trust, Inc.	45,860	566,371
Invitation Homes, Inc.	18,405	505,585
Jernigan Capital, Inc.	30,255	600,259
Kimco Realty Corp.	9,020	173,274
Lexington Realty Trust	43,200	426,384
Liberty Property Trust	5,255	274,836
Mid-America Apartment Communities, Inc.	2,010	236,858
National Retail Properties, Inc.	3,620	189,109
National Storage Affiliates Trust	3,900	118,131
Physicians Realty Trust	35,635	613,278
Plymouth Industrial REIT, Inc.	16,027	297,782
Prologis, Inc.	12,340	994,727

	SHARES/
	PRINCIPAL
	AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Public Storage	2,125	$515,865
Realty Income Corp.	1,640	113,504
SBA Communications Corp.*	7,290	1,789,039
Simon Property Group, Inc.	4,885	792,347
STAG Industrial, Inc.	15,820	470,170
STORE Capital Corp.	3,270	111,867
Sun Communities, Inc.	3,375	448,234
Sunstone Hotel Investors, Inc.	12,935	170,871
UDR, Inc.	5,820	268,069
UMH Properties, Inc.	7,070	92,970
Urban Edge Properties	13,135	219,749
Ventas, Inc.	7,675	516,451
VEREIT, Inc.	35,665	325,265
Vornado Realty Trust	3,210	206,467
Weingarten Realty Investors	8,610	240,305
Welltower, Inc.	4,870	404,794

Total Real Estate		28,870,880

Utilities - 0.2%
Electric Utilities - 0.0%##
Exelon Corp.	7,455	335,922

Independent Power and Renewable Electricity Producers - 0.1%
Boralex, Inc. - Class A (Canada)	14,085	213,015
Innergex Renewable Energy, Inc. (Canada)	23,430	266,823
Northland Power, Inc. (Canada)	14,100	268,368
Pattern Energy Group, Inc. - Class A	13,850	317,580

		1,065,786

Multi-Utilities - 0.1%
CMS Energy Corp.[1]	10,611	617,773

Total Utilities		2,019,481

TOTAL COMMON STOCKS (Identified Cost $205,509,038)		243,976,881

CORPORATE BONDS - 19.7%
Non-Convertible Corporate Bonds - 19.7%
Communication Services - 2.7%
Diversified Telecommunication Services - 1.9%
AT&T, Inc., 4.25%, 3/1/2027	6,620,000	7,120,449
Verizon Communications, Inc., 5.50%, 3/16/2047	7,950,000	10,011,531

		17,131,980

4

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Media - 0.8%
Discovery Communications LLC, 5.20%, 9/20/2047	6,640,000	$7,065,092

Wireless Telecommunication Services - 0.0%##
Sprint Corp., 7.125%, 6/15/2024	210,000	229,950

Total Communication Services		24,427,022

Consumer Discretionary - 2.6%
Automobiles - 1.2%
General Motors Co.[3], (3 mo. LIBOR US + 0.900%), 3.353%, 9/10/2021	4,440,000	4,440,835
General Motors Financial Co., Inc., 3.15%, 1/15/2020	6,700,000	6,710,024

		11,150,859

Diversified Consumer Services - 0.0%##
GEMS MENASA Cayman Ltd. - GEMS Education Delaware, LLC (United Arab Emirates)[4], 7.125%, 7/31/2026	340,000	347,225

Household Durables - 0.1%
Ashton Woods USA LLC - Ashton Woods Finance Co.[4], 6.75%, 8/1/2025	90,000	87,525
LGI Homes, Inc.[4], 6.875%, 7/15/2026	570,000	579,975
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	350,000	347,375

		1,014,875

Internet & Direct Marketing Retail - 1.2%
Booking Holdings, Inc., 3.60%, 6/1/2026	10,080,000	10,586,435

Specialty Retail - 0.1%
Staples, Inc.[4], 7.50%, 4/15/2026	340,000	347,650

Total Consumer Discretionary		23,447,044

Consumer Staples - 0.5%
Beverages - 0.5%
Constellation Brands, Inc., 2.00%, 11/7/2019	2,000,000	1,996,507
Constellation Brands, Inc., 3.875%, 11/15/2019	2,340,000	2,347,812

Total Consumer Staples		4,344,319

Energy - 4.1%
Energy Equipment & Services - 0.1%
Nabors Industries, Inc., 5.50%, 1/15/2023	235,000	219,725

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.25%, 2/15/2025	250,000	$230,000

		449,725

Oil, Gas & Consumable Fuels - 4.0%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[4], 5.75%, 1/15/2028	340,000	317,475
Bruin E&P Partners, LLC[4], 8.875%, 8/1/2023	240,000	179,400
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	359,000	344,640
Energy Transfer Operating LP, 6.50%, 2/1/2042	4,570,000	5,411,208
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	440,000	453,640
Jonah Energy LLC - Jonah Energy Finance Corp.[4], 7.25%, 10/15/2025	495,000	195,525
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	5,550,000	7,191,020
Kinder Morgan, Inc., 3.05%, 12/1/2019	6,670,000	6,676,641
Lonestar Resources America, Inc.[4], 11.25%, 1/1/2023	215,000	201,025
Moss Creek Resources Holdings, Inc.[4], 10.50%, 5/15/2027	50,000	44,000
NuStar Logistics LP, 6.75%, 2/1/2021	225,000	235,125
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	315,000	322,368
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	7,640,000	8,711,587
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	345,000	339,394
Southwestern Energy Co.[5], 6.20%, 1/23/2025	345,000	297,562
W&T Offshore, Inc.[4], 9.75%, 11/1/2023	230,000	220,225
The Williams Companies, Inc., 3.75%, 6/15/2027	5,150,000	5,302,985

		36,443,820

Total Energy		36,893,545

Financials - 6.2%
Banks - 3.8%
Bank of America Corp., 4.00%, 1/22/2025	10,060,000	10,559,446

5

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Citigroup, Inc., 8.125%, 7/15/2039	3,240,000	$5,221,034
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	6,550,000	6,632,936
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	4,560,000	4,834,751
Santander Holdings USA, Inc., 4.50%, 7/17/2025	6,590,000	6,989,976

		34,238,143

Capital Markets - 1.5%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	230,000	239,200
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	3,180,000	3,383,042
Morgan Stanley[3], (3 mo. LIBOR US + 1.220%), 3.78%, 5/8/2024	9,330,000	9,460,154

		13,082,396

Consumer Finance - 0.0%##
SLM Corp., 5.125%, 4/5/2022	465,000	469,650

Diversified Financial Services - 0.1%
Fidelity & Guaranty Life Holdings, Inc.[4], 5.50%, 5/1/2025	440,000	459,800
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[4,7], 6.50%, 9/15/2024	225,000	224,010
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[4], 10.50%, 6/1/2024	310,000	306,900

		990,710

Insurance - 0.8%
GTCR AP Finance, Inc.[4], 8.00%, 5/15/2027	50,000	51,125
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	6,440,000	6,882,879

		6,934,004

Thrifts & Mortgage Finance - 0.0%##
Radian Group, Inc., 4.875%, 3/15/2027	465,000	466,162

Total Financials		56,181,065

Health Care - 0.6%
Health Care Providers & Services - 0.6%
HCA, Inc., 4.125%, 6/15/2029	5,100,000	5,224,287

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 1.7%
Airlines - 0.1%
American Airlines Group, Inc.[4], 5.50%, 10/1/2019	1,025,000	$1,028,382

Commercial Services & Supplies - 0.0%##
The ADT Security Corp., 5.25%, 3/15/2020	165,000	166,238

Construction & Engineering - 0.1%
HC2 Holdings, Inc.[4], 11.50%, 12/1/2021	100,000	87,000
Tutor Perini Corp.[4], 6.875%, 5/1/2025	359,000	352,269

		439,269

Industrial Conglomerates - 0.6%
General Electric Co.[6,8], (3 mo. LIBOR US + 3.330%), 5.00%	5,550,000	5,376,562

Machinery - 0.0%##
The Manitowoc Co., Inc.[4], 9.00%, 4/1/2026	100,000	100,750

Marine - 0.1%
American Tanker, Inc. (Norway)[4], 9.25%, 2/22/2022	315,000	318,209
Borealis Finance, LLC[4], 7.50%, 11/16/2022	440,000	415,800
Global Ship Lease, Inc. (United Kingdom)[4], 9.875%, 11/15/2022	467,000	474,005

		1,208,014

Trading Companies & Distributors - 0.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	6,440,000	6,812,354
Fortress Transportation & Infrastructure Investors, LLC[4], 6.50%, 10/1/2025	260,000	269,425

		7,081,779

Total Industrials		15,400,994

Information Technology - 0.1%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	463,000	490,549

Semiconductors & Semiconductor Equipment -0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	386,000	382,140

Total Information Technology		872,689

6

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE	PRINCIPAL
TERM SERIES	AMOUNT2/
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.9%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	220,000	$225,775

Containers & Packaging - 0.0%##
ARD Securities Finance S.A.R.L (Luxembourg)[4,7], 8.75%, 1/31/2023	50,000	51,625
Mauser Packaging Solutions Holding Co.[4], 7.25%, 4/15/2025	235,000	222,662

		274,287

Metals & Mining - 0.9%
Mountain Province Diamonds, Inc. (Canada)[4], 8.00%, 12/15/2022	420,000	416,325
Northwest Acquisitions ULC - Dominion Finco, Inc.[4], 7.125%, 11/1/2022	420,000	285,600
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	6,740,000	6,854,290
Techniplas LLC[4], 10.00%, 5/1/2020	300,000	261,000

		7,817,215

Total Materials		8,317,277

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	945,000	941,785

Real Estate Management & Development - 0.1%
Five Point Operating Co. LP - Five Point Capital Corp.[4], 7.875%, 11/15/2025	335,000	335,007
Forestar Group, Inc.[4], 8.00%, 4/15/2024	320,000	340,800

		675,807

Total Real Estate		1,617,592

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Drax Finco plc (United Kingdom)[4], 6.625%, 11/1/2025	350,000	364,000

TOTAL CORPORATE BONDS (Identified Cost $170,513,972)		177,089,834

MUTUAL FUND - 0.1%
iShares Russell 1000 Value ETF (Identified Cost $639,357)	5,260	675,594

	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. TREASURY SECURITIES - 22.6%

U.S. Treasury Bonds - 1.6%
U.S. Treasury Bond, 2.50%, 2/15/2045	9,698,000	$9,657,087
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	4,844,618	4,919,499

Total U.S. Treasury Bonds (Identified Cost $13,412,624)		14,576,586

U.S. Treasury Notes - 21.0%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	36,800,161	36,369,574
U.S. Treasury Note, 1.75%, 5/15/2022	17,961,000	17,906,275
U.S. Treasury Note, 2.50%, 8/15/2023	44,000,000	45,101,719
U.S. Treasury Note, 2.50%, 5/15/2024	17,525,000	18,040,481
U.S. Treasury Note, 2.125%, 5/15/2025	17,550,000	17,772,117
U.S. Treasury Note, 1.625%, 5/15/2026	18,720,000	18,354,375
U.S. Treasury Note, 2.375%, 5/15/2027	17,520,000	18,049,706
U.S. Treasury Note, 2.75%, 2/15/2028	16,765,000	17,768,281

Total U.S. Treasury Notes (Identified Cost $186,092,134)		189,362,528

TOTAL U.S. TREASURY SECURITIES (Identified Cost $199,504,758)		203,939,114

ASSET-BACKED SECURITIES - 6.3%

CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	1,975,443	1,970,035
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	31,109	31,072
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A4, 3.561%, 7/15/2030	1,554,189	1,559,176
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[4], 1.99%, 5/15/2029	4,491,927	4,477,516
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[4], 2.12%, 11/15/2029	1,398,751	1,394,035

7

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	679,777	$679,775
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[4], 1.74%, 2/22/2022	9,166	9,160
Enterprise Fleet Financing LLC, Series 2016-2, Class A3[4], 2.04%, 2/22/2022	980,000	977,880
Home Partners of America Trust, Series 2019-1, Class A4, 2.908%, 9/17/2039	3,062,000	3,061,112
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3[4], 1.97%, 7/15/2020	1,967,586	1,966,371
Invitation Homes Trust, Series 2017-SFR2, Class A3,4, (1 mo. LIBOR US + 0.850%), 3.164%, 12/17/2036	730,850	729,369
Invitation Homes Trust, Series 2017-SFR2, Class B3,4, (1 mo. LIBOR US + 1.150%), 3.464%, 12/17/2036	570,000	569,140
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[4], 2.82%, 2/15/2068	3,131,884	3,149,627
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A4, 2.64%, 5/15/2068	3,000,000	2,995,856
Navient Student Loan Trust, Series 2019-2A, Class A2[3,4], (1 mo. LIBOR US + 1.000%), 3.266%, 2/27/2068	6,500,000	6,573,683
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	1,500,000	1,499,340
Progress Residential Trust, Series 2019-SFR2, Class A4, 3.147%, 5/17/2036	3,250,000	3,294,807
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	765,766	770,944
SoFi Consumer Loan Program LLC, Series 2017-4, Class A4, 2.50%, 5/26/2026	370,009	369,618
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[4], 2.14%, 9/25/2026	26,782	26,771
SoFi Consumer Loan Program Trust, Series 2019-2, Class A4, 3.01%, 4/25/2028	2,464,975	2,475,113

	PRINCIPAL
	AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Consumer Loan Program Trust, Series 2019-3, Class A4, 2.90%, 5/25/2028	3,080,673	$3,089,192
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	47,867	47,803
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A4, 1.75%, 7/25/2040	41,374	41,285
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX4, 2.65%, 9/25/2040	1,400,000	1,405,120
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	240,116	239,459
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	500,000	503,568
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A4, 2.39%, 2/25/2042	709,122	708,514
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX4, 3.08%, 1/25/2048	2,059,599	2,071,468
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	319,770	318,764
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,9], 2.50%, 10/25/2056	1,635,677	1,626,243
Towd Point Mortgage Trust, Series 2017-1, Class A1[4,9], 2.75%, 10/25/2056	2,146,219	2,154,112
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[3,4], (1 mo. LIBOR US + 1.000%), 3.266%, 10/25/2048	1,986,787	1,997,644
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	1,773,693	1,769,682
Tricon American Homes Trust, Series 2017-SFR2, Class A4, 2.928%, 1/17/2036	1,840,372	1,857,117

TOTAL ASSET-BACKED SECURITIES (Identified Cost $56,155,384)		56,410,371

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.2%

Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	91,637	92,483

8

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/10/2035	4,633,000	$4,730,496
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A4, 3.531%, 10/15/2034	2,520,000	2,601,158
CIM Trust, Series 2019-INV1, Class A1[4,9], 4.00%, 2/25/2049	1,314,144	1,339,099
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A4, 3.178%, 2/10/2035	500,000	518,378
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	4,455,000	4,629,520
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,9], 2.50%, 5/25/2043	1,173,134	1,147,865
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,9], 2.13%, 2/25/2043	764,977	750,143
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	2,360,475	2,444,090
Fannie Mae-Aces, Series 2017-M15, Class A1[9], 2.959%, 9/25/2027	3,226,441	3,340,781
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	52,137	52,006
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[9], 1.261%, 8/25/2020	19,681,486	203,109
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[9], 1.149%, 4/25/2021	2,579,624	43,252
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[9], 1.478%, 10/25/2021	6,046,709	170,959
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[9], 1.298%, 12/25/2021	7,761,985	193,903
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[9], 1.433%, 6/25/2022	14,704,906	519,248
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.191%, 4/25/2023	73,994,456	482,762

	PRINCIPAL
	AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[9], 0.10%, 5/25/2023	45,870,150	$186,540
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	2,741,880	2,839,084
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	2,568,891	2,679,203
FREMF Mortgage Trust, Series 2011-K13, Class B4,9, 4.612%, 1/25/2048	2,255,000	2,313,456
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	195,913,603	563,585
FREMF Mortgage Trust, Series 2013-K712, Class B4,9, 3.314%, 5/25/2045	1,025,000	1,024,551
FREMF Mortgage Trust, Series 2014-K41, Class B4,9, 3.832%, 11/25/2047	2,227,000	2,341,623
FREMF Mortgage Trust, Series 2014-K716, Class B4,9, 3.948%, 8/25/2047	2,624,000	2,691,011
FREMF Mortgage Trust, Series 2015-K42, Class B4,9, 3.851%, 12/25/2024	490,000	505,974
FREMF Mortgage Trust, Series 2015-K43, Class B4,9, 3.734%, 2/25/2048	500,000	519,922
FREMF Mortgage Trust, Series 2015-K720, Class B4,9, 3.388%, 7/25/2022	270,000	273,961
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	2,399,507	2,385,330
GS Mortgage Securities Trust, Series 2010-C2, Class A1[4], 3.849%, 12/10/2043	45,204	45,525
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,9], 3.00%, 3/25/2043	604,763	606,110
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,9], 3.50%, 5/25/2043	649,415	660,247
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,9], 3.00%, 6/25/2029	834,830	844,891
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[4,9], 3.50%, 8/25/2047	2,424,231	2,455,989
JP Morgan Mortgage Trust, Series 2017-6, Class A3[4,9], 3.50%, 12/25/2048	1,267,954	1,287,625

9

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2017-6, Class A5[4,9], 3.50%, 12/25/2048	1,935,908	$1,961,269
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,9], 3.75%, 11/25/2054	706,242	724,956
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,9], 3.75%, 8/25/2055	789,119	810,385
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,9], 3.75%, 11/25/2056	1,058,140	1,085,841
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043	769,960	714,470
Sequoia Mortgage Trust, Series 2013-7, Class A2[9], 3.00%, 6/25/2043	765,661	763,784
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043	945,572	946,832
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, (1 mo. LIBOR US + 1.220%), 3.545%, 11/15/2027	2,079,821	2,075,479
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A4,9, 2.86%, 12/25/2035	3,270,000	3,264,556
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	155,000	156,239
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A3,4, (1 mo. LIBOR US + 1.050%), 3.375%, 12/15/2033	2,125,000	2,112,967
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	265,000	268,658
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,9], 4.869%, 2/15/2044	817,443	838,613
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,9], 3.50%, 1/20/2045	894,640	900,055
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,9], 3.50%, 3/20/2045	720,800	724,149

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $63,914,086)		64,832,132

	PRINCIPAL
	AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS - 2.0%
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	327,000	$255,991
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		8,725,000	8,754,955
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		200,000	199,800
The Korea Development Bank (South Korea)[3], (3 mo. LIBOR US + 0.675%), 3.094%, 9/19/2020		3,000,000	3,010,175
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,267,000	379,850
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	2,725,000	139,932
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	4,996,000	255,333
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	908,000	47,894
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		4,996,000	4,991,403

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $18,441,310)			18,035,333

U.S. GOVERNMENT AGENCIES - 13.8%

Mortgage-Backed Securities - 13.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		80,096	81,260
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		3,748	3,782
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		15,454	15,792
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		62,141	63,054
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		17,718	18,111
Fannie Mae, Pool #888815, 4.50%, 11/1/2022		11,389	11,682
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		95,532	96,890
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024		14,422	14,807
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024		40,718	42,098
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		17,566	18,376
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033		3,551,223	3,710,939
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		598,934	638,483

10

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	684,778	$731,351
Fannie Mae, Pool #FM1158, 3.50%, 6/1/2034	4,415,618	4,567,532
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	399,246	446,699
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	51,546	57,790
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	124,254	138,573
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	48,839	54,421
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	11,170	12,146
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	16,530	17,987
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	365,480	415,026
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	8,449	8,972
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	51,616	54,806
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	324,027	359,018
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	493,548	561,635
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	9,040	10,233
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	9,799	10,772
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	29,045	31,926
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	61,197	69,652
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	77,345	85,018
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	16,330	18,535
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	30,683	33,415
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	80,790	88,007
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	632,350	707,204
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	327,497	365,696
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	30,711	32,610
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	373,737	425,038

	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	156,875	$174,319
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	51,959	56,682
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	85,639	92,552
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	823,147	887,681
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	46,708	51,000
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	76,414	83,424
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	668,593	748,165
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	462,361	526,120
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	190,499	216,476
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	649,297	738,724
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	477,751	506,531
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,028,685	1,109,804
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	252,449	263,079
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	584,967	620,017
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	13,083,221	13,595,509
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	760,236	807,236
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	920,485	985,422
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	2,457,731	2,552,054
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	774,652	810,097
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	1,965,413	2,030,510
Fannie Mae, Pool #AS6613, 4.00%, 2/1/2046	5,056,755	5,314,947
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	1,415,660	1,461,729
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	457,937	481,336
Fannie Mae, Pool #BC2098, 4.00%, 6/1/2046	957,907	1,006,895
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	2,185,447	2,217,930

11

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	203,235	$213,599
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	2,504,243	2,541,397
Fannie Mae, Pool #BD6987, 4.00%, 10/1/2046	1,150,395	1,207,371
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	788,120	827,238
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	733,569	769,542
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	873,275	921,383
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047	2,744,729	2,898,173
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	3,156,993	3,379,612
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	1,924,460	2,027,179
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048	2,180,987	2,287,961
Fannie Mae, Pool #BK9598, 4.50%, 8/1/2048	2,645,402	2,780,758
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	1,659,212	1,777,608
Fannie Mae, Pool #CA2373, 5.00%, 9/1/2048	6,287,736	6,736,414
Fannie Mae, Pool #MA3521, 4.00%, 11/1/2048	6,710,235	6,943,941
Fannie Mae, Pool #AL8674, 5.65%, 1/1/2049	1,149,024	1,275,582
Fannie Mae, Pool #MA3692, 3.50%, 7/1/2049	6,866,348	7,037,650
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	3,122	3,127
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	21,630	22,155
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	14,506	14,893
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	21,179	21,858
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	112,510	120,229
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	916,900	979,887
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	104,993	117,350
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	272,486	304,565
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	300,997	342,596

	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	229,548	$255,678
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	102,130	113,073
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	112,093	123,775
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	290,796	321,446
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	35,958	39,780
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	243,926	269,652
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	296,464	329,899
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	263,167	292,902
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	62,029	70,025
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	205,778	223,543
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	249,076	283,706
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,163,493	1,256,359
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	1,236,170	1,334,836
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	982,647	1,060,887
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	1,845,965	1,924,944
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	1,408,102	1,468,288
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	858,538	896,810
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	1,844,203	1,939,301
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	1,411,586	1,485,948
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	298,651	314,310
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	2,063,841	2,131,145
Freddie Mac, Pool #Q51334, 4.00%, 10/1/2047	3,141,702	3,275,937
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	1,731,229	1,836,021
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	2,309,366	2,422,080
Freddie Mac, Pool #Q60730, 4.00%, 1/1/2049	3,446,125	3,579,992

12

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	29,239	$31,300

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $122,116,927)		124,191,280

	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Government Cash Management, Institutional Shares, 2.22%[10], (Identified Cost $16,517,373)	16,517,373	$16,517,373

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Identified Cost $853,312,205)		905,667,912

TOTAL OPTIONS WRITTEN — 0.0%## (Premiums Received $90,884)		(111,751)

TOTAL INVESTMENTS - 100.6%		905,556,161
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(5,163,627)

NET ASSETS - 100%		$900,392,534

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[2]	VALUE
Call
Electronic Arts, Inc.	152	08/02/2019	$89.00	1,406	$(50,920)

Put
Equinix, Inc.	26	08/16/2019	480.00	1,305	(12,116)
Cboe Global Markets, Inc.	121	08/23/2019	105.00	1,323	(10,890)
ServiceNow, Inc.	47	08/23/2019	270.00	1,304	(20,962)
Facebook, Inc. - Class A	73	08/30/2019	185.00	1,418	(16,863)

					(60,831)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(111,751)

*Non-income producing security.

## Less than 0.1%.

1A portion of this security is designated as collateral for options contracts written. As of July 31, 2019, the total value of such securities was $12,983,517.

2Amount is stated in USD unless otherwise noted.

3Floating rate security. Rate shown is the rate in effect as of July 31, 2019.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $106,337,529, or 11.8% of the Series’ net assets as of July 31, 2019.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2019.

7Represents a Payment-In-Kind bond.

8Security is perpetual in nature and has no stated maturity date.

13

Investment Portfolio - July 31, 2019

(unaudited)

[9]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2019.

[10]	Rate shown is the current yield as of July 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$ 22,400,705	$ 17,671,518	$ 4,729,187	$—
Consumer Discretionary	20,928,126	17,073,905	3,854,221	—
Consumer Staples	30,633,698	21,198,038	9,435,660	—
Energy	12,471,520	12,471,520	—	—
Financials	32,457,240	32,457,240	—	—
Health Care	40,332,084	35,385,679	4,946,405	—
Industrials	12,940,837	12,940,837	—	—
Information Technology	35,107,171	35,107,171	—	—
Materials	5,815,139	5,815,139	—	—
Real Estate	28,870,880	28,693,969	176,911	—
Utilities	2,019,481	2,019,481	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	328,130,394	—	328,130,394	—
Corporate debt:
Communication Services	24,427,022	—	24,427,022	—
Consumer Discretionary	23,447,044	—	23,447,044	—
Consumer Staples	4,344,319	—	4,344,319	—
Energy	36,893,545	—	36,893,545	—
Financials	56,181,065	—	56,181,065	—
Health Care	5,224,287	—	5,224,287	—
Industrials	15,400,994	—	15,400,994	—
Information Technology	872,689	—	872,689	—
Materials	8,317,277	—	8,317,277	—
Real Estate	1,617,592	—	1,617,592	—
Utilities	364,000	—	364,000	—
Asset-backed securities	56,410,371	—	56,410,371	—

14

Investment Portfolio - July 31, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Commercial mortgage-backed securities	$64,832,132	$—	$64,832,132	$—
Foreign government bonds	18,035,333	—	18,035,333	—
Mutual funds	17,192,967	17,192,967	—	—

Total assets	905,667,912	238,027,464	667,640,448	—

Liabilities:
Other financial instruments*:
Equity contracts	(111,751)	(100,861)	(10,890)	—

Total liabilities	(111,751)	(100,861)	(10,890)	—

Total	$905,556,161	$237,926,603	$667,629,558	$—

#	Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	SHARES	VALUE

COMMON STOCKS - 49.6%

Communication Services - 6.8%
Diversified Telecommunication Services - 0.0%##
Elisa OYJ (Finland)	4,121	$193,792
Orange S.A. (France)	4,370	64,774
Telefonica Brasil S.A. (Brazil)	2,000	27,351

		285,917

Entertainment - 2.1%
Activision Blizzard, Inc.	98,855	4,818,193
Electronic Arts, Inc.*	59,435	5,497,737
Nexon Co. Ltd. (Japan)*	27,300	432,117
Sea Ltd. - ADR (Thailand)*	6,440	226,044
Toho Co. Ltd. - Tokyo (Japan)	4,400	170,839
Viacom, Inc. - Class B	657	19,940
Vivendi S.A. (France)	2,225	61,800

		11,226,670

Interactive Media & Services - 4.1%
Alphabet, Inc. - Class A*[1]	3,270	3,983,514
Alphabet, Inc. - Class C*	3,280	3,990,710
Autohome, Inc. - ADR (China)*	1,660	141,100
Facebook, Inc. - Class A*	27,075	5,258,777
Kakao Corp. (South Korea)	1,765	188,020
Tencent Holdings Ltd. - Class H (China)	174,399	8,125,768

		21,687,889

Media - 0.6%
Informa plc (United Kingdom)	18,015	190,739
Quebecor, Inc. - Class B (Canada)	61,865	1,401,548
Shaw Communications, Inc. - Class B (Canada)	72,150	1,414,245

		3,006,532

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	1,355	57,196

Total Communication Services		36,264,204

Consumer Discretionary - 5.2%
Auto Components - 0.0%##
Cie Generale des Etablissements Michelin SCA (France)	405	44,772

Automobiles - 0.0%##
Peugeot S.A. (France)	1,260	29,740
Trigano S.A. (France)	370	37,122

		66,862

Distributors - 0.0%##
Genuine Parts Co.	260	25,251

Diversified Consumer Services - 0.1%
Fu Shou Yuan International Group Ltd. (China)	163,000	139,285

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Diversified Consumer Services (continued)
New Oriental Education & Technology Group, Inc. - ADR (China)*	1,710	$178,370
TAL Education Group - ADR (China)*	4,370	140,714

		458,369

Hotels, Restaurants & Leisure - 0.2%
Basic-Fit N.V. (Netherlands)*[2]	4,150	131,160
Galaxy Entertainment Group Ltd. (Macau)	20,000	136,146
Hilton Worldwide Holdings, Inc.	790	76,274
Jollibee Foods Corp. (Philippines)	12,440	63,216
Melco Resorts & Entertainment Ltd. - ADR (Hong Kong)	4,095	92,015
MGM China Holdings Ltd. (Macau)	56,000	91,511
Restaurant Brands International, Inc. (Canada)	1,720	126,764
Sands China Ltd. (Macau)	28,000	134,396
Wynn Macau Ltd. (Macau)	61,200	137,323

		988,805

Household Durables - 0.7%
Sony Corp. - ADR (Japan)	63,375	3,603,502
Sony Corp. (Japan)	3,000	170,622

		3,774,124

Internet & Direct Marketing Retail - 2.1%
Alibaba Group Holding Ltd. - ADR (China)*	1,420	245,816
Amazon.com, Inc.*	2,810	5,245,652
Booking Holdings, Inc.*	2,905	5,480,602
Despegar.com Corp. (Argentina)*	2,670	34,737
Farfetch Ltd. - Class A (United Kingdom)*	1,825	36,683

		11,043,490

Leisure Products - 0.1%
Technogym S.p.A. (Italy)[2]	12,600	135,347
Thule Group AB (Sweden)[2]	8,705	190,144

		325,491

Multiline Retail - 0.0%##
B&M European Value Retail S.A. (United Kingdom)	16,790	75,364
Kohl’s Corp.	354	19,066
Lojas Renner S.A. (Brazil)	3,700	45,809
Magazine Luiza S.A. (Brazil)	300	20,674

		160,913

Specialty Retail - 1.0%
Best Buy Co., Inc.	415	31,760

1

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
The Gap, Inc.	758	$14,781
The Home Depot, Inc.	780	166,678
Industria de Diseno Textil S.A. (Spain)	164,505	4,922,381

		5,135,600

Textiles, Apparel & Luxury Goods - 1.0%
ANTA Sports Products Ltd. (China)	14,000	104,509
EssilorLuxottica S.A. (France)	670	90,696
Hermes International (France)	70	49,170
Kering S.A. (France)	180	92,972
Kontoor Brands, Inc.*	69	2,024
lululemon athletica, Inc.*	24,439	4,670,049
LVMH Moet Hennessy Louis Vuitton SE (France)	520	214,791
Shenzhou International Group Holdings Ltd. (China)	12,000	165,513
VF Corp.	486	42,472

		5,432,196

Total Consumer Discretionary		27,455,873

Consumer Staples - 7.9%
Beverages - 4.3%
Ambev S.A. - ADR (Brazil)	291,188	1,534,561
Ambev S.A. (Brazil)	19,900	105,331
Anheuser-Busch InBev S.A./N.V. (Belgium)	62,299	6,263,348
The Coca-Cola Co.	109,870	5,782,458
Coca-Cola European Partners plc (United Kingdom)	3,390	187,399
Diageo plc (United Kingdom)	71,410	2,977,814
Heineken N.V. (Netherlands)	1,745	187,219
Molson Coors Brewing Co. - Class B	318	17,169
PepsiCo, Inc.	42,790	5,468,990
Pernod Ricard S.A. (France)	490	85,987

		22,610,276

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	3,075	188,489
The Kroger Co.	845	17,880
Loblaw Companies, Ltd. (Canada)	3,790	196,651
Puregold Price Club, Inc. (Philippines)	32,900	29,308
Raia Drogasil S.A. (Brazil)	1,000	21,618
Robinsons Retail Holdings, Inc. (Philippines)	19,570	30,497
Sysco Corp.	628	43,062
Walgreens Boots Alliance, Inc.	929	50,621

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Walmart, Inc.	1,755	$193,717

		771,843

Food Products - 2.4%
Archer-Daniels-Midland Co.	599	24,607
Barry Callebaut AG (Switzerland)	45	87,793
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	10	73,702
Conagra Brands, Inc.	681	19,660
Danone S.A. (France)	5,338	463,280
General Mills, Inc.	804	42,700
The Hershey Co.	276	41,880
The J.M. Smucker Co.	193	21,460
Kellogg Co.	454	26,432
Kerry Group plc - Class A (Ireland)	1,620	189,019
Mondelez International, Inc. - Class A	98,821	5,285,935
Nestle S.A. (Switzerland)	58,836	6,241,747
Tyson Foods, Inc. - Class A	361	28,700
Universal Robina Corp. (Philippines)	20,320	63,675

		12,610,590

Household Products - 0.1%
Colgate-Palmolive Co.	887	63,633
Essity AB - Class B (Sweden)	6,310	187,426
Kimberly-Clark Corp.	397	53,853
Reckitt Benckiser Group plc (United Kingdom)	2,379	183,905

		488,817

Personal Products - 1.0%
Beiersdorf AG (Germany)	975	112,991
LG Household & Health Care Ltd. (South Korea)	176	186,353
L’Oreal S.A. (France)	575	153,850
Unilever plc - ADR (United Kingdom)	79,043	4,752,065

		5,205,259

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	1,995	71,042

Total Consumer Staples		41,757,827

Energy - 1.5%
Energy Equipment & Services - 1.1%
Baker Hughes a GE Co.	1,046	26,558
Core Laboratories N.V	1,410	70,740
Halliburton Co.	107,810	2,479,630
Schlumberger Ltd.	64,793	2,589,776

2

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Transocean Ltd.*	127,930	$777,814

		5,944,518

Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp. (Canada)	10,681	98,158
Chevron Corp.	991	122,002
China Petroleum & Chemical Corp. - Class H (China)	180,000	115,562
Eni S.p.A. (Italy)	12,115	189,253
Equinor ASA (Norway)	10,555	189,254
Galp Energia SGPS S.A. (Portugal)	11,600	180,591
Marathon Petroleum Corp.	835	47,086
Occidental Petroleum Corp.	692	35,541
Phillips 66	395	40,511
Repsol S.A. (Spain)	11,976	189,950
Royal Dutch Shell plc - Class B - ADR (Netherlands)	4,640	294,501
Suncor Energy, Inc. (Canada)	4,890	140,312
TOTAL S.A. (France)	3,545	183,738
Valero Energy Corp.	523	44,586
Woodside Petroleum Ltd. (Australia)	3,835	90,433

		1,961,478

Total Energy		7,905,996

Financials - 5.6%
Banks - 0.4%
Banco Bradesco S.A. (Brazil)	17,500	158,843
Banco do Brasil S.A. (Brazil)	4,800	62,108
Banco Santander Brasil S.A. (Brazil)	1,500	17,011
Bank of America Corp.	4,194	128,672
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	2,515	79,046
Bank of the Philippine Islands (Philippines)	36,890	65,021
Bankinter S.A. (Spain)	16,450	106,707
BB&T Corp.	640	32,979
BDO Unibank, Inc. (Philippines)	30,270	87,040
BNP Paribas S.A. (France)	2,570	120,276
Citigroup, Inc.	1,225	87,171
Credit Agricole S.A. (France)	2,415	28,748
Fifth Third Bancorp	984	29,215
FinecoBank Banca Fineco S.p.A. (Italy)	14,000	139,272
Itau Unibanco Holding S.A. (Brazil)	21,400	195,756
Itausa - Investimentos Itau S.A. (Brazil)	19,500	63,972
JPMorgan Chase & Co.	1,641	190,356
KeyCorp	1,342	24,653

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Metropolitan Bank & Trust Co. (Philippines)	47,865	$71,148
Regions Financial Corp.	1,200	19,116
SunTrust Banks, Inc.	497	33,100
U.S. Bancorp	1,454	83,096
Wells Fargo & Co.	3,139	151,959

		1,975,265

Capital Markets - 3.8%
Amundi S.A. (France)[2]	1,255	86,350
B3 S.A. - Brasil Bolsa Balcao (Brazil)	9,000	99,755
BlackRock, Inc.	2,820	1,318,858
Cboe Global Markets, Inc.	25,015	2,734,390
The Charles Schwab Corp.	60,455	2,612,865
CME Group, Inc.	14,620	2,842,420
Deutsche Boerse AG (Germany)	1,170	162,423
E*TRADE Financial Corp.	28,430	1,387,100
Intercontinental Exchange, Inc.	34,710	3,049,621
Julius Baer Group Ltd. (Switzerland)	2,250	96,148
Moody’s Corp.	14,085	3,018,979
S&P Global, Inc.	12,375	3,031,256

		20,440,165

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. - Class B*	33,080	6,795,624

Insurance - 0.1%
Admiral Group plc (United Kingdom)	1,262	33,188
The Allstate Corp.	305	32,757
AXA S.A. (France)	4,340	109,317
BB Seguridade Participacoes S.A. (Brazil)	3,200	27,260
Chubb Ltd.	327	49,979
The Hartford Financial Services Group, Inc.	397	22,879
Ping An Insurance Group Co. of China Ltd. - Class H (China)	13,000	153,215
The Travelers Cos., Inc.	230	33,723

		462,318

Total Financials		29,673,372

Health Care - 9.5%
Biotechnology - 2.0%
AbbVie, Inc.	1,280	85,274
Amgen, Inc.	566	105,604
BioMarin Pharmaceutical, Inc.*	29,290	2,323,283
Gilead Sciences, Inc.	1,258	82,424
Incyte Corp.*	28,870	2,451,640
Seattle Genetics, Inc.*	39,005	2,953,068

3

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	14,965	$2,493,468

		10,494,761

Health Care Equipment & Supplies - 2.2%
Alcon, Inc. (Switzerland)*	19,001	1,116,309
Alcon, Inc. (Switzerland)*	1,602	92,771
Getinge AB - Class B (Sweden)	7,360	107,991
Hoya Corp. (Japan)	2,500	191,705
Koninklijke Philips N.V. (Netherlands)	4,380	205,469
Medtronic plc	95,505	9,735,780
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	84,000	80,082
Smith & Nephew plc (United Kingdom)	8,855	200,467

		11,730,574

Health Care Providers & Services - 0.1%
CVS Health Corp.	1,164	65,033
Orpea (France)	725	90,580
Quest Diagnostics, Inc.	200	20,416
Sonic Healthcare Ltd. (Australia)	10,090	193,111

		369,140

Life Sciences Tools & Services - 0.0%##
Gerresheimer AG (Germany)	1,090	84,783
QIAGEN N.V.*	2,087	78,722
QIAGEN N.V.*	3,399	129,017
Tecan Group AG (Switzerland)	190	48,273

		340,795

Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	1,412	62,707
Ipsen S.A. (France)	1,545	177,360
Jazz Pharmaceuticals plc*	1,470	204,889
Johnson & Johnson[1]	58,165	7,574,246
Kyowa Kirin Co. Ltd. (Japan)	78,100	1,287,168
Merck & Co., Inc.	36,264	3,009,549
Merck KGaA (Germany)	53,275	5,433,739
Novartis AG - ADR (Switzerland)	91,980	8,423,528
Novartis AG (Switzerland)	2,405	220,536
Perrigo Co. plc	2,970	160,410
Pfizer, Inc.	4,042	156,991
Recordati S.p.A. (Italy)	4,410	197,502
Roche Holding AG (Switzerland)	1,090	291,755
Sanofi (France)	2,475	206,247

		27,406,627

Total Health Care		50,341,897

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 0.8%
Aerospace & Defense - 0.2%
Airbus S.E. (France)	1,205	$170,340
BAE Systems plc (United Kingdom)	27,265	181,142
The Boeing Co.	392	133,742
General Dynamics Corp.	225	41,836
Lockheed Martin Corp.	242	87,645
Safran S.A. (France)	730	104,800
Thales S.A. (France)	155	17,465
United Technologies Corp.	686	91,650

		828,620

Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	279	23,361
United Parcel Service, Inc. - Class B	856	102,266

		125,627

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	1,081	67,163

Building Products - 0.0%##
Cie de Saint-Gobain (France)	1,055	40,416
Johnson Controls International plc	1,011	42,907

		83,323

Commercial Services & Supplies - 0.0%##
Elis S.A. (France)	3,175	58,977
SPIE S.A. (France)	1,545	28,638
Waste Management, Inc.	478	55,926

		143,541

Construction & Engineering - 0.1%
Eiffage S.A. (France)	565	55,829
Vinci S.A. (France)	1,890	194,413

		250,242

Electrical Equipment - 0.1%
Eaton Corp. plc	533	43,807
Emerson Electric Co.	732	47,492
Legrand S.A. (France)	565	39,800
Rockwell Automation, Inc.	132	21,223
Schneider Electric S.E. (France)	1,185	102,237
WEG S.A. (Brazil)	3,700	23,152

		277,711

Industrial Conglomerates - 0.1%
3M Co.	540	94,349
DMCI Holdings, Inc. (Philippines)	123,700	24,649
Honeywell International, Inc.	581	100,199
LT Group, Inc. (Philippines)	92,700	25,685
Siemens AG (Germany)	825	89,788

4

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
SM Investments Corp. (Philippines)	4,665	$91,229

		425,899

Machinery - 0.3%
Caterpillar, Inc.	483	63,597
Cummins, Inc.	216	35,424
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	2,020	49,714
Daifuku Co. Ltd. (Japan)	1,800	98,448
FANUC Corp. (Japan)	1,000	177,726
Harmonic Drive Systems, Inc. (Japan)	2,700	101,689
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	4,845	174,148
Illinois Tool Works, Inc.	323	49,816
Jungheinrich AG (Germany)	4,045	90,183
KION Group AG (Germany)	1,720	91,679
Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)*	2,010	182,486
Nabtesco Corp. (Japan)	3,700	99,676
Samsung Heavy Industries Co. Ltd. (South Korea)*	6,790	40,223
The Weir Group plc (United Kingdom)	7,260	131,253

		1,386,062

Professional Services - 0.0%##
SGS S.A. (Switzerland)	35	86,431

Road & Rail - 0.0%##
Localiza Rent a Car S.A. (Brazil)	2,500	28,692
Rumo S.A. (Brazil)*	5,000	28,535
Union Pacific Corp.	582	104,731

		161,958

Trading Companies & Distributors - 0.0%##
Fastenal Co.	840	25,872

Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	13,400	82,342
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	595	59,554

		141,896

Total Industrials		4,004,345

Information Technology - 8.4%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	2,923	161,934

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp..	28,720	$1,263,967
Halma plc (United Kingdom)	4,290	103,602
Hexagon A.B. - Class B (Sweden)	1,870	90,606
Hollysys Automation Technologies Ltd. (China)	5,180	89,562
Keyence Corp. (Japan)	618	354,639

		1,902,376

IT Services - 4.2%
Alten S.A. (France)	560	69,277
Capgemini SE (France)	340	43,168
International Business Machines Corp.	748	110,884
InterXion Holding N.V. (Netherlands)*	59,740	4,498,422
Keywords Studios plc (Ireland)	1,191	23,908
Mastercard, Inc. - Class A	33,800	9,202,726
Sopra Steria Group (France)	755	97,453
Visa, Inc. - Class A1	45,930	8,175,540

		22,221,378

Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials, Inc.	855	42,211
Broadcom, Inc.	315	91,347
Intel Corp.	3,300	166,815
KLA Corp.	253	34,489
Lam Research Corp.	146	30,457
Maxim Integrated Products, Inc.	393	23,262
Micron Technology, Inc.*	57,770	2,593,295
Texas Instruments, Inc.	809	101,133

		3,083,009

Software - 3.2%
Dassault Systemes S.E. (France)	325	49,438
Microsoft Corp.	82,950	11,303,596
ServiceNow, Inc.*	19,435	5,391,075
Sophos Group plc (United Kingdom)[2]	27,855	147,051

		16,891,160

Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	292	17,079
Western Digital Corp.	476	25,652

		42,731

Total Information Technology		44,302,588

Materials - 0.2%
Chemicals - 0.2%
Air Liquide S.A. (France)	930	128,374

5

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Akzo Nobel N.V. (Netherlands)	2,635	$248,625
Dow, Inc.	674	32,649
Eastman Chemical Co.	264	19,892
Givaudan S.A. (Switzerland)	30	79,788
LyondellBasell Industries N.V. - Class A	489	40,924
Mexichem S.A.B. de C.V. (Mexico)	39,200	71,635
OCI N.V. (Netherlands)*	1,460	38,080
Solvay S.A. (Belgium)	2,060	210,934

		870,901

Containers & Packaging - 0.0%##
International Paper Co.	474	20,813

Metals & Mining - 0.0%##
First Quantum Minerals Ltd. (Zambia)	5,330	49,108
Lundin Mining Corp. (Chile)	7,485	36,240
Nucor Corp.	517	28,114

		113,462

Total Materials		1,005,176

Real Estate - 3.7%
Equity Real Estate Investment Trusts (REITS) - 3.7%
Acadia Realty Trust	1,920	53,894
Agree Realty Corp.	1,185	79,217
Alexandria Real Estate Equities, Inc.	445	65,130
American Campus Communities, Inc.	1,905	89,059
American Homes 4 Rent - Class A	11,740	284,226
American Tower Corp.	14,030	2,969,029
Americold Realty Trust	4,810	161,279
Apartment Investment & Management Co. - Class A	3,856	191,026
AvalonBay Communities, Inc.	2,035	424,888
Boston Properties, Inc.	2,290	304,456
Brandywine Realty Trust	15,500	228,625
Camden Property Trust	1,525	158,158
Chesapeake Lodging Trust	2,775	76,229
Community Healthcare Trust, Inc.	4,000	164,360
Cousins Properties, Inc.	9,262	325,837
Crown Castle International Corp.	1,315	175,237
CubeSmart	2,380	80,801
Digital Realty Trust, Inc.	1,490	170,397
Douglas Emmett, Inc.	2,635	107,561
Equinix, Inc.	8,090	4,061,989
Equity LifeStyle Properties, Inc.	1,245	154,691
Equity Residential	3,640	287,160
Essential Properties Realty Trust, Inc.	5,675	119,856

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Essex Property Trust, Inc.	890	$268,976
Extra Space Storage, Inc.	845	94,970
Federal Realty Investment Trust	440	58,084
First Industrial Realty Trust, Inc.	2,890	110,369
Gecina S.A. (France)	600	92,058
Getty Realty Corp.	3,350	100,433
HCP, Inc.	6,015	192,059
Healthcare Realty Trust, Inc.	5,130	164,057
Healthcare Trust of America, Inc. - Class A	8,155	219,614
Hibernia REIT plc (Ireland)	59,720	99,826
Host Hotels & Resorts, Inc.	9,995	173,813
Independence Realty Trust, Inc.	10,110	124,858
Inmobiliaria Colonial Socimi S.A. (Spain)	7,965	89,055
Invitation Homes, Inc.	9,608	263,932
Jernigan Capital, Inc.	5,580	110,707
Kimco Realty Corp.	5,155	99,028
Lexington Realty Trust	10,205	100,723
Liberty Property Trust	2,740	143,302
Mid-America Apartment Communities, Inc.	1,050	123,732
National Retail Properties, Inc.	2,035	106,308
National Storage Affiliates Trust	2,050	62,094
Physicians Realty Trust	11,580	199,292
Plymouth Industrial REIT, Inc.	3,273	60,812
Prologis, Inc.	6,435	518,725
Public Storage	1,115	270,678
Realty Income Corp.	935	64,711
SBA Communications Corp.*	11,670	2,863,935
Simon Property Group, Inc.	2,555	414,421
STAG Industrial, Inc.	3,360	99,859
STORE Capital Corp.	1,895	64,828
Sun Communities, Inc.	1,765	234,410
Sunstone Hotel Investors, Inc.	6,735	88,969
UDR, Inc.	3,035	139,792
UMH Properties, Inc.	4,155	54,638
Urban Edge Properties	7,515	125,726
Ventas, Inc.	4,030	271,179
VEREIT, Inc.	19,775	180,348
Vornado Realty Trust	1,685	108,379
Weingarten Realty Investors	4,855	135,503
Welltower, Inc.	2,550	211,956

		19,639,264

Real Estate Management & Development - 0.0%##
Ayala Land, Inc. (Philippines)	94,000	91,657
Nexity S.A. (France)	655	31,449

6

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[4]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Real Estate Management & Development (continued)
SM Prime Holdings, Inc. (Philippines)	156,175	$111,658

		234,764

Total Real Estate		19,874,028

Utilities - 0.0%##
Electric Utilities - 0.0%##
Manila Electric Co. (Philippines)	7,840	56,097

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	81,900	56,849

Multi-Utilities - 0.0%##
Engie S.A. (France)	4,140	63,713
Veolia Environnement S.A. (France)	1,265	31,923

		95,636

Total Utilities		208,582

TOTAL COMMON STOCKS (Identified Cost $224,071,526)		262,793,888

CORPORATE BONDS - 12.1%

Non-Convertible Corporate Bonds - 12.1%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T, Inc., 4.25%, 3/1/2027	2,280,000	2,452,360
Verizon Communications, Inc., 5.50%, 3/16/2047	2,950,000	3,714,971

		6,167,331

Media - 0.4%
Discovery Communications LLC, 5.20%, 9/20/2047	2,230,000	2,372,764

Wireless Telecommunication Services - 0.0%##
Sprint Corp., 7.125%, 6/15/2024	135,000	147,825

Total Communication Services		8,687,920

Consumer Discretionary - 1.7%
Automobiles - 0.8%
General Motors Co.[3], (3 mo. LIBOR US + 0.900%), 3.353%, 9/10/2021	1,640,000	1,640,309
General Motors Financial Co., Inc., 3.15%, 1/15/2020	2,670,000	2,673,994

		4,314,303

Diversified Consumer Services - 0.0%##
GEMS MENASA Cayman Ltd. - GEMS Education Delaware, LLC (United Arab Emirates) [2], 7.125%, 7/31/2026	200,000	204,250

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 0.1%
Ashton Woods USA LLC - Ashton Woods Finance Co. [2], 6.75%, 8/1/2025	55,000	$53,488
LGI Homes, Inc. [2], 6.875%, 7/15/2026	335,000	340,862
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	250,000	248,125

		642,475

Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc., 3.60%, 6/1/2026	3,250,000	3,413,285

Specialty Retail - 0.1%
Staples, Inc.[2], 7.50%, 4/15/2026	200,000	204,500

Total Consumer Discretionary		8,778,813

Consumer Staples - 0.2%
Beverages - 0.2%
Constellation Brands, Inc., 3.875%, 11/15/2019	1,150,000	1,153,839

Energy - 2.2%
Energy Equipment & Services - 0.1%
Nabors Industries, Inc., 5.50%, 1/15/2023	140,000	130,900
Shelf Drilling Holdings Ltd. (United Arab Emirates) [2], 8.25%, 2/15/2025	170,000	156,400

		287,300

Oil, Gas & Consumable Fuels - 2.1%
Antero Midstream Partners LP - Antero Midstream Finance Corp. [2], 5.75%, 1/15/2028	200,000	186,750
Bruin E&P Partners, LLC[2], 8.875%, 8/1/2023	140,000	104,650
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	272,000	261,120
Energy Transfer Operating LP, 6.50%, 2/1/2042	1,590,000	1,882,674
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	260,000	268,060
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	340,000	134,300
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	1,940,000	2,513,618
Lonestar Resources America, Inc. [2], 11.25%, 1/1/2023	135,000	126,225

7

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Moss Creek Resources Holdings, Inc.[2], 10.50%, 5/15/2027	30,000	$26,400
NuStar Logistics LP, 6.75%, 2/1/2021	135,000	141,075
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	195,000	199,561
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	2,630,000	2,998,884
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	195,000	191,831
Southwestern Energy Co.[5], 6.20%, 1/23/2025	194,000	167,325
W&T Offshore, Inc.[2], 9.75%, 11/1/2023	135,000	129,263
The Williams Companies, Inc., 3.75%, 6/15/2027	1,720,000	1,771,094

		11,102,830

Total Energy		11,390,130

Financials - 3.9%
Banks - 2.3%
Bank of America Corp., 4.00%, 1/22/2025	3,190,000	3,348,373
Citigroup, Inc., 8.125%, 7/15/2039	1,210,000	1,949,830
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	2,590,000	2,622,795
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	1,700,000	1,802,429
Santander Holdings USA, Inc., 4.50%, 7/17/2025	2,190,000	2,322,921

		12,046,348

Capital Markets - 0.9%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	135,000	140,400
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	1,140,000	1,212,789
Morgan Stanley[3], (3 mo. LIBOR US + 1.220%), 3.78%, 5/8/2024	3,560,000	3,609,662

		4,962,851

Consumer Finance - 0.1%
SLM Corp., 5.125%, 4/5/2022	275,000	277,750

Diversified Financial Services - 0.1%
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	260,000	271,700
FS Energy & Power Fund[2], 7.50%, 8/15/2023	110,000	112,200

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[2,7], 6.50%, 9/15/2024	135,000	$134,406
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	185,000	183,150

		701,456

Insurance - 0.5%
GTCR AP Finance, Inc.[2], 8.00%, 5/15/2027	30,000	30,675
Prudential Financial, Inc.[6] , (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	2,250,000	2,404,732

		2,435,407

Thrifts & Mortgage Finance - 0.0%##
Radian Group, Inc., 4.875%, 3/15/2027	275,000	275,688

Total Financials		20,699,500

Health Care - 0.3%
Health Care Providers & Services - 0.3%
HCA, Inc., 4.125%, 6/15/2029	1,770,000	1,813,135

Industrials - 1.2%
Airlines - 0.1%
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	615,000	617,030

Commercial Services & Supplies - 0.0%##
The ADT Security Corp., 5.25%, 3/15/2020	110,000	110,825

Construction & Engineering - 0.0%##
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	60,000	52,200
Tutor Perini Corp.[2], 6.875%, 5/1/2025	276,000	270,825

		323,025

Industrial Conglomerates - 0.4%
General Electric Co.[6,8], (3 mo. LIBOR US + 3.330%), 5.00%	1,980,000	1,918,125

Machinery - 0.0%##
The Manitowoc Co., Inc.[2], 9.00%, 4/1/2026	60,000	60,450

Marine - 0.2%
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	200,000	202,037
Borealis Finance, LLC[2], 7.50%, 11/16/2022	400,000	378,000

8

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine (continued)
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	325,000	$329,875

		909,912

Trading Companies & Distributors - 0.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	2,260,000	2,390,671
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	160,000	165,800

		2,556,471

Total Industrials		6,495,838

Information Technology - 0.1%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	265,000	280,767

Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	267,000	264,330

Total Information Technology		545,097

Materials - 0.6%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	130,000	133,413

Containers & Packaging - 0.0%##
ARD Securities Finance S.A.R.L (Luxembourg)[2,7], 8.75%, 1/31/2023	30,000	30,975
Mauser Packaging Solutions Holding Co.[2], 7.25%, 4/15/2025	140,000	132,650

		163,625

Metals & Mining - 0.6%
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	265,000	262,681
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	295,000	200,600
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	2,360,000	2,400,018
Techniplas LLC[2], 10.00%, 5/1/2020	205,000	178,350

		3,041,649

Total Materials		3,338,687

	PRINCIPAL
	AMOUNT4/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	427,000	$425,547

Real Estate Management & Development - 0.1%
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	200,000	200,004
Forestar Group, Inc.[2], 8.00%, 4/15/2024	190,000	202,350

		402,354

Total Real Estate		827,901

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	245,000	254,800

TOTAL CORPORATE BONDS (Identified Cost $61,939,310)		63,985,660

MUTUAL FUNDS - 0.2%

SPDR Gold Shares	5,130	683,367
VanEck Vectors Gold Miners ETF	15,410	408,365

TOTAL MUTUAL FUNDS (Identified Cost $1,023,549)		1,091,732

U.S. TREASURY SECURITIES - 20.1%

U.S. Treasury Bonds - 8.1%
U.S. Treasury Bond, 6.25%, 5/15/2030	7,359,000	10,354,630
U.S. Treasury Bond, 4.75%, 2/15/2037	7,979,000	10,910,036
U.S. Treasury Bond, 2.50%, 2/15/2045	10,603,000	10,558,269
U.S. Treasury Bond, 3.00%, 5/15/2047	7,335,000	8,030,106
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	3,205,340	3,254,884

Total U.S. Treasury Bonds (Identified Cost $40,090,265)		43,107,925

U.S. Treasury Notes - 12.0%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	4,464,937	4,412,694
U.S. Treasury Note, 2.50%, 8/15/2023	13,215,000	13,545,891
U.S. Treasury Note, 2.50%, 5/15/2024	10,316,000	10,619,435

9

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.375%, 8/15/2024	2,398,000	$2,456,545
U.S. Treasury Note, 1.625%, 5/15/2026	10,889,000	10,676,324
U.S. Treasury Note, 2.375%, 5/15/2027	10,320,000	10,632,019
U.S. Treasury Note, 2.75%, 2/15/2028	10,395,000	11,017,076

Total U.S. Treasury Notes (Identified Cost $62,080,958)		63,359,984

TOTAL U.S. TREASURY SECURITIES (Identified Cost $102,171,223)		106,467,909

ASSET-BACKED SECURITIES - 3.1%

Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	20,965	20,939
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	860,782	863,543
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[2], 1.99%, 5/15/2029	3,302,328	3,291,733
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[2], 2.12%, 11/15/2029	939,689	936,521
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	575,811	575,810
Invitation Homes Trust, Series 2017-SFR2, Class A2,3, (1 mo. LIBOR US + 0.850%), 3.164%, 12/17/2036	498,307	497,297
Invitation Homes Trust, Series 2017-SFR2, Class B2,3, (1 mo. LIBOR US + 1.150%), 3.464%, 12/17/2036	390,000	389,412
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[2], 2.14%, 9/25/2026	18,185	18,178
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	1,030,008	1,034,244
SoFi Consumer Loan Program Trust, Series 2019-3, Class A2, 2.90%, 5/25/2028	1,314,921	1,318,558
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	41,534	41,479

	PRINCIPAL AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	177,864	$177,377
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	302,141
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	472,748	472,342
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	1,383,364	1,391,336
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	164,453	163,936
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,9], 2.50%, 10/25/2056	911,140	905,885
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,9], 2.75%, 10/25/2056	1,213,206	1,217,668
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,3], (1 mo. LIBOR US + 1.000%), 3.266%, 10/25/2048	1,122,966	1,129,103
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	859,883	857,939
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	997,491	1,006,567

TOTAL ASSET-BACKED SECURITIES (Identified Cost $16,556,900)		16,612,008

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	57,731	58,265
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	2,411,000	2,461,737
CIM Trust, Series 2019-INV1, Class A1[2,9], 4.00%, 2/25/2049	558,181	568,781
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,9], 2.50%, 5/25/2043	553,153	541,239
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,9], 2.13%, 2/25/2043	509,551	499,670
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	944,190	977,636

10

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae-Aces, Series 2017-M15, Class A1[9], 2.959%, 9/25/2027	1,354,648	$1,402,654
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	57,954	57,808
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[9], 1.261%, 8/25/2020	7,662,978	79,080
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[9], 1.149%, 4/25/2021	8,893,370	149,113
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[9], 1.478%, 10/25/2021	3,648,088	103,143
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[9], 1.298%, 12/25/2021	15,587,108	389,383
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[9], 1.433%, 6/25/2022	10,723,167	378,648
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.191%, 4/25/2023	43,140,337	281,460
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[9], 0.10%, 5/25/2023	27,674,288	112,543
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	1,070,061	1,107,997
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	1,035,225	1,079,679
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	76,278,872	219,432
FREMF Mortgage Trust, Series 2013-K712, Class B2,9, 3.314%, 5/25/2045	767,000	766,664
FREMF Mortgage Trust, Series 2013-K713, Class B2,9, 3.155%, 4/25/2046	1,350,000	1,352,544
FREMF Mortgage Trust, Series 2014-K41, Class B2,9, 3.832%, 11/25/2047	1,315,000	1,382,682
FREMF Mortgage Trust, Series 2014-K503, Class B2,9, 3.041%, 10/25/2047	1,325,000	1,322,706
FREMF Mortgage Trust, Series 2014-K715, Class B2,9, 3.972%, 2/25/2046	1,279,000	1,301,410

	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,459,776	$1,451,151
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	29,609	29,820
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,9], 3.00%, 3/25/2043	359,796	360,597
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,9], 3.50%, 5/25/2043	306,664	311,779
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,9], 3.00%, 6/25/2029	491,478	497,401
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,9], 3.50%, 8/25/2047	1,048,316	1,062,049
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,9], 3.50%, 12/25/2048	1,310,771	1,327,942
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,9], 3.75%, 11/25/2054	347,451	356,658
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,9], 3.75%, 8/25/2055	532,593	546,947
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,9], 3.75%, 11/25/2056	552,508	566,972
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	115,000	115,928
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043	393,686	365,313
Sequoia Mortgage Trust, Series 2013-7, Class A2[9], 3.00%, 6/25/2043	438,559	437,484
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043	451,190	451,791
Starwood Retail Property Trust, Series 2014-STAR, Class A2,3, (1 mo. LIBOR US + 1.220%), 3.545%, 11/15/2027	978,319	976,277
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	350,000	352,797
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,3, (1 mo. LIBOR US + 1.050%), 3.375%, 12/15/2033	1,200,000	1,193,205

11

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043		600,000	$608,283
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,9], 3.50%, 1/20/2045		417,624	420,151
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,9], 3.50%, 3/20/2045		340,301	341,882

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $27,583,610)			28,368,701

FOREIGN GOVERNMENT BONDS - 1.5%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	358,000	280,259
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		4,625,000	4,640,879
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,313,000	382,255
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,112,000	159,805
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,057,000	258,450
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	972,000	51,270
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		2,179,000	2,176,995

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $8,395,900)			7,949,913

U.S. GOVERNMENT AGENCIES - 7.8%

Mortgage-Backed Securities - 7.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		56,415	57,234
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		2,555	2,579
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		10,507	10,738
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		53,646	54,434
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		12,052	12,319
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		67,707	68,670
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		15,873	16,546
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		11,954	12,505
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033		1,648,335	1,722,469

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	586,899	$625,654
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	410,780	438,719
Fannie Mae, Pool #FM1158, 3.50%, 6/1/2034	2,105,000	2,177,420
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	90,983	101,469
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	243,804	276,856
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	206,046	234,324
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	12,455	14,174
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	518,522	589,928
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	19,593	22,300
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	320,933	358,366
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	432,790	466,721
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	253,026	287,918
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	485,924	552,850
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	756,070	801,575
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	615,285	652,350
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,086,920	1,172,631
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	613,389	650,141
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	2,159,533	2,244,092
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	444,180	471,640
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	678,330	726,185
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	467,737	489,139
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	1,612,328	1,665,730
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	648,256	669,351
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	480,905	488,053
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	949,885	963,978
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	748,261	785,401

12

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	734,762	$775,240
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	1,830,676	1,959,769
Fannie Mae, Pool #BK9598, 4.50%, 8/1/2048	616,430	647,970
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	1,100,410	1,178,932
Fannie Mae, Pool #CA2373, 5.00%, 9/1/2048	1,164,715	1,247,826
Fannie Mae, Pool #MA3521, 4.00%, 11/1/2048	2,475,533	2,561,751
Fannie Mae, Pool #BN0622, 4.50%, 1/1/2049	2,047,227	2,151,229
Fannie Mae, Pool #AL8674, 5.65%, 1/1/2049	1,248,377	1,385,878
Fannie Mae, Pool #MA3692, 3.50%, 7/1/2049	2,773,427	2,842,619
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	2,688	2,693
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	14,702	15,059
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	9,875	10,139
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	8,424	8,707
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	14,402	14,864
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	6,473	6,692
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	401,151	428,708
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	349,417	373,036
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	447,562	478,261
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	108,440	123,427
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	169,859	189,195

	PRINCIPAL
	AMOUNT4/
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	215,216	$237,901
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	448,773	489,097
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	446,009	492,883
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	133,098	150,257
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,225,728	1,323,562
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	516,375	539,394
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	627,963	661,666
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	1,101,998	1,155,783

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $40,784,798)		41,336,997

SHORT-TERM INVESTMENT - 0.2%

Dreyfus Government Cash Management, Institutional Shares, 2.22%[10], (Identified Cost $1,177,912)	1,177,912	1,177,912

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Identified Cost $483,704,728)		529,784,720

TOTAL OPTIONS WRITTEN — 0.0%## (Premiums Received $122,597)		(150,101)

TOTAL INVESTMENTS - 100.0%		529,634,619
LIABILITIES, LESS OTHER ASSETS - 0.0%##		(26,835)

NET ASSETS - 100%		$529,607,784

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

13

Investment Portfolio - July 31, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[4]	VALUE
Call
Electronic Arts, Inc.	200	08/02/2019	$89.00	1,850	$ (67,000)

Put
Equinix, Inc.	36	08/16/2019	480.00	1,808	(16,776)
Cboe Global Markets, Inc.	171	08/23/2019	105.00	1,869	(15,390)
ServiceNow, Inc.	65	08/23/2019	270.00	1,803	(28,990)
Facebook, Inc. - Class A	95	08/30/2019	185.00	1,845	(21,945)
					(83,101)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(150,101)

*	Non-income producing security.
##	Less than 0.1%.
[1]	A portion of this security is designated as collateral for options contracts written. As of July 31, 2019, the total value of such securities was $13,064,702.
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $43,466,640, or 8.2% of the Series’ net assets as of July 31, 2019.

[3]	Floating rate security. Rate shown is the rate in effect as of July 31, 2019.
[4]	Amount is stated in USD unless otherwise noted.
[5]

Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

[6]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2019.
[7]	Represents a Payment-In-Kind bond.
[8]	Security is perpetual in nature and has no stated maturity date.
[9]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2019.

[10]	Rate shown is the current yield as of July 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$36,264,204	$26,779,159	$9,485,045	$—
Consumer Discretionary	27,455,873	20,299,693	7,156,180	—
Consumer Staples	41,757,827	24,239,913	17,517,914	—
Energy	7,905,996	6,767,215	1,138,781	—

14

Investment Portfolio - July 31, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Financials	$29,673,372	$28,414,519	$1,258,853	$—
Health Care	50,341,897	41,103,341	9,238,556	—
Industrials	4,004,345	1,455,281	2,549,064	—
Information Technology	44,302,588	43,323,446	979,142	—
Materials	1,005,176	299,375	705,801	—
Real Estate	19,874,028	19,358,325	515,703	—
Utilities	208,582	—	208,582	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	147,804,906	—	147,804,906	—
Corporate debt:
Communication Services	8,687,920	—	8,687,920	—
Consumer Discretionary	8,778,813	—	8,778,813	—
Consumer Staples	1,153,839	—	1,153,839	—
Energy	11,390,130	—	11,390,130	—
Financials	20,699,500	—	20,699,500	—
Health Care	1,813,135	—	1,813,135	—
Industrials	6,495,838	—	6,495,838	—
Information Technology	545,097	—	545,097	—
Materials	3,338,687	—	3,338,687	—
Real Estate	827,901	—	827,901	—
Utilities	254,800	—	254,800	—
Asset-backed securities	16,612,008	—	16,612,008	—
Commercial mortgage-backed securities	28,368,701	—	28,368,701	—
Foreign government bonds	7,949,913	—	7,949,913	—
Mutual funds	2,269,644	2,269,644	—	—

Total assets	529,784,720	214,309,911	315,474,809	—

Liabilities:
Other financial instruments*:
Equity contracts	(150,101)	(134,711)	(15,390)	—

Total liabilities	(150,101)	(134,711)	(15,390)	—

Total	$529,634,619	$214,175,200	$315,459,419	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES

	SHARES	VALUE

COMMON STOCKS - 84.6%

Communication Services - 10.0%
Diversified Telecommunication Services - 0.1%
Elisa OYJ (Finland)	3,174	$149,259
Orange S.A. (France)	3,345	49,581
Telefonica Brasil S.A. (Brazil)	1,600	21,881

		220,721

Entertainment - 3.9%
Activision Blizzard, Inc.	75,895	3,699,122
Electronic Arts, Inc.*	62,180	5,751,650
Nexon Co. Ltd. (Japan)*	21,500	340,312
Sea Ltd. - ADR (Thailand)*	149,980	5,264,298
Toho Co. Ltd. - Tokyo (Japan)	3,400	132,012
Viacom, Inc. - Class B	500	15,175
Vivendi S.A. (France)	1,700	47,218

		15,249,787

Interactive Media & Services - 4.7%
Alphabet, Inc. - Class A*	2,785	3,392,687
Alphabet, Inc. - Class C*	2,790	3,394,537
Autohome, Inc. - ADR (China)*	1,280	108,800
Facebook, Inc. - Class A*	22,965	4,460,492
Kakao Corp. (South Korea)	1,365	145,409
Tencent Holdings Ltd. - Class H (China)	146,674	6,833,978

		18,335,903

Media - 1.3%
Informa plc (United Kingdom)	14,230	150,664
Quebecor, Inc. - Class B (Canada)	112,410	2,546,643
Shaw Communications, Inc. - Class B (Canada)	130,760	2,563,086

		5,260,393

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	1,045	44,110

Total Communication Services		39,110,914

Consumer Discretionary - 12.2%
Auto Components - 0.0%##
Cie Generale des Etablissements Michelin SCA (France)	310	34,270

Automobiles - 0.0%##
Peugeot S.A. (France)	965	22,777
Trigano S.A. (France)	285	28,594

		51,371

Distributors - 0.0%##
Genuine Parts Co.	198	19,230

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Diversified Consumer Services - 0.1%
Fu Shou Yuan International Group Ltd. (China)	125,000	$106,814
New Oriental Education & Technology Group, Inc. - ADR (China)*	1,310	136,646
TAL Education Group - ADR (China)*	3,405	109,641

		353,101

Hotels, Restaurants & Leisure - 0.2%
Basic-Fit N.V. (Netherlands)*[1]	3,195	100,978
Galaxy Entertainment Group Ltd. (Macau)	15,000	102,109
Hilton Worldwide Holdings, Inc.	315	30,413
Jollibee Foods Corp. (Philippines)	9,590	48,733
Melco Resorts & Entertainment Ltd. - ADR (Hong Kong)	3,155	70,893
MGM China Holdings Ltd. (Macau)	43,200	70,594
Restaurant Brands International, Inc. (Canada)	1,370	100,969
Sands China Ltd. (Macau)	21,600	103,677
Wynn Macau Ltd. (Macau)	46,800	105,011

		733,377

Household Durables - 1.3%
Sony Corp. - ADR (Japan)	89,765	5,104,038
Sony Corp. (Japan)	2,400	136,497

		5,240,535

Internet & Direct Marketing Retail - 2.5%
Alibaba Group Holding Ltd. - ADR (China)*	1,070	185,228
Amazon.com, Inc.*	2,340	4,368,265
Booking Holdings, Inc.*	2,795	5,273,075
Despegar.com Corp. (Argentina)*	1,990	25,890
Farfetch Ltd. - Class A (United Kingdom)*	1,460	29,346

		9,881,804

Leisure Products - 0.1%
Technogym S.p.A. (Italy)[1]	9,695	104,142
Thule Group AB (Sweden)[1]	6,735	147,113

		251,255

Multiline Retail - 2.5%
B&M European Value Retail S.A. (United Kingdom)	13,330	59,833
Dollar General Corp.	37,090	4,970,802
Dollar Tree, Inc.*	46,515	4,732,901

1

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail (continued)
Kohl’s Corp.	269	$14,488
Lojas Renner S.A. (Brazil)	2,900	35,905
Magazine Luiza S.A. (Brazil)	200	13,783

		9,827,712

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	19,195	2,891,535
AutoZone, Inc.*	2,735	3,071,514
Best Buy Co., Inc.	316	24,183
The Gap, Inc.	577	11,252
The Home Depot, Inc.	593	126,718
Industria de Diseno Textil S.A. (Spain)	94,865	2,838,586

		8,963,788

Textiles, Apparel & Luxury Goods - 3.2%
ANTA Sports Products Ltd. (China)	11,000	82,114
EssilorLuxottica S.A. (France)	515	69,714
Hermes International (France)	55	38,633
Kering S.A. (France)	140	72,312
Kontoor Brands, Inc.*	52	1,525
lululemon athletica, Inc.*	33,426	6,387,374
LVMH Moet Hennessy Louis Vuitton SE (France)	400	165,224
NIKE, Inc. - Class B	64,110	5,515,383
Shenzhou International Group Holdings Ltd. (China)	9,200	126,893
VF Corp.	370	32,334

		12,491,506

Total Consumer Discretionary		47,847,949

Consumer Staples - 14.4%
Beverages - 6.4%
Ambev S.A. - ADR (Brazil)	714,957	3,767,823
Ambev S.A. (Brazil)	15,300	80,983
Anheuser-Busch InBev S.A./N.V. (Belgium)	41,137	4,135,786
The Coca-Cola Co.	161,897	8,520,639
Coca-Cola European Partners plc (United Kingdom)	2,610	144,281
Diageo plc (United Kingdom)	69,775	2,909,634
Heineken N.V. (Netherlands)	1,345	144,303
Molson Coors Brewing Co. - Class B	242	13,066
PepsiCo, Inc.	40,830	5,218,482
Pernod Ricard S.A. (France)	380	66,684

		25,001,681

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	2,365	$144,968
The Kroger Co.	643	13,606
Loblaw Companies, Ltd. (Canada)	2,915	151,250
Puregold Price Club, Inc. (Philippines)	24,500	21,825
Raia Drogasil S.A. (Brazil)	800	17,294
Robinsons Retail Holdings, Inc. (Philippines)	14,990	23,360
Sysco Corp.	478	32,776
Walgreens Boots Alliance, Inc.	707	38,524
Walmart, Inc.	1,336	147,468

		591,071

Food Products - 3.4%
Archer-Daniels-Midland Co.	456	18,732
Barry Callebaut AG (Switzerland)	35	68,284
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	6	44,221
Conagra Brands, Inc.	518	14,955
Danone S.A. (France)	4,111	356,790
General Mills, Inc.	612	32,503
The Hershey Co.	210	31,865
The J.M. Smucker Co.	147	16,345
Kellogg Co.	346	20,144
Kerry Group plc - Class A (Ireland)	1,245	145,264
Mondelez International, Inc. - Class A	155,600	8,323,044
Nestle S.A. (Switzerland)	37,910	4,021,766
Tyson Foods, Inc. - Class A	274	21,783
Universal Robina Corp. (Philippines).	15,660	49,073

		13,164,769

Household Products - 0.8%
Colgate-Palmolive Co.	40,575	2,910,850
Essity AB - Class B (Sweden)	4,855	144,209
Kimberly-Clark Corp.	302	40,966
Reckitt Benckiser Group plc (United Kingdom)	1,832	141,620

		3,237,645

Personal Products - 2.2%
Beiersdorf AG (Germany)	32,345	3,748,404
LG Household & Health Care Ltd. (South Korea)	135	142,942
L’Oreal S.A. (France)	440	117,729

2

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
Unilever plc - ADR (United Kingdom)	76,209	$4,581,685

		8,590,760

Tobacco - 1.5%
Altria Group, Inc.	47,315	2,227,117
British American Tobacco plc - ADR (United Kingdom)	1,675	59,647
Philip Morris International, Inc.	44,825	3,747,818

		6,034,582

Total Consumer Staples		56,620,508

Energy - 3.0%
Energy Equipment & Services - 2.6%
Baker Hughes a GE Co.	796	20,210
Core Laboratories N.V	47,305	2,373,292
Diamond Offshore Drilling, Inc.*	84,040	759,722
Halliburton Co.	155,428	3,574,844
Schlumberger Ltd.	61,038	2,439,689
Transocean Ltd.*	175,225	1,065,368

		10,233,125

Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp. (Canada)	8,415	77,334
Chevron Corp.	754	92,825
China Petroleum & Chemical Corp. - Class H (China)	138,000	88,597
Eni S.p.A. (Italy)	9,435	147,387
Equinor ASA (Norway)	8,220	147,387
Galp Energia SGPS S.A. (Portugal)	9,320	145,095
Marathon Petroleum Corp.	635	35,808
Occidental Petroleum Corp.	527	27,067
Phillips 66	301	30,871
Repsol S.A. (Spain)	8,931	141,653
Royal Dutch Shell plc - Class B - ADR (Netherlands)	3,470	220,241
Suncor Energy, Inc. (Canada)	3,810	109,323
TOTAL S.A. (France)	2,635	136,573
Valero Energy Corp.	398	33,930
Woodside Petroleum Ltd. (Australia)	2,875	67,795

		1,501,886

Total Energy		11,735,011

Financials - 11.5%
Banks - 0.7%
Banco Bradesco S.A. (Brazil)	13,400	121,628
Banco do Brasil S.A. (Brazil)	3,700	47,875

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Banco Santander Brasil S.A. (Brazil)	1,200	$13,609
Bank of America Corp.	3,193	97,961
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	2,020	63,489
Bank of the Philippine Islands (Philippines)	28,440	50,127
Bankinter S.A. (Spain)	13,275	86,112
BB&T Corp.	487	25,095
BDO Unibank, Inc. (Philippines)	23,330	67,084
BNP Paribas S.A. (France)	1,970	92,196
Citigroup, Inc.	933	66,392
Credit Agricole S.A. (France)	1,850	22,022
Fifth Third Bancorp	748	22,208
FinecoBank Banca Fineco S.p.A. (Italy)	140,670	1,399,386
Itau Unibanco Holding S.A. (Brazil)	16,400	150,019
Itausa - Investimentos Itau S.A. (Brazil)	15,000	49,209
JPMorgan Chase & Co.	1,249	144,884
KeyCorp.	1,021	18,756
Metropolitan Bank & Trust Co. (Philippines)	36,890	54,835
Regions Financial Corp.	913	14,544
SunTrust Banks, Inc.	378	25,175
U.S. Bancorp	1,106	63,208
Wells Fargo & Co.	2,389	115,651

		2,811,465

Capital Markets - 8.7%
Amundi S.A. (France)[1]	970	66,741
B3 S.A. - Brasil Bolsa Balcao (Brazil)	6,900	76,479
BlackRock, Inc.	11,825	5,530,316
Cboe Global Markets, Inc.	33,985	3,714,900
The Charles Schwab Corp.	28,695	1,240,198
CME Group, Inc.	19,335	3,759,111
Deutsche Boerse AG (Germany)	19,395	2,692,469
E*TRADE Financial Corp.	25,690	1,253,415
Intercontinental Exchange, Inc.	42,015	3,691,438
Julius Baer Group Ltd. (Switzerland).	36,925	1,577,902
London Stock Exchange Group plc (United Kingdom)	37,295	2,995,233
Moody’s Corp.	17,565	3,764,882
S&P Global, Inc.	14,985	3,670,576

		34,033,660

3

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. - Class B*	37,915	$7,788,878

Insurance - 0.1%
Admiral Group plc (United Kingdom)	1,013	26,640
The Allstate Corp.	232	24,917
AXA S.A. (France)	3,325	83,751
BB Seguridade Participacoes S.A. (Brazil)	2,500	21,297
Chubb Ltd.	249	38,057
The Hartford Financial Services Group, Inc.	302	17,404
Ping An Insurance Group Co. of China Ltd. - Class H (China)	10,000	117,858
The Travelers Cos., Inc.	175	25,658

		355,582

Total Financials		44,989,585

Health Care - 12.2%
Biotechnology - 2.1%
AbbVie, Inc.	974	64,888
Amgen, Inc.	431	80,416
BioMarin Pharmaceutical, Inc.*	22,295	1,768,439
Gilead Sciences, Inc.	957	62,703
Incyte Corp.*	24,415	2,073,322
Seattle Genetics, Inc.*	28,940	2,191,047
Vertex Pharmaceuticals, Inc.*	11,235	1,871,976

		8,112,791

Health Care Equipment & Supplies - 3.3%
Alcon, Inc. (Switzerland)*	12,679	744,891
Alcon, Inc. (Switzerland)*	1,231	71,287
Boston Scientific Corp.*	69,625	2,956,277
Getinge AB - Class B (Sweden)	6,760	99,187
Hoya Corp. (Japan)	1,900	145,696
Intuitive Surgical, Inc.*	2,575	1,337,738
Koninklijke Philips N.V. (Netherlands)	3,375	158,324
Medtronic plc	70,920	7,229,585
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	64,000	61,015
Smith & Nephew plc (United Kingdom)	6,820	154,397

		12,958,397

Health Care Providers & Services - 0.8%
CVS Health Corp.	886	49,501
Orpea (France)	560	69,965

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	152	$15,516
Sonic Healthcare Ltd. (Australia)	7,775	148,805
UnitedHealth Group, Inc.	11,690	2,910,927

		3,194,714

Life Sciences Tools & Services - 1.3%
Gerresheimer AG (Germany)	870	67,670
QIAGEN N.V.*	70,088	2,643,719
QIAGEN N.V.*	2,638	100,131
Tecan Group AG (Switzerland)	145	36,840
Thermo Fisher Scientific, Inc.	7,355	2,042,336

		4,890,696

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	1,074	47,696
Ipsen S.A. (France)	1,190	136,607
Jazz Pharmaceuticals plc*	1,135	158,196
Johnson & Johnson	58,428	7,608,494
Kyowa Kirin Co. Ltd. (Japan)	86,500	1,425,609
Merck & Co., Inc.	23,571	1,956,157
Merck KGaA (Germany)	25,580	2,609,011
Novartis AG - ADR (Switzerland)	39,535	3,620,615
Novartis AG (Switzerland)	1,855	170,101
Perrigo Co. plc	2,365	127,734
Pfizer, Inc.	3,076	119,472
Recordati S.p.A. (Italy)	3,395	152,045
Roche Holding AG (Switzerland)	840	224,839
Sanofi (France)	1,895	157,914

		18,514,490

Total Health Care		47,671,088

Industrials - 0.8%
Aerospace & Defense - 0.2%
Airbus S.E. (France)	925	130,759
BAE Systems plc (United Kingdom)	21,155	140,548
The Boeing Co.	298	101,672
General Dynamics Corp.	171	31,796
Lockheed Martin Corp.	184	66,639
Safran S.A. (France)	560	80,394
Thales S.A. (France)	120	13,521
United Technologies Corp.	522	69,739

		635,068

Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	212	17,751

4

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics (continued)
United Parcel Service, Inc. - Class B	651	$77,775

		95,526

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	765	47,529

Building Products - 0.0%##
Cie de Saint-Gobain (France)	810	31,030
Johnson Controls International plc	770	32,679

		63,709

Commercial Services & Supplies - 0.0%##
Elis S.A. (France)	2,450	45,510
SPIE S.A. (France)	1,195	22,150
Waste Management, Inc.	364	42,588

		110,248

Construction & Engineering - 0.1%
Eiffage S.A. (France)	435	42,984
Vinci S.A. (France)	1,460	150,181

		193,165

Electrical Equipment - 0.1%
Eaton Corp. plc	406	33,369
Emerson Electric Co.	557	36,138
Legrand S.A. (France)	430	30,290
Rockwell Automation, Inc.	100	16,078
Schneider Electric S.E. (France)	910	78,511
WEG S.A. (Brazil)	2,800	17,520

		211,906

Industrial Conglomerates - 0.1%
3M Co.	411	71,810
DMCI Holdings, Inc. (Philippines)	97,600	19,448
Honeywell International, Inc.	442	76,227
LT Group, Inc. (Philippines)	71,000	19,673
Siemens AG (Germany)	630	68,565
SM Investments Corp. (Philippines)	3,595	70,304

		326,027

Machinery - 0.3%
Caterpillar, Inc.	368	48,455
Cummins, Inc.	164	26,896
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	1,545	38,024
Daifuku Co. Ltd. (Japan)	1,400	76,571

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
FANUC Corp. (Japan)	800	$142,181
Harmonic Drive Systems, Inc. (Japan)	2,100	79,092
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	3,740	134,430
Illinois Tool Works, Inc.	246	37,941
Jungheinrich AG (Germany)	3,150	70,229
KION Group AG (Germany)	1,320	70,359
Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)*	1,550	140,723
Nabtesco Corp. (Japan)	2,800	75,431
Samsung Heavy Industries Co. Ltd. (South Korea)*	5,420	32,107
The Weir Group plc (United Kingdom)	5,880	106,304

		1,078,743

Professional Services - 0.0%##
SGS S.A. (Switzerland)	25	61,737

Road & Rail - 0.0%##
Localiza Rent a Car S.A. (Brazil)	1,900	21,806
Rumo S.A. (Brazil)*	3,900	22,257
Union Pacific Corp.	443	79,718

		123,781

Trading Companies & Distributors - 0.0%##
Fastenal Co.	640	19,712

Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	10,600	65,136
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	475	47,543

		112,679

Total Industrials		3,079,830

Information Technology - 11.9%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	2,225	123,265

Electronic Equipment, Instruments & Components - 0.9%
Cognex Corp.	31,410	1,382,354
Halma plc (United Kingdom)	3,295	79,573
Hexagon A.B. - Class B (Sweden)	1,430	69,287
Hollysys Automation Technologies Ltd. (China)	3,985	68,901
Keyence Corp. (Japan)	3,207	1,840,334

		3,440,449

5

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 5.9%
Alten S.A. (France)	430	$53,195
Capgemini SE (France)	260	33,011
International Business Machines Corp.	570	84,497
InterXion Holding N.V. (Netherlands)*	28,400	2,138,520
Keywords Studios plc (Ireland)	1,191	23,908
Mastercard, Inc. - Class A	30,690	8,355,966
Sopra Steria Group (France)	580	74,864
Verra Mobility Corp.*	375,010	5,193,888
Visa, Inc. - Class A	40,515	7,211,670

		23,169,519

Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc.	651	32,140
Broadcom, Inc.	239	69,308
Intel Corp.	2,512	126,982
KLA Corp.	193	26,310
Lam Research Corp.	111	23,156
Maxim Integrated Products, Inc.	299	17,698
Micron Technology, Inc.*	72,575	3,257,892
Texas Instruments, Inc.	615	76,881

		3,630,367

Software - 4.2%
Dassault Systemes S.E. (France)	250	38,029
Microsoft Corp.	59,665	8,130,550
ServiceNow, Inc.*	29,445	8,167,749
Sophos Group plc (United Kingdom)[1]	21,610	114,083

		16,450,411

Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	222	12,985
Western Digital Corp.	362	19,508

		32,493

Total Information Technology		46,846,504

Materials - 4.3%
Chemicals - 2.5%
Air Liquide S.A. (France)	710	98,006
Akzo Nobel N.V. (Netherlands)	39,960	3,770,410
Axalta Coating Systems Ltd.*	74,590	2,210,102
CF Industries Holdings, Inc.	38,980	1,931,849
Dow, Inc.	513	24,850
Eastman Chemical Co.	200	15,070
Givaudan S.A. (Switzerland)	25	66,490

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
LyondellBasell Industries N.V. - Class A	372	$31,133
Mexichem S.A.B. de C.V. (Mexico)	30,400	55,553
OCI N.V. (Netherlands)*	1,170	30,516
Olin Corp.	73,215	1,469,425
Solvay S.A. (Belgium)	1,565	160,248

		9,863,652

Containers & Packaging - 0.7%
Crown Holdings, Inc.*	40,845	2,614,488
International Paper Co.	361	15,852

		2,630,340

Metals & Mining - 1.1%
First Quantum Minerals Ltd. (Zambia)	3,420	31,510
Freeport-McMoRan, Inc.	129,410	1,431,275
Lundin Mining Corp. (Chile)	191,250	925,964
Nucor Corp.	393	21,371
Southern Copper Corp. (Peru)	53,860	1,927,649

		4,337,769

Total Materials		16,831,761

Real Estate - 4.3%
Equity Real Estate Investment Trusts (REITS) - 4.2%
Acadia Realty Trust	755	21,193
Agree Realty Corp.	465	31,085
Alexandria Real Estate Equities, Inc.	175	25,613
American Campus Communities, Inc.	745	34,829
American Homes 4 Rent - Class A	4,695	113,666
American Tower Corp.	20,370	4,310,699
Americold Realty Trust	1,935	64,881
Apartment Investment & Management Co. - Class A	1,538	76,193
AvalonBay Communities, Inc.	810	169,120
Boston Properties, Inc.	905	120,320
Brandywine Realty Trust	6,080	89,680
Camden Property Trust	610	63,263
Chesapeake Lodging Trust	1,090	29,942
Community Healthcare Trust, Inc.	1,575	64,717
Cousins Properties, Inc.	3,700	130,166
Crown Castle International Corp.	515	68,629
CubeSmart	950	32,252
Digital Realty Trust, Inc.	600	68,616
Douglas Emmett, Inc.	1,045	42,657

6

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Equinix, Inc.	7,390	$3,710,519
Equity LifeStyle Properties, Inc.	485	60,261
Equity Residential	1,455	114,785
Essential Properties Realty Trust, Inc.	2,279	48,132
Essex Property Trust, Inc.	350	105,777
Extra Space Storage, Inc.	335	37,651
Federal Realty Investment Trust	175	23,102
First Industrial Realty Trust, Inc.	1,135	43,346
Gecina S.A. (France)	465	71,345
Getty Realty Corp.	1,315	39,424
HCP, Inc.	2,360	75,355
Healthcare Realty Trust, Inc.	2,015	64,440
Healthcare Trust of America, Inc. - Class A	3,200	86,176
Hibernia REIT plc (Ireland)	23,415	39,140
Host Hotels & Resorts, Inc.	4,005	69,647
Independence Realty Trust, Inc.	3,970	49,030
Inmobiliaria Colonial Socimi S.A. (Spain)	6,145	68,706
Invitation Homes, Inc.	3,836	105,375
Jernigan Capital, Inc.	2,725	54,064
Kimco Realty Corp.	2,025	38,900
Lexington Realty Trust	4,005	39,529
Liberty Property Trust	1,100	57,530
Mid-America Apartment Communities, Inc.	415	48,904
National Retail Properties, Inc.	800	41,792
National Storage Affiliates Trust	815	24,686
Physicians Realty Trust	4,655	80,113
Plymouth Industrial REIT, Inc.	1,326	24,637
Prologis, Inc.	2,590	208,780
Public Storage	445	108,028
Realty Income Corp.	365	25,262
SBA Communications Corp.*	19,065	4,678,742
Simon Property Group, Inc.	1,025	166,255
STAG Industrial, Inc.	1,350	40,122
STORE Capital Corp.	745	25,486
Sun Communities, Inc.	710	94,295
Sunstone Hotel Investors, Inc.	2,700	35,667
UDR, Inc.	1,210	55,733
UMH Properties, Inc.	1,635	21,500
Urban Edge Properties	2,950	49,354
Ventas, Inc.	1,610	108,337
VEREIT, Inc.	5,665	51,665
Vornado Realty Trust	670	43,094

	SHARES/
	PRINCIPAL
	AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Weingarten Realty Investors	1,905	$53,169
Welltower, Inc.	1,025	85,198

		16,630,574

Real Estate Management & Development - 0.1%
Ayala Land, Inc. (Philippines)	72,400	70,596
Nexity S.A. (France)	500	24,007
SM Prime Holdings, Inc. (Philippines)	120,305	86,012

		180,615

Total Real Estate		16,811,189

Utilities - 0.0%##
Electric Utilities - 0.0%##
Manila Electric Co. (Philippines)	6,040	43,217

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	63,100	43,800

Multi-Utilities - 0.0%##
Engie S.A. (France)	3,170	48,785
Veolia Environnement S.A. (France)	965	24,353

		73,138

Total Utilities		160,155

TOTAL COMMON STOCKS (Identified Cost $279,904,929)		331,704,494

CORPORATE BONDS - 3.2%

Non-Convertible Corporate Bonds - 3.2%

Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc., 4.25%, 3/1/2027	400,000	430,239
Verizon Communications, Inc., 5.50%, 3/16/2047	480,000	604,470

		1,034,709

Media - 0.1%
Discovery Communications LLC, 5.20%, 9/20/2047	380,000	404,328

Wireless Telecommunication Services - 0.0%##
Sprint Corp., 7.125%, 6/15/2024	40,000	43,800

Total Communication Services		1,482,837

Consumer Discretionary - 0.3%
Automobiles - 0.1%
General Motors Co.[3], (3 mo. LIBOR US + 0.900%), 3.353%, 9/10/2021	295,000	295,056

7

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Consumer Discretionary (continued)
Diversified Consumer Services - 0.0%##
GEMS MENASA Cayman Ltd. - GEMS Education Delaware, LLC (United Arab Emirates)[1], 7.125%, 7/31/2026	75,000	$76,594

Household Durables - 0.1%
Ashton Woods USA LLC - Ashton Woods Finance Co.[1], 6.75%, 8/1/2025	25,000	24,312
LGI Homes, Inc.[1], 6.875%, 7/15/2026	125,000	127,188
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	89,000	88,332

		239,832

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc., 3.60%, 6/1/2026	570,000	598,638

Specialty Retail - 0.0%##
Staples, Inc.[1], 7.50%, 4/15/2026	75,000	76,688

Total Consumer Discretionary		1,286,808

Consumer Staples - 0.0%##
Beverages - 0.0%##
Constellation Brands, Inc., 3.875%, 11/15/2019	190,000	190,634

Energy - 0.6%
Energy Equipment & Services - 0.0%##
Nabors Industries, Inc., 5.50%, 1/15/2023	50,000	46,750
Shelf Drilling Holdings Ltd. (United Arab Emirates)[1], 8.25%, 2/15/2025	60,000	55,200

		101,950

Oil, Gas & Consumable Fuels - 0.6%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[1], 5.75%, 1/15/2028	75,000	70,031
Bruin E&P Partners, LLC[1], 8.875%, 8/1/2023	50,000	37,375
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	102,000	97,920
Energy Transfer Operating LP, 6.50%, 2/1/2042	260,000	307,859
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	95,000	97,945

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Jonah Energy LLC - Jonah Energy Finance Corp.[1], 7.25%, 10/15/2025	120,000	$47,400
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	320,000	414,617
Lonestar Resources America, Inc.[1], 11.25%, 1/1/2023	50,000	46,750
Moss Creek Resources Holdings, Inc.[1], 10.50%, 5/15/2027	15,000	13,200
NuStar Logistics LP, 6.75%, 2/1/2021	50,000	52,250
Rockies Express Pipeline, LLC[1], 5.625%, 4/15/2020	75,000	76,754
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	440,000	501,714
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	75,000	73,781
Southwestern Energy Co.[4], 6.20%, 1/23/2025	74,000	63,825
W&T Offshore, Inc.[1], 9.75%, 11/1/2023	50,000	47,875
The Williams Companies, Inc., 3.75%, 6/15/2027	310,000	319,209

		2,268,505

Total Energy		2,370,455

Financials - 1.0%
Banks - 0.6%
Bank of America Corp., 4.00%, 1/22/2025	570,000	598,299
Citigroup, Inc., 8.125%, 7/15/2039	190,000	306,172
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	570,000	577,217
JPMorgan Chase & Co.[5], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	300,000	318,076
Santander Holdings USA, Inc., 4.50%, 7/17/2025	380,000	403,064

		2,202,828

Capital Markets - 0.2%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	50,000	52,000
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	190,000	202,131

8

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Financials (continued)
Capital Markets (continued)
Morgan Stanley[3], (3 mo. LIBOR US + 1.220%), 3.78%, 5/8/2024	610,000	$618,510

		872,641

Consumer Finance - 0.0%##
SLM Corp., 5.125%, 4/5/2022	100,000	101,000

Diversified Financial Services - 0.1%
Fidelity & Guaranty Life Holdings, Inc.[1], 5.50%, 5/1/2025	95,000	99,275
FS Energy & Power Fund[1], 7.50%, 8/15/2023	95,000	96,900
Global Aircraft Leasing Co. Ltd. (Cayman Islands) [1,6], 6.50%, 9/15/2024	50,000	49,780
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[1], 10.50%, 6/1/2024	60,000	59,400

		305,355

Insurance - 0.1%
GTCR AP Finance, Inc.[1], 8.00%, 5/15/2027	15,000	15,338
Prudential Financial, Inc.[5], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	390,000	416,820

		432,158

Thrifts & Mortgage Finance - 0.0%##
Radian Group, Inc., 4.875%, 3/15/2027	105,000	105,262

Total Financials		4,019,244

Health Care - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc., 4.125%, 6/15/2029	290,000	297,067

Industrials - 0.4%
Airlines - 0.0%##
American Airlines Group, Inc.[1], 5.50%, 10/1/2019	50,000	50,165

Commercial Services & Supplies - 0.0%##
The ADT Security Corp., 5.25%, 3/15/2020	50,000	50,375

Construction & Engineering - 0.1%
HC2 Holdings, Inc.[1], 11.50%, 12/1/2021	30,000	26,100

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Industrials (continued)
Construction & Engineering (continued)
Tutor Perini Corp.[1], 6.875%, 5/1/2025	97,000	$95,181

		121,281

Industrial Conglomerates - 0.1%
General Electric Co.[5,7], (3 mo. LIBOR US + 3.330%), 5.00%	330,000	319,688

Machinery - 0.0%##
The Manitowoc Co., Inc.[1], 9.00%, 4/1/2026	30,000	30,225

Marine - 0.1%
American Tanker, Inc. (Norway)[1], 9.25%, 2/22/2022	65,000	65,662
Borealis Finance, LLC[1], 7.50%, 11/16/2022	200,000	189,000
Global Ship Lease, Inc. (United Kingdom)[1], 9.875%, 11/15/2022	120,000	121,800

		376,462

Trading Companies & Distributors - 0.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	380,000	401,971
Fortress Transportation & Infrastructure Investors, LLC[1], 6.50%, 10/1/2025	80,000	82,900

		484,871

Total Industrials		1,433,067

Information Technology - 0.1%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	100,000	105,950

Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	97,000	96,030

Total Information Technology		201,980

Materials - 0.2%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	50,000	51,312

Containers & Packaging - 0.0%##
ARD Securities Finance S.A.R.L (Luxembourg)[1,6], 8.75%, 1/31/2023	15,000	15,487

9

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL
	AMOUNT2 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Materials (continued)

Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co.[1], 7.25%, 4/15/2025	50,000	$47,375

		62,862

Metals & Mining - 0.2%
Mountain Province Diamonds, Inc. (Canada)[1], 8.00%, 12/15/2022	100,000	99,125
Northwest Acquisitions ULC - Dominion Finco, Inc.[1], 7.125%, 11/1/2022	120,000	81,600
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	400,000	406,783
Techniplas LLC[1], 10.00%, 5/1/2020	75,000	65,250

		652,758

Total Materials		766,932

Real Estate - 0.0%##
Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[1], 7.875%, 11/15/2025	75,000	75,002
Forestar Group, Inc.[1], 8.00%, 4/15/2024	75,000	79,875

		154,877

Total Real Estate		154,877

Utilities - 0.1%

Independent Power and Renewable Electricity Producers - 0.1%
Drax Finco plc (United Kingdom) [1], 6.625%, 11/1/2025	200,000	208,000

TOTAL CORPORATE BONDS (Identified Cost $12,145,013)		12,411,901

MUTUAL FUNDS - 0.2%
SPDR Gold Shares	3,950	526,180
VanEck Vectors Gold Miners ETF	11,868	314,502

TOTAL MUTUAL FUNDS (Identified Cost $788,454)		840,682

U.S. TREASURY SECURITIES - 10.4%

U.S. Treasury Bonds - 1.5%
U.S. Treasury Bond, 4.75%, 2/15/2037	2,038,000	2,786,647

ADR - American Depositary Receipt

ETF - Exchange-traded fund

	PRINCIPAL
	AMOUNT2 /
	SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
U.S. Treasury Bond, 3.00%, 5/15/2047	1,940,000	$2,123,845
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	1,197,724	1,216,237

Total U.S. Treasury Bonds (Identified Cost $5,783,811)		6,126,729

U.S. Treasury Notes - 8.9%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	3,873,425	3,828,103
U.S. Treasury Note, 2.625%, 5/15/2021	3,960,000	4,007,180
U.S. Treasury Note, 2.00%, 8/15/2025	14,879,000	14,960,370
U.S. Treasury Note, 1.625%, 5/15/2026	3,970,000	3,892,461
U.S. Treasury Note, 2.375%, 5/15/2027	3,897,000	4,014,823
U.S. Treasury Note, 2.75%, 2/15/2028	3,935,000	4,170,485

Total U.S. Treasury Notes (Identified Cost $34,362,120)		34,873,422

TOTAL U.S. TREASURY SECURITIES (Identified Cost $40,145,931)		41,000,151

SHORT-TERM INVESTMENT - 1.0%
Dreyfus Government Cash Management, Institutional Shares, 2.22%[8], (Identified Cost $3,879,308)	3,879,308	3,879,308

TOTAL INVESTMENTS - 99.4% (Identified Cost $336,863,635)		389,836,536
OTHER ASSETS, LESS LIABILITIES - 0.6%		2,409,969

NET ASSETS - 100%		$392,246,505

10

Investment Portfolio - July 31, 2019

(unaudited)

*	Non-income producing security.
##	Less than 0.1%.
[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $2,885,864, or 0.7% of the Series’ net assets as of July 31, 2019.

[2]	Amount is stated in USD unless otherwise noted.
[3]	Floating rate security. Rate shown is the rate in effect as of July 31, 2019.
[4]

Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

[5]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2019.
[6]	Represents a Payment-In-Kind bond.
[7]	Security is perpetual in nature and has no stated maturity date.
[8]	Rate shown is the current yield as of July 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$39,110,914	$31,218,371	$7,892,543	$—
Consumer Discretionary	47,847,949	43,283,331	4,564,618	—
Consumer Staples	56,620,508	40,338,614	16,281,894	—
Energy	11,735,011	10,860,524	874,487	—
Financials	44,989,585	35,657,229	9,332,356	—
Health Care	47,671,088	41,681,645	5,989,443	—
Industrials	3,079,830	1,108,774	1,971,056	—
Information Technology	46,846,504	44,520,220	2,326,284	—
Materials	16,831,761	12,706,091	4,125,670	—
Real Estate	16,811,189	16,451,383	359,806	—
Utilities	160,155	—	160,155	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	41,000,151	—	41,000,151	—
Corporate debt:
Communication Services	1,482,837	—	1,482,837	—
Consumer Discretionary	1,286,808	—	1,286,808	—
Consumer Staples	190,634	—	190,634	—
Energy	2,370,455	—	2,370,455	—
Financials	4,019,244	—	4,019,244	—

11

Investment Portfolio - July 31, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Health Care	$297,067	$—	$297,067	$—
Industrials	1,433,067	—	1,433,067	—
Information Technology	201,980	—	201,980	—
Materials	766,932	—	766,932	—
Real Estate	154,877	—	154,877	—
Utilities	208,000	—	208,000	—
Mutual funds	4,719,990	4,719,990	—	—

Total assets	$389,836,536	$282,546,172	$107,290,364	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS - 37.7%

Communication Services - 5.1%
Diversified Telecommunication Services - 0.0%##
Elisa OYJ (Finland)	2,371	$111,497
Orange S.A. (France)	2,515	37,279
Telefonica Brasil S.A. (Brazil)	1,200	16,410

		165,186

Entertainment - 1.6%
Activision Blizzard, Inc.	56,590	2,758,197
Electronic Arts, Inc.*	34,625	3,202,812
Nexon Co. Ltd. (Japan)*	15,700	248,507
Sea Ltd. - ADR (Thailand)*	3,705	130,046
Toho Co. Ltd. - Tokyo (Japan)	2,500	97,068
Viacom, Inc. - Class B	378	11,472
Vivendi S.A. (France)	1,280	35,552

		6,483,654

Interactive Media & Services - 3.1%
Alphabet, Inc. - Class A*[1]	1,865	2,271,943
Alphabet, Inc. - Class C*	1,870	2,275,192
Autohome, Inc. - ADR (China)*	955	81,175
Facebook, Inc. - Class A*	15,475	3,005,709
Kakao Corp. (South Korea)	1,010	107,592
Tencent Holdings Ltd. - Class H (China)	99,736	4,646,997

		12,388,608

Media - 0.4%
Informa plc (United Kingdom)	10,330	109,372
Quebecor, Inc. - Class B (Canada)	33,585	760,866
Shaw Communications, Inc. - Class B (Canada)	43,130	845,411

		1,715,649

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	780	32,924

Total Communication Services		20,786,021

Consumer Discretionary - 4.3%
Auto Components - 0.0%##
Cie Generale des Etablissements Michelin SCA (France)	235	25,979

Automobiles - 0.0%##
Peugeot S.A. (France)	725	17,112
Trigano S.A. (France)	215	21,571

		38,683

Distributors - 0.0%##
Genuine Parts Co.	150	14,568

Diversified Consumer Services - 0.1%
Fu Shou Yuan International Group Ltd. (China)	96,640	82,580

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Diversified Consumer Services (continued)
New Oriental Education & Technology Group, Inc. - ADR (China)*	1,010	$105,353
TAL Education Group - ADR (China)*	2,510	80,822

		268,755

Hotels, Restaurants & Leisure - 0.1%
Basic-Fit N.V. (Netherlands)*[2]	2,385	75,378
Galaxy Entertainment Group Ltd. (Macau)	11,000	74,880
Hilton Worldwide Holdings, Inc.	530	51,172
Jollibee Foods Corp. (Philippines)	7,175	36,461
Melco Resorts & Entertainment Ltd. - ADR (Hong Kong)	2,360	53,029
MGM China Holdings Ltd. (Macau)	32,400	52,946
Restaurant Brands International, Inc. (Canada)	985	72,594
Sands China Ltd. (Macau)	16,000	76,798
Wynn Macau Ltd. (Macau)	35,200	78,983

		572,241

Household Durables - 0.8%
Sony Corp. - ADR (Japan)	53,405	3,036,608
Sony Corp. (Japan)	1,700	96,686

		3,133,294

Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd. - ADR (China)*[1]	810	140,219
Amazon.com, Inc.*[1]	1,605	2,996,182
Booking Holdings, Inc.*	1,670	3,150,639
Despegar.com Corp. (Argentina)*	1,730	22,507
Farfetch Ltd. - Class A (United Kingdom)*	1,050	21,105

		6,330,652

Leisure Products - 0.1%
Technogym S.p.A. (Italy)[2]	7,250	77,878
Thule Group AB (Sweden)[2]	5,010	109,434

		187,312

Multiline Retail - 0.0%##
B&M European Value Retail S.A. (United Kingdom)	9,000	40,397
Kohl’s Corp.	203	10,934
Lojas Renner S.A. (Brazil)	2,100	26,000
Magazine Luiza S.A. (Brazil)	100	6,891

		84,222

Specialty Retail - 0.7%
Best Buy Co., Inc.	239	18,291

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
The Gap, Inc.	436	$8,502
The Home Depot, Inc.	448	95,733
Industria de Diseno Textil S.A. (Spain)	94,180	2,818,090

		2,940,616

Textiles, Apparel & Luxury Goods - 0.9%
ANTA Sports Products Ltd. (China)	8,180	61,063
EssilorLuxottica S.A. (France)	385	52,116
Hermes International (France)	40	28,097
Kering S.A. (France)	105	54,234
Kontoor Brands, Inc.*	40	1,173
lululemon athletica, Inc.*	17,105	3,268,594
LVMH Moet Hennessy Louis Vuitton SE (France)	300	123,918
Shenzhou International Group Holdings Ltd. (China)	6,900	95,170
VF Corp.	280	24,469

		3,708,834

Total Consumer Discretionary		17,305,156

Consumer Staples - 5.8%
Beverages - 3.1%
Ambev S.A. - ADR (Brazil)	168,061	885,681
Ambev S.A. (Brazil)	11,400	60,340
Anheuser-Busch InBev S.A./N.V. (Belgium)	35,640	3,583,135
The Coca-Cola Co.	60,530	3,185,694
Coca-Cola European Partners plc (United Kingdom)[1]	1,950	107,796
Diageo plc (United Kingdom)	40,533	1,690,236
Heineken N.V. (Netherlands)	1,000	107,289
Molson Coors Brewing Co. - Class B	183	9,880
PepsiCo, Inc.	24,470	3,127,511
Pernod Ricard S.A. (France)	285	50,013

		12,807,575

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	1,765	108,190
The Kroger Co.	486	10,284
Loblaw Companies, Ltd. (Canada)	2,180	113,113
Puregold Price Club, Inc. (Philippines)	19,700	17,549
Raia Drogasil S.A. (Brazil)	600	12,971
Robinsons Retail Holdings, Inc. (Philippines)	11,560	18,014
Sysco Corp.	361	24,754
Walgreens Boots Alliance, Inc.	534	29,098

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Walmart, Inc.	1,010	$111,484

		445,457

Food Products - 1.8%
Archer-Daniels-Midland Co.	344	14,132
Barry Callebaut AG (Switzerland)	25	48,774
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	5	36,851
Conagra Brands, Inc.	392	11,317
Danone S.A. (France)	3,021	262,190
General Mills, Inc.	462	24,537
The Hershey Co.	159	24,127
The J.M. Smucker Co.	111	12,342
Kellogg Co.	261	15,195
Kerry Group plc - Class A (Ireland)	930	108,511
Mondelez International, Inc. - Class A	57,136	3,056,205
Nestle S.A. (Switzerland)	32,664	3,465,233
Tyson Foods, Inc. - Class A	207	16,456
Universal Robina Corp. (Philippines).	11,720	36,726

		7,132,596

Household Products - 0.1%
Colgate-Palmolive Co.	510	36,587
Essity AB - Class B (Sweden)	3,630	107,822
Kimberly-Clark Corp.	228	30,928
Reckitt Benckiser Group plc (United Kingdom)	1,369	105,828

		281,165

Personal Products - 0.7%
Beiersdorf AG (Germany)	560	64,897
LG Household & Health Care Ltd. (South Korea)	101	106,941
L’Oreal S.A. (France)	330	88,296
Unilever plc - ADR (United Kingdom)	44,679	2,686,101

		2,946,235

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)[1]	1,170	41,664

Total Consumer Staples		23,654,692

Energy - 1.3%
Energy Equipment & Services - 1.0%
Baker Hughes a GE Co.	601	15,259
Core Laboratories N.V.	805	40,387
Halliburton Co.	85,517	1,966,891
Schlumberger Ltd.	34,368	1,373,689

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Transocean Ltd.*	91,500	$556,320

		3,952,546

Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	6,234	57,290
Chevron Corp.	569	70,050
China Petroleum & Chemical Corp. - Class H (China)	102,000	65,485
Eni S.p.A. (Italy)	6,955	108,646
Equinor ASA (Norway)	6,060	108,658
Galp Energia SGPS S.A. (Portugal)	7,045	109,678
Marathon Petroleum Corp.	479	27,011
Occidental Petroleum Corp.	398	20,441
Phillips 66	227	23,281
Repsol S.A. (Spain)	6,782	107,568
Royal Dutch Shell plc - Class B - ADR (Netherlands)	2,780	176,447
Suncor Energy, Inc. (Canada)	2,805	80,486
TOTAL S.A. (France)	2,130	110,399
Valero Energy Corp.	300	25,575
Woodside Petroleum Ltd. (Australia)	2,295	54,118

		1,145,133

Total Energy		5,097,679

Financials - 4.1%
Banks - 0.3%
Banco Bradesco S.A. (Brazil)	10,000	90,767
Banco do Brasil S.A. (Brazil)	2,800	36,229
Banco Santander Brasil S.A. (Brazil)	900	10,207
Bank of America Corp.	2,411	73,969
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	1,435	45,102
Bank of the Philippine Islands (Philippines)	21,280	37,507
Bankinter S.A. (Spain)	10,390	67,397
BB&T Corp.	368	18,963
BDO Unibank, Inc. (Philippines)	17,450	50,176
BNP Paribas S.A. (France)	1,480	69,264
Citigroup, Inc.	705	50,168
Credit Agricole S.A. (France)	1,450	17,261
Fifth Third Bancorp	566	16,805
FinecoBank Banca Fineco S.p.A. (Italy)	7,995	79,534
Itau Unibanco Holding S.A. (Brazil)	12,300	112,514
Itausa - Investimentos Itau S.A. (Brazil)	11,200	36,743
JPMorgan Chase & Co.	943	109,388
KeyCorp.	771	14,163

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Metropolitan Bank & Trust Co. (Philippines)	27,610	$41,041
Regions Financial Corp.	690	10,992
SunTrust Banks, Inc.	286	19,048
U.S. Bancorp	836	47,777
Wells Fargo & Co.	1,805	87,380

		1,142,395

Capital Markets - 2.7%
Amundi S.A. (France)[2]	720	49,539
B3 S.A. - Brasil Bolsa Balcao (Brazil)	5,200	57,636
BlackRock, Inc.[1]	1,610	752,965
Cboe Global Markets, Inc.	13,770	1,505,199
The Charles Schwab Corp.	33,020	1,427,124
CME Group, Inc.	7,700	1,497,034
Deutsche Boerse AG (Germany)	670	93,011
E*TRADE Financial Corp.	16,360	798,204
Intercontinental Exchange, Inc.	19,040	1,672,854
Julius Baer Group Ltd. (Switzerland)	1,205	51,493
Moody’s Corp.	8,200	1,757,588
S&P Global, Inc.	6,360	1,557,882

		11,220,529

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. - Class B*[1]	19,375	3,980,206

Insurance - 0.1%
Admiral Group plc (United Kingdom)	723	19,014
The Allstate Corp.	175	18,795
AXA S.A. (France)	2,495	62,845
BB Seguridade Participacoes S.A. (Brazil)	1,800	15,334
Chubb Ltd.	188	28,734
The Hartford Financial Services Group, Inc.	228	13,140
Ping An Insurance Group Co. of China Ltd. - Class H (China)	7,500	88,394
The Travelers Cos., Inc.	132	19,354

		265,610

Total Financials		16,608,740

Health Care - 7.1%
Biotechnology - 1.5%
AbbVie, Inc.	735	48,966
Amgen, Inc.	326	60,825
BioMarin Pharmaceutical, Inc.*	16,370	1,298,468
Gilead Sciences, Inc.	723	47,371
Incyte Corp.*	16,760	1,423,259
Seattle Genetics, Inc.*	22,045	1,669,027

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	8,460	$1,409,605

		5,957,521

Health Care Equipment & Supplies - 1.7%
Alcon, Inc. (Switzerland)*	10,890	639,788
Alcon, Inc. (Switzerland)*	920	53,277
Getinge AB - Class B (Sweden)	4,200	61,625
Hoya Corp. (Japan)	1,400	107,355
Koninklijke Philips N.V. (Netherlands)	2,520	118,215
Medtronic plc	55,086	5,615,467
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	48,000	45,761
Smith & Nephew plc (United Kingdom)	5,095	115,345

		6,756,833

Health Care Providers & Services - 0.0%##
CVS Health Corp.	670	37,433
Orpea (France)	415	51,849
Quest Diagnostics, Inc.	115	11,739
Sonic Healthcare Ltd. (Australia)	5,820	111,388

		212,409

Life Sciences Tools & Services - 0.0%##
Gerresheimer AG (Germany)	625	48,614
QIAGEN N.V.*[1]	1,126	42,473
QIAGEN N.V.*	1,907	72,385
Tecan Group AG (Switzerland)	105	26,677

		190,149

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	811	36,016
Ipsen S.A. (France)	890	102,169
Jazz Pharmaceuticals plc*	845	117,776
Johnson & Johnson	33,937	4,419,276
Kyowa Kirin Co. Ltd. (Japan)	45,400	748,239
Merck & Co., Inc.	21,087	1,750,010
Merck KGaA (Germany)	29,755	3,034,836
Novartis AG - ADR (Switzerland)	53,310	4,882,130
Novartis AG (Switzerland)	1,385	127,003
Perrigo Co. plc	1,695	91,547
Pfizer, Inc.	2,324	90,264
Recordati S.p.A. (Italy)	2,535	113,530
Roche Holding AG (Switzerland)	625	167,291
Sanofi (France)	1,425	118,748

		15,798,835

Total Health Care		28,915,747

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 0.6%
Aerospace & Defense - 0.1%
Airbus S.E. (France)	690	$97,539
BAE Systems plc (United Kingdom)	16,175	107,463
The Boeing Co.	225	76,765
General Dynamics Corp.	129	23,986
Lockheed Martin Corp.	139	50,342
Safran S.A. (France)	420	60,296
Thales S.A. (France)	95	10,704
United Technologies Corp.	394	52,638

		479,733

Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	160	13,397
United Parcel Service, Inc. - Class B	492	58,779

		72,176

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	629	39,080

Building Products - 0.0%##
Cie de Saint-Gobain (France)	605	23,177
Johnson Controls International plc	581	24,658

		47,835

Commercial Services & Supplies - 0.0%##
Elis S.A. (France)	1,825	33,900
SPIE S.A. (France)	890	16,497
Waste Management, Inc.	275	32,175

		82,572

Construction & Engineering - 0.1%
Eiffage S.A. (France)	325	32,114
Vinci S.A. (France)	1,090	112,122

		144,236

Electrical Equipment - 0.1%
Eaton Corp. plc	306	25,150
Emerson Electric Co.	421	27,314
Legrand S.A. (France)	325	22,894
Rockwell Automation, Inc.	76	12,219
Schneider Electric S.E. (France)	680	58,668
WEG S.A. (Brazil)	2,100	13,140

		159,385

Industrial Conglomerates - 0.1%
3M Co.	310	54,163
DMCI Holdings, Inc. (Philippines)	74,000	14,745
Honeywell International, Inc.	334	57,602
LT Group, Inc. (Philippines)	54,800	15,184
Siemens AG (Germany)	470	51,152

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
SM Investments Corp. (Philippines)	2,690	$52,606

		245,452

Machinery - 0.2%
Caterpillar, Inc.	278	36,604
Cummins, Inc.	124	20,336
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	1,190	29,287
Daifuku Co. Ltd. (Japan)	1,000	54,693
FANUC Corp. (Japan)	600	106,636
Harmonic Drive Systems, Inc. (Japan)	1,500	56,494
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	2,790	100,283
Illinois Tool Works, Inc.	186	28,687
Jungheinrich AG (Germany)	2,320	51,724
KION Group AG (Germany)	990	52,769
Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)*	1,155	104,861
Nabtesco Corp. (Japan)	2,100	56,573
Samsung Heavy Industries Co. Ltd. (South Korea)*	4,015	23,784
The Weir Group plc (United Kingdom)	4,140	74,846

		797,577

Professional Services - 0.0%##
SGS S.A. (Switzerland)	20	49,389

Road & Rail - 0.0%##
Localiza Rent a Car S.A. (Brazil)	1,400	16,068
Rumo S.A. (Brazil)*	2,900	16,550
Union Pacific Corp.	335	60,283

		92,901

Trading Companies & Distributors - 0.0%##
Fastenal Co.	482	14,846

Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	7,900	48,545
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	340	34,031

		82,576

Total Industrials		2,307,758

Information Technology - 6.3%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	1,680	93,072

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.3%
Cognex Corp.	16,655	$732,987
Halma plc (United Kingdom)	2,535	61,219
Hexagon A.B. - Class B (Sweden)	1,105	53,540
Hollysys Automation Technologies Ltd. (China)	2,980	51,524
Keyence Corp. (Japan)	306	175,598

		1,074,868

IT Services - 3.2%
Alten S.A. (France)	320	39,587
Capgemini SE (France)	195	24,758
International Business Machines Corp.	430	63,743
InterXion Holding N.V. (Netherlands)*	34,995	2,635,124
Keywords Studios plc (Ireland)	597	11,984
Mastercard, Inc. - Class A	19,330	5,262,979
Sopra Steria Group (France)	435	56,148
Visa, Inc. - Class A1	27,650	4,921,700

		13,016,023

Semiconductors & Semiconductor Equipment - 0.4%
Applied Materials, Inc.	492	24,290
Broadcom, Inc.	181	52,488
Intel Corp.	1,898	95,944
KLA Corp.	146	19,903
Lam Research Corp.	84	17,523
Maxim Integrated Products, Inc.	226	13,377
Micron Technology, Inc.*	31,960	1,434,684
Texas Instruments, Inc.	465	58,130

		1,716,339

Software - 2.4%
Dassault Systemes S.E. (France)	185	28,142
Microsoft Corp.	47,380	6,456,473
ServiceNow, Inc.*	11,170	3,098,446
Sophos Group plc (United Kingdom)[2]	14,870	78,501

		9,661,562

Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	168	9,826
Western Digital Corp.	274	14,766

		24,592

Total Information Technology		25,586,456

Materials - 0.1%
Chemicals - 0.1%
Air Liquide S.A. (France)	535	73,850

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Akzo Nobel N.V. (Netherlands)	1,573	$148,420
Dow, Inc.	387	18,746
Eastman Chemical Co.	151	11,378
Givaudan S.A. (Switzerland)	20	53,192
LyondellBasell Industries N.V. - Class A	281	23,517
Mexichem S.A.B. de C.V. (Mexico)	23,200	42,396
OCI N.V. (Netherlands)*	835	21,779
Solvay S.A. (Belgium)	1,180	120,826

		514,104

Containers & Packaging - 0.0%##
International Paper Co.	273	11,987

Metals & Mining - 0.0%##
First Quantum Minerals Ltd. (Zambia)	2,745	25,291
Lundin Mining Corp. (Chile)	4,265	20,650
Nucor Corp.	297	16,151

		62,092

Total Materials		588,183

Real Estate - 3.0%
Equity Real Estate Investment Trusts (REITS) - 3.0%
Acadia Realty Trust[1]	1,335	37,473
Agree Realty Corp.[1]	825	55,151
Alexandria Real Estate Equities, Inc.[1]	310	45,372
American Campus Communities, Inc.[1]	1,320	61,710
American Homes 4 Rent - Class A1	8,060	195,133
American Tower Corp.	7,340	1,553,291
Americold Realty Trust[1]	3,235	108,470
Apartment Investment & Management Co. - Class A1	2,591	128,358
AvalonBay Communities, Inc.[1]	1,360	283,954
Boston Properties, Inc.	1,565	208,067
Brandywine Realty Trust[1]	10,745	158,489
Camden Property Trust[1]	1,025	106,303
Chesapeake Lodging Trust[1]	1,925	52,880
Community Healthcare Trust, Inc.	2,710	111,354
Cousins Properties, Inc.[1]	6,257	220,121
Crown Castle International Corp.[1]	910	121,267
CubeSmart	1,635	55,508
Digital Realty Trust, Inc.	995	113,788
Douglas Emmett, Inc.	1,800	73,476
Equinix, Inc.	4,850	2,435,185
Equity LifeStyle Properties, Inc.	860	106,855
Equity Residential	2,450	193,280

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Essential Properties Realty Trust, Inc.	3,915	$82,685
Essex Property Trust, Inc.	615	185,865
Extra Space Storage, Inc.	580	65,186
Federal Realty Investment Trust	305	40,263
First Industrial Realty Trust, Inc.	2,005	76,571
Gecina S.A. (France)	345	52,934
Getty Realty Corp.	2,320	69,554
HCP, Inc.	4,170	133,148
Healthcare Realty Trust, Inc.	3,555	113,689
Healthcare Trust of America, Inc. - Class A	5,655	152,289
Hibernia REIT plc (Ireland)	41,405	69,212
Host Hotels & Resorts, Inc.	6,735	117,122
Independence Realty Trust, Inc.	7,010	86,574
Inmobiliaria Colonial Socimi S.A. (Spain)	4,590	51,320
Invitation Homes, Inc.	6,459	177,429
Jernigan Capital, Inc.	3,870	76,781
Kimco Realty Corp.	3,575	68,676
Lexington Realty Trust	7,075	69,830
Liberty Property Trust	1,840	96,232
Mid-America Apartment Communities, Inc.	705	83,077
National Retail Properties, Inc.	1,415	73,920
National Storage Affiliates Trust	1,410	42,709
Physicians Realty Trust	7,800	134,238
Plymouth Industrial REIT, Inc.	2,195	40,783
Prologis, Inc.	4,325	348,638
Public Storage	765	185,711
Realty Income Corp.	645	44,640
SBA Communications Corp.*	6,750	1,656,518
Simon Property Group, Inc.	1,720	278,984
STAG Industrial, Inc.	2,260	67,167
STORE Capital Corp.	1,315	44,986
Sun Communities, Inc.	1,185	157,380
Sunstone Hotel Investors, Inc.	4,535	59,907
UDR, Inc.	2,040	93,962
UMH Properties, Inc.	2,885	37,938
Urban Edge Properties	5,210	87,163
Ventas, Inc.	2,720	183,029
VEREIT, Inc.	14,065	128,273
Vornado Realty Trust	1,150	73,968
Weingarten Realty Investors	3,370	94,057
Welltower, Inc.	1,705	141,720

		12,269,613

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Real Estate Management & Development - 0.0%##
Ayala Land, Inc. (Philippines)	54,200	$52,849
Nexity S.A. (France)	375	18,005
SM Prime Holdings, Inc. (Philippines)	90,075	64,399

		135,253

Total Real Estate		12,404,866

Utilities - 0.0%##
Electric Utilities - 0.0%##
Manila Electric Co. (Philippines)	4,520	32,341

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	47,200	32,763

Multi-Utilities - 0.0%##
Engie S.A. (France)	2,380	36,627
Veolia Environnement S.A. (France)	725	18,296

		54,923

Total Utilities		120,027

TOTAL COMMON STOCKS (Identified Cost $133,371,486)		153,375,325

CORPORATE BONDS - 15.8%

Non-Convertible Corporate Bonds - 15.8%

Communication Services - 2.2%
Diversified Telecommunication Services - 1.5%
AT&T, Inc., 4.25%, 3/1/2027	2,350,000	2,527,652
Verizon Communications, Inc., 5.50%, 3/16/2047	2,920,000	3,677,191

		6,204,843

Media - 0.7%
Discovery Communications LLC, 5.20%, 9/20/2047	2,510,000	2,670,690

Wireless Telecommunication Services - 0.0%##
Sprint Corp., 7.125%, 6/15/2024	100,000	109,500

Total Communication Services		8,985,033

Consumer Discretionary - 2.1%
Automobiles - 1.0%
General Motors Co.[4], (3 mo. LIBOR US + 0.900%), 3.353%, 9/10/2021	1,800,000	1,800,339
General Motors Financial Co., Inc., 3.15%, 1/15/2020	2,120,000	2,123,172

		3,923,511

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Diversified Consumer Services - 0.0%##
GEMS MENASA Cayman Ltd. - GEMS Education Delaware, LLC (United Arab Emirates)[2], 7.125%, 7/31/2026	155,000	$158,294

Household Durables - 0.1%
Ashton Woods USA LLC - Ashton Woods Finance Co.[2], 6.75%, 8/1/2025	30,000	29,175
LGI Homes, Inc.[2], 6.875%, 7/15/2026	255,000	259,462
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	256,000	254,080

		542,717

Internet & Direct Marketing Retail - 0.9%
Booking Holdings, Inc., 3.60%, 6/1/2026	3,600,000	3,780,870

Specialty Retail - 0.1%
Staples, Inc.[2], 7.50%, 4/15/2026	155,000	158,488

Total Consumer Discretionary		8,563,880

Consumer Staples - 0.3%
Beverages - 0.3%
Constellation Brands, Inc., 3.875%, 11/15/2019	1,180,000	1,183,939

Energy - 2.8%
Energy Equipment & Services - 0.1%
Nabors Industries, Inc., 5.50%, 1/15/2023	120,000	112,200
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	165,000	151,800

		264,000

Oil, Gas & Consumable Fuels - 2.7%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 1/15/2028	155,000	144,731
Bruin E&P Partners, LLC[2], 8.875%, 8/1/2023	140,000	104,650
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	286,000	274,560
Energy Transfer Operating LP, 6.50%, 2/1/2042	1,620,000	1,918,196
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	207,000	213,417

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	346,000	$136,670
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	1,910,000	2,474,747
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	135,000	126,225
Moss Creek Resources Holdings, Inc.[2], 10.50%, 5/15/2027	20,000	17,600
NuStar Logistics LP, 6.75%, 2/1/2021	105,000	109,725
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	200,000	204,678
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	2,690,000	3,067,300
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	160,000	157,400
Southwestern Energy Co.[5], 6.20%, 1/23/2025	204,000	175,950
W&T Offshore, Inc.[2], 9.75%, 11/1/2023	105,000	100,538
The Williams Companies, Inc., 3.75%, 6/15/2027	1,840,000	1,894,659

		11,121,046

Total Energy		11,385,046

Financials - 5.2%
Banks - 3.1%
Bank of America Corp., 4.00%, 1/22/2025	3,530,000	3,705,253
Citigroup, Inc., 8.125%, 7/15/2039	1,260,000	2,030,402
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	2,620,000	2,653,175
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	1,730,000	1,834,237
Santander Holdings USA, Inc., 4.50%, 7/17/2025	2,320,000	2,460,811

		12,683,878

Capital Markets - 1.2%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	105,000	109,200
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	1,200,000	1,276,620
Morgan Stanley[4], (3 mo. LIBOR US + 1.220%), 3.78%, 5/8/2024	3,510,000	3,558,964

		4,944,784

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 0.1%
SLM Corp., 5.125%, 4/5/2022	275,000	$277,750

Diversified Financial Services - 0.1%
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	200,000	209,000
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[2,7], 6.50%, 9/15/2024	100,000	99,560
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	140,000	138,600

		447,160

Insurance - 0.6%
GTCR AP Finance, Inc.[2], 8.00%, 5/15/2027	20,000	20,450
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	2,270,000	2,426,108

		2,446,558

Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc., 4.875%, 3/15/2027	210,000	210,525

Total Financials		21,010,655

Health Care - 0.4%

Health Care Providers & Services - 0.4%
HCA, Inc., 4.125%, 6/15/2029	1,810,000	1,854,110

Industrials - 1.6%

Airlines - 0.1%
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	615,000	617,029

Commercial Services & Supplies - 0.0%##
The ADT Security Corp., 5.25%, 3/15/2020	105,000	105,787

Construction & Engineering - 0.1%
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	40,000	34,800
Tutor Perini Corp.[2], 6.875%, 5/1/2025	226,000	221,762

		256,562

Industrial Conglomerates - 0.5%
General Electric Co.[6,8], (3 mo. LIBOR US + 3.330%), 5.00%	1,910,000	1,850,312

Machinery - 0.0%##
The Manitowoc Co., Inc.[2], 9.00%, 4/1/2026	40,000	40,300

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine - 0.2%
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	135,000	$136,375
Borealis Finance, LLC[2], 7.50%, 11/16/2022	400,000	378,000
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	330,000	334,950

		849,325

Trading Companies & Distributors - 0.7%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	2,430,000	2,570,500
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	160,000	165,800

		2,736,300

Total Industrials		6,455,615

Information Technology - 0.1%
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	205,000	217,198

Semiconductors & Semiconductor Equipment - 0.1%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	277,000	274,230

Total Information Technology		491,428

Materials - 0.8%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	100,000	102,625

Containers & Packaging - 0.1%
ARD Securities Finance S.A.R.L (Luxembourg)[2,7], 8.75%, 1/31/2023	20,000	20,650
Mauser Packaging Solutions Holding Co.[2], 7.25%, 4/15/2025	105,000	99,488

		120,138

Metals & Mining - 0.7%
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	210,000	208,162
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	235,000	159,800
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	2,270,000	2,308,492
Techniplas LLC[2], 10.00%, 5/1/2020	205,000	178,350

		2,854,804

Total Materials		3,077,567

	PRINCIPAL
	AMOUNT3 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	589,000	$586,996

Real Estate Management & Development - 0.1%
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	150,000	150,003
Forestar Group, Inc.[2], 8.00%, 4/15/2024	150,000	159,750

		309,753

Total Real Estate		896,749

Utilities - 0.1%

Independent Power and Renewable Electricity Producers - 0.1%
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	250,000	260,000

TOTAL CORPORATE BONDS (Identified Cost $62,031,571)		64,164,022

MUTUAL FUNDS - 0.2%
SPDR Gold Shares	2,974	396,167
VanEck Vectors Gold Miners ETF	8,936	236,804

TOTAL MUTUAL FUNDS (Identified Cost $592,685)		632,971

U.S. TREASURY SECURITIES - 21.6%

U.S. Treasury Bonds - 8.6%
U.S. Treasury Bond, 6.25%, 5/15/2030	5,781,000	8,134,273
U.S. Treasury Bond, 4.75%, 2/15/2037	5,964,000	8,154,838
U.S. Treasury Bond, 2.50%, 2/15/2045	9,058,000	9,019,787
U.S. Treasury Bond, 3.00%, 5/15/2047	6,720,000	7,356,825
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	2,240,973	2,275,611

Total U.S. Treasury Bonds (Identified Cost $32,099,782)		34,941,334

U.S. Treasury Notes - 13.0%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	12,267,450	12,123,912
U.S. Treasury Note, 2.375%, 8/15/2024	7,750,000	7,939,209
U.S. Treasury Note, 2.125%, 5/15/2025	8,035,000	8,136,693
U.S. Treasury Note, 1.625%, 5/15/2026	8,177,000	8,017,293

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.375%, 5/15/2027	8,353,000	$8,605,548
U.S. Treasury Note, 2.75%, 2/15/2028	7,675,000	8,134,301

Total U.S. Treasury Notes (Identified Cost $51,768,235)		52,956,956

TOTAL U.S. TREASURY SECURITIES (Identified Cost $83,868,017)		87,898,290

ASSET-BACKED SECURITIES - 4.7%

Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2 , 2.00%, 12/10/2023	28,066	28,032
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2 , 3.561%, 7/15/2030	1,022,178	1,025,458
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[2], 1.99%, 5/15/2029	2,933,076	2,923,666
Invitation Homes Trust, Series 2017-SFR2, Class A2,4, (1 mo. LIBOR US + 0.850%), 3.164%, 12/17/2036	512,544	511,506
Invitation Homes Trust, Series 2017-SFR2, Class B2,4, (1 mo. LIBOR US + 1.150%), 3.464%, 12/17/2036	400,000	399,397
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[2], 2.82%, 2/15/2068	1,225,936	1,232,881
Navient Student Loan Trust, Series 2019-2A, Class A2[2,4], (1 mo. LIBOR US + 1.000%), 3.266%, 2/27/2068	2,590,000	2,619,360
Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	1,285,000	1,302,716
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	977,187	981,206
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	43,458	43,400
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	177,864	177,377
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	302,141

	PRINCIPAL
	AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	472,748	$472,342
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	1,373,066	1,380,979
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	256,143	255,337
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,9], 2.50%, 10/25/2056	1,229,041	1,221,952
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,9], 2.75%, 10/25/2056	964,788	968,336
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,4], (1 mo. LIBOR US + 1.000%), 3.266%, 10/25/2048	907,011	911,968
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	1,166,774	1,164,136
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	1,246,864	1,258,209

TOTAL ASSET-BACKED SECURITIES (Identified Cost $19,077,962)		19,180,399

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	76,059	76,762
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A2, 3.531%, 10/15/2034	1,850,000	1,909,581
CIM Trust, Series 2019-INV1, Class A1[2,9], 4.00%, 2/25/2049	588,947	600,131
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,9], 2.50%, 5/25/2043	952,228	931,718
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,9], 2.13%, 2/25/2043	647,274	634,723
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	1,227,447	1,270,927
Fannie Mae-Aces, Series 2017-M15, Class A1[9], 2.959%, 9/25/2027	1,276,847	1,322,096
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	55,155	55,016

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[9], 1.261%, 8/25/2020	12,531,755	$129,325
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[9], 1.149%, 4/25/2021	7,760,125	130,112
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[9], 1.478%, 10/25/2021	4,988,180	141,031
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[9], 1.298%, 12/25/2021	7,733,486	193,191
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[9], 1.433%, 6/25/2022	9,690,035	342,167
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.191%, 4/25/2023	50,297,966	328,159
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[9], 0.10%, 5/25/2023	37,840,179	153,885
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	1,437,263	1,488,216
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	1,341,958	1,399,584
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	124,739,597	358,838
FREMF Mortgage Trust, Series 2013-K713, Class B2,9, 3.155%, 4/25/2046	1,350,000	1,352,544
FREMF Mortgage Trust, Series 2014-K37, Class B2,9, 4.559%, 1/25/2047	1,657,000	1,786,289
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,505,394	1,496,500
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	42,440	42,741
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,9], 3.00%, 3/25/2043	538,418	539,617
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,9], 3.50%, 5/25/2043	526,379	535,159

	PRINCIPAL
	AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,9], 3.00%, 6/25/2029	672,097	$680,197
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,9], 3.50%, 8/25/2047	1,310,395	1,327,561
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,9], 3.50%, 12/25/2048	1,371,268	1,389,232
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,9], 3.75%, 11/25/2054	526,847	540,807
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,9], 3.75%, 8/25/2055	686,764	705,272
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,9], 3.75%, 11/25/2056	735,791	755,053
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	115,000	115,928
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043	604,388	560,830
Sequoia Mortgage Trust, Series 2013-7, Class A2[9], 3.00%, 6/25/2043	654,204	652,601
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043	764,143	765,161
Starwood Retail Property Trust, Series 2014-STAR, Class A2,4, (1 mo. LIBOR US + 1.220%), 3.545%, 11/15/2027	1,583,520	1,580,214
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	350,000	352,797
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,4, (1 mo. LIBOR US + 1.050%), 3.375%, 12/15/2033	965,000	959,535
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,9], 3.50%, 1/20/2045	736,926	741,386
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,9], 3.50%, 3/20/2045	587,636	590,366

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $28,387,258)		28,935,252

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL
	AMOUNT[3]		VALUE

FOREIGN GOVERNMENT BONDS - 2.9%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	433,000	$338,972
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		6,700,000	6,723,003
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		400,000	399,600
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,562,000	447,541
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,460,000	177,675
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,621,000	287,275
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	57,019
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		3,200,000	3,197,056

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $12,131,548)			11,628,141

U.S. GOVERNMENT AGENCIES - 9.4%

Mortgage-Backed Securities - 9.4%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		89,525	90,825
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		3,524	3,557
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		14,411	14,727
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		73,553	74,634
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		16,494	16,859
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		107,409	108,937
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		16,400	17,156
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033		2,361,918	2,468,145
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		531,043	566,109
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		488,673	521,909
Fannie Mae, Pool #FM1158, 3.50%, 6/1/2034		1,611,000	1,666,424
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		432,241	483,616
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		365,811	415,402
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		823,941	937,608

	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	124,265	$141,378
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	40,429	46,015
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	742,090	800,270
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	519,183	590,777
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	617,056	702,043
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	2,159,533	2,244,092
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	757,895	804,750
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	613,875	641,963
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,052,728	2,120,718
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	1,554,358	1,577,419
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	437,304	461,396
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	1,947,152	2,084,458
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	1,937,611	2,041,032
Fannie Mae, Pool #BK9598, 4.50%, 8/1/2048	596,224	626,731
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	1,104,708	1,183,537
Fannie Mae, Pool #CA2373, 5.00%, 9/1/2048	1,794,524	1,922,577
Fannie Mae, Pool #MA3521, 4.00%, 11/1/2048	1,886,120	1,951,810
Fannie Mae, Pool #BN0622, 4.50%, 1/1/2049	1,632,708	1,715,652
Fannie Mae, Pool #AL8674, 5.65%, 1/1/2049	1,588,864	1,763,867
Fannie Mae, Pool #MA3692, 3.50%, 7/1/2049	2,121,149	2,174,067
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	3,686	3,692
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	20,162	20,651
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	13,539	13,901
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	11,552	11,940
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	19,755	20,389
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	9,552	9,875

Investment Portfolio - July 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL
	AMOUNT3 /
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	652,605	$697,436
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,248	1,394
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	186,339	211,805
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	183,553	208,920
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	190,358	212,027
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	241,191	266,612
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	103,024	116,052
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	144,189	162,778
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,493,908	1,613,148
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	677,460	707,660
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	842,963	884,105

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $37,441,591)		38,142,845

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares, 2.22%[10], (Identified Cost $4,920,889)	4,920,889	4,920,889

VALUE

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Identified Cost $381,823,007)	$408,878,134

TOTAL OPTIONS WRITTEN — 0.0%## (Premiums Received $68,702)	(84,049)

TOTAL INVESTMENTS - 100.6%	408,794,085
LIABILITIES, LESS OTHER ASSETS - (0.6%)	(2,480,471)

NET ASSETS - 100%	$406,313,614

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Electronic Arts, Inc.	112	08/02/2019	$89.00	1,036	$(37,520)

Put
Equinix, Inc.	20	08/16/2019	480	1,004	(9,320)
Cboe Global Markets, Inc.	99	08/23/2019	105.00	1,082	(8,910)
ServiceNow, Inc.	36	08/23/2019	270.00	999	(16,056)
Facebook, Inc. - Class A	53	08/30/2019	185.00	1,029	(12,243)
					(46,529)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(84,049)

Investment Portfolio - July 31, 2019

(unaudited)

*Non-income producing security.

## Less than 0.1%.

1A portion of this security is designated as collateral for options contracts written. As of July 31, 2019, the total value of such securities was $13,324,622.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $43,944,732, or 10.8% of the Series’ net assets as of July 31, 2019.

3Amount is stated in USD unless otherwise noted.

4Floating rate security. Rate shown is the rate in effect as of July 31, 2019.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2019.

7Represents a Payment-In-Kind bond.

8Security is perpetual in nature and has no stated maturity date.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2019.

10Rate shown is the current yield as of July 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$20,786,021	$15,359,233	$5,426,788	$—
Consumer Discretionary	17,305,156	13,205,385	4,099,771	—
Consumer Staples	23,654,692	13,756,387	9,898,305	—
Energy	5,097,679	4,433,127	664,552	—
Financials	16,608,740	15,882,264	726,476	—
Health Care	28,915,747	23,691,440	5,224,307	—
Industrials	2,307,758	837,358	1,470,400	—
Information Technology	25,586,456	25,056,979	529,477	—
Materials	588,183	170,116	418,067	—
Real Estate	12,404,866	12,096,147	308,719	—
Utilities	120,027	—	120,027	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	126,041,135	—	126,041,135	—
Corporate debt:
Communication Services	8,985,033	—	8,985,033	—
Consumer Discretionary	8,563,880	—	8,563,880	—
Consumer Staples	1,183,939	—	1,183,939	—
Energy	11,385,046	—	11,385,046	—

Investment Portfolio - July 31, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Financials	$21,010,655	$—	$21,010,655	$—
Health Care	1,854,110	—	1,854,110	—
Industrials	6,455,615	—	6,455,615	—
Information Technology	491,428	—	491,428	—
Materials	3,077,567	—	3,077,567	—
Real Estate	896,749	—	896,749	—
Utilities	260,000	—	260,000	—
Asset-backed securities	19,180,399	—	19,180,399	—
Commercial mortgage-backed securities	28,935,252	—	28,935,252	—
Foreign government bonds	11,628,141	—	11,628,141	—
Mutual funds	5,553,860	5,553,860	—	—

Total assets	408,878,134	130,042,296	278,835,838	—

Liabilities:
Other financial instruments*:
Equity contracts	(84,049)	(75,139)	(8,910)	—

Total liabilities	(84,049)	(75,139)	(8,910)	—

Total	$408,794,085	$129,967,157	$278,826,928	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2019

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 92.3%

Communication Services - 2.9%
Interactive Media & Services - 1.5%
New Work SE (Germany)	17,727	$6,789,849

Media - 1.4%
Future plc (United Kingdom)	462,645	6,357,641

Total Communication Services		13,147,490

Consumer Discretionary - 8.1%
Hotels, Restaurants & Leisure - 1.8%
Basic-Fit N.V. (Netherlands)*[1]	128,515	4,061,708
Minor International PCL (Thailand)	1,504,246	1,957,078
Minor International PCL - NVDR (Thailand)	1,603,754	2,086,541

		8,105,327

Internet & Direct Marketing Retail - 1.1%
Baozun, Inc. - ADR (China)*	102,285	5,074,359

Leisure Products - 0.3%
MIPS AB (Sweden)	70,217	1,287,761

Multiline Retail - 0.9%
Poya International Co. Ltd. (Taiwan)	315,000	4,343,361

Specialty Retail - 3.1%
Ace Hardware Indonesia Tbk PT (Indonesia)	46,286,100	6,047,660
Com7 PCL - NVDR (Thailand)	5,961,900	4,862,383
Wilcon Depot, Inc. (Philippines)	11,628,628	3,587,707

		14,497,750

Textiles, Apparel & Luxury Goods - 0.9%
Bata India Ltd. (India)	98,290	1,861,006
Moncler S.p.A. (Italy)	50,865	2,088,534

		3,949,540

Total Consumer Discretionary		37,258,098

Consumer Staples - 6.1%
Beverages - 3.5%
Royal Unibrew A/S (Denmark)	180,555	13,455,409
Varun Beverages Ltd. (India)	298,223	2,758,802

		16,214,211

Food & Staples Retailing - 0.7%
Dino Polska S.A. (Poland)*[1]	85,074	3,197,544

Food Products - 0.9%
Indofood Sukses Makmur Tbk PT (Indonesia)	7,984,200	4,008,690

Household Products - 0.5%
Pigeon Corp. (Japan)	68,400	2,494,197

1

Investment Portfolio - July 31, 2019

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 0.5%
TCI Co. Ltd. (Taiwan)	158,000	$2,089,983

Total Consumer Staples		28,004,625

Energy - 0.4%
Energy Equipment & Services - 0.4%
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	25,145	2,000,138

Financials - 12.9%
Banks - 5.5%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)*	24,249,509	5,484,122
Federal Bank Ltd. (India)	4,003,355	5,350,465
FinecoBank Banca Fineco S.p.A. (Italy)	937,950	9,330,733
Tisco Financial Group PCL (Thailand)	1,282,900	4,197,624
Tisco Financial Group PCL - NVDR (Thailand)	292,000	955,418

		25,318,362

Capital Markets - 2.0%
AJ Bell plc (United Kingdom)	654,790	3,316,552
Euronext N.V. (Netherlands)[1]	78,375	6,050,282

		9,366,834

Consumer Finance - 4.8%
Gruppo MutuiOnline S.p.A. (Italy)	146,505	2,507,325
Krungthai Card PCL - NVDR (Thailand)	7,945,700	12,254,593
Muangthai Capital PCL - NVDR (Thailand)	2,422,000	4,733,877
Transaction Capital Ltd. (South Africa)	1,588,175	2,546,616

		22,042,411

Insurance - 0.6%
Anicom Holdings, Inc. (Japan)	72,900	2,539,394

Total Financials		59,267,001

Health Care - 21.4%
Biotechnology - 2.6%
Abcam plc (United Kingdom)	569,680	9,022,707
Vitrolife AB (Sweden)	152,515	2,936,244

		11,958,951

Health Care Equipment & Supplies - 10.3%
Arjo AB - Class B (Sweden)	1,095,980	4,411,286
Asahi Intecc Co. Ltd. (Japan)	318,200	8,314,984
BioMerieux (France)	28,940	2,448,993
Carl Zeiss Meditec AG (Germany)	78,670	8,619,827
Cellavision AB (Sweden)	88,865	3,605,649
DiaSorin S.p.A. (Italy)	45,410	5,266,333
Nanosonics Ltd. (Australia)*	923,285	3,448,713

2

Investment Portfolio - July 31, 2019

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Ossur HF (Iceland)	311,635	$2,058,937
Revenio Group OYJ (Finland)	64,777	1,459,659
Sartorius AG (Germany)	13,780	2,787,433
Top Glove Corp. Berhad (Malaysia)	2,566,400	2,816,148
Xvivo Perfusion AB (Sweden)*	106,020	1,874,314

		47,112,276

Health Care Providers & Services - 4.2%
Amplifon S.p.A. (Italy)	196,754	4,849,470
Fagron (Belgium)	234,980	3,901,814
Korian S.A. (France)	268,805	10,609,975

		19,361,259

Health Care Technology - 0.4%
Pro Medicus Ltd. (Australia)	90,830	1,896,371

Life Sciences Tools & Services - 0.5%
Biotage AB (Sweden)	227,672	2,455,097

Pharmaceuticals - 3.4%
ALK-Abello A/S (Denmark)*	16,510	3,734,256
Dechra Pharmaceuticals plc (United Kingdom)	332,995	11,893,572

		15,627,828

Total Health Care		98,411,782

Industrials - 22.9%
Aerospace & Defense - 2.2%
CAE, Inc. (Canada)	380,165	10,251,608

Commercial Services & Supplies - 1.8%
Prestige International, Inc. (Japan)	179,500	2,748,404
Tomra Systems ASA (Norway)	188,535	5,545,173

		8,293,577

Electrical Equipment - 2.1%
Varta AG (Germany)*	42,600	3,230,345
V-Guard Industries Ltd. (India)	1,073,925	3,617,269
Voltronic Power Technology Corp. (Taiwan)	130,000	2,809,410

		9,657,024

Machinery - 9.3%
Daifuku Co. Ltd. (Japan)	163,600	8,947,820
Interpump Group S.p.A. (Italy)	205,070	5,764,387
Rational AG (Germany)	8,290	5,642,943
Rotork plc (United Kingdom)	544,450	2,032,931
Techtronic Industries Co. Ltd. (Hong Kong)	1,931,500	14,363,896

3

Investment Portfolio - July 31, 2019

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
VAT Group AG (Switzerland)[1]	47,040	$5,881,860

		42,633,837

Professional Services - 6.7%
ALS Ltd. (Australia)	796,195	3,903,297
L&T Technology Services Ltd. (India)[1]	212,985	4,447,898
Nihon M&A Center, Inc. (Japan)	157,300	4,221,235
Persol Holdings Co. Ltd. (Japan)	206,400	4,992,188
Teleperformance (France)	62,835	13,188,297

		30,752,915

Transportation Infrastructure - 0.8%
International Container Terminal Services, Inc. (Philippines)	1,336,720	3,546,199

Total Industrials		105,135,160

Information Technology - 14.4%
Electronic Equipment, Instruments & Components - 2.2%
Electrocomponents plc (United Kingdom)	843,285	6,213,482
Halma plc (United Kingdom)	156,965	3,790,628

		10,004,110

IT Services - 4.4%
Altran Technologies S.A. (France)	375,920	5,930,290
GMO Payment Gateway, Inc. (Japan)	41,165	2,974,135
Keywords Studios plc (Ireland)	223,090	4,478,319
NET One Systems Co. Ltd. (Japan)	256,000	6,752,074

		20,134,818

Semiconductors & Semiconductor Equipment - 0.5%
LEENO Industrial, Inc. (South Korea)	53,910	2,513,846

Software - 7.3%
CyberArk Software Ltd. (Israel)*	39,255	5,451,734
Nemetschek SE (Germany)	177,130	9,847,951
Netcompany Group A/S (Denmark)*[1]	197,610	7,762,853
SimCorp A/S (Denmark)	56,545	5,096,542
Technology One Ltd. (Australia)	325,305	1,697,558
Xero Ltd. (New Zealand)*	83,710	3,685,083

		33,541,721

Total Information Technology		66,194,495

Materials - 2.0%
Chemicals - 2.0%
Chr. Hansen Holding A/S (Denmark)	102,820	8,977,927

4

Investment Portfolio - July 31, 2019

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Grand City Properties S.A. (Germany)	243,815	$5,492,852

TOTAL COMMON STOCKS
(Identified Cost $343,074,731)		423,889,568

WARRANTS - 0.0%##

Consumer Discretionary - 0.0%##

Hotels, Restaurants & Leisure - 0.0%##
Minor International PCL - Warrants (Expires 09/30/2021) (Thailand)*	75,212	13,450
Minor International PCL - NVDR - Warrants (Expires 09/30/2021) (Thailand)*	118,708	21,229

		34,679

TOTAL WARRANTS (Identified Cost $—)		34,679

SHORT-TERM INVESTMENT - 7.3%

Dreyfus Government Cash Management, Institutional Shares, 2.22%[2],
(Identified Cost $33,585,820)	33,585,820	33,585,820

TOTAL INVESTMENTS - 99.6%
(Identified Cost $376,660,551)		457,510,067
OTHER ASSETS, LESS LIABILITIES - 0.4%		2,024,684

NET ASSETS - 100%		$459,534,751

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

*Non-income producing security.

## Less than 0.1%.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $31,402,145, or 6.8% of the Series’ net assets as of July 31, 2019.

2Rate shown is the current yield as of July 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

5

Investment Portfolio - July 31, 2019

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Common stocks:
Communication Services	$13,147,490	$—	$13,147,490	$—
Consumer Discretionary	37,258,098	5,074,359	32,183,739	—
Consumer Staples	28,004,625	—	28,004,625	—
Energy	2,000,138	—	2,000,138	—
Financials	59,267,001	—	59,267,001	—
Health Care	98,411,782	—	98,411,782	—
Industrials	105,135,160	10,251,608	94,883,552	—
Information Technology	66,194,495	5,451,734	60,742,761	—
Materials	8,977,927	—	8,977,927	—
Real Estate	5,492,852	—	5,492,852	—
Warrants:
Consumer Discretionary	34,679	34,679	—	—
Mutual fund	33,585,820	33,585,820	—	—

Total assets	$457,510,067	$54,398,200	$403,111,867	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2019

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 98.7%

Manning & Napier Blended Asset Conservative Series - Class R6	92,552	$1,047,692
Manning & Napier Blended Asset Moderate Series - Class R6	23,807	269,729

TOTAL AFFILIATED INVESTMENT COMPANIES - 98.7%
(Identified Cost $1,259,128)		1,317,421
OTHER ASSETS, LESS LIABILITIES - 1.3%		17,149

NET ASSETS - 100%		$1,334,570

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$1,317,421	$1,317,421	$—	$—

Total assets	$1,317,421	$1,317,421	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

1

Investment Portfolio - July 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2019 is set forth below:

TARGET 2015 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/19	SHARES HELD AT 7/31/19	DIVIDEND INCOME 11/1/18 THROUGH 7/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 7/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Conservative Series - Class R6	$1,279,950	$443,099	$745,665	$1,047,692	92,552	$20,951	$ (6,610)	$76,917
Blended Asset Moderate Series - Class R6	844,809	61,565	658,153	269,729	23,807	8,960	(12,393)	33,902

	$2,124,759	$504,664	$1,403,818	$1,317,421		$29,911	$(19,003)	$110,819

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2019

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	257,130	$2,833,567
Manning & Napier Blended Asset Moderate Series - Class R6	4,617,820	52,319,899

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0%
(Identified Cost $52,281,707)		55,153,466
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(17,732)

NET ASSETS - 100%		$55,135,734

## Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$55,153,466	$55,153,466	$—	$—

Total assets	$55,153,466	$55,153,466	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

1

Investment Portfolio - July 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2019 is set forth below:

TARGET 2020 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/19	SHARES HELD AT 7/31/19	DIVIDEND INCOME 11/1/18 THROUGH 7/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 7/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$ 9,358,378	$ 547,633	$ 7,122,025	$ 2,833,567	257,130	$ 119,387	$ (301,182)	$ 381,356
Blended Asset Moderate Series - Class R6	84,363,708	9,114,918	44,147,120	52,319,899	4,617,820	1,464,941	(1,854,242)	4,842,634

	$93,722,086	$9,662,551	$51,269,145	$55,153,466		$1,584,328	$(2,155,424)	$5,223,990

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2019

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	2,450,087	$26,999,956
Manning & Napier Blended Asset Moderate Series - Class R6	3,500,519	39,660,886

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $62,899,652)		66,660,842
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(9,927)

NET ASSETS - 100%		$66,650,915

## Less than (0.1%).

Fair Value Information

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$66,660,842	$66,660,842	$—	$—

Total assets	$66,660,842	$66,660,842	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

1

Investment Portfolio - July 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2019 is set forth below:

TARGET 2025 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/19	SHARES HELD AT 7/31/19	DIVIDEND INCOME 11/1/18 THROUGH 7/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 7/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$ 29,628,989	$ 3,752,418	$ 8,545,427	$ 26,999,956	2,450,087	$ 488,391	$(73,427)	$ 2,333,857
Blended Asset Moderate Series - Class R6	29,756,456	10,535,815	3,631,353	39,660,886	3,500,519	663,757	39,716	2,960,251

	$59,385,445	$14,288,233	$12,176,780	$66,660,842		$1,152,148	$(33,711)	$5,294,108

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2019

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	6,716,340	$74,014,065

Manning & Napier Blended Asset Maximum Series - Class R6	333,359	4,153,658

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $73,675,627)		78,167,723
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(29,256)

NET ASSETS - 100%		$78,138,467

## Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$78,167,723	$78,167,723	$—	$—

Total assets	$78,167,723	$78,167,723	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

1

Investment Portfolio - July 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2019 is set forth below:

TARGET 2030 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/19	SHARES HELD AT 7/31/19	DIVIDEND INCOME 11/1/18 THROUGH 7/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 7/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$109,347,539	$13,737,084	$53,466,658	$74,014,065	6,716,340	$1,654,819	$(2,274,037)	$7,031,097
Blended Asset Maximum Series - Class R6	12,222,962	872,582	8,248,033	4,153,658	333,359	95,850	(120,409)	35,157

	$121,570,501	$14,609,666	$61,714,691	$78,167,723		$1,750,669	$(2,394,446)	$7,066,254

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2019

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	2,874,268	$31,674,433
Manning & Napier Blended Asset Maximum Series - Class R6	1,142,552	14,236,195

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $43,419,126)		45,910,628
OTHER ASSETS, LESS LIABILITIES - 0.0%##		2,429

NET ASSETS - 100%		$45,913,057

## Less than 0.1%.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$45,910,628	$45,910,628	$—	$—

Total assets	$45,910,628	$45,910,628	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

1

Investment Portfolio - July 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2019 is set forth below:

TARGET 2035 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/19	SHARES HELD AT 7/31/19	DIVIDEND INCOME 11/1/18 THROUGH 7/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 7/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset
Extended Series - Class R6	$24,251,400	$ 7,462,103	$2,565,564	$31,674,433	2,874,268	$458,538	$ 97,714	$2,509,161
Blended Asset
Maximum Series - Class R6	13,074,707	2,939,624	2,420,291	14,236,195	1,142,552	149,699	586,805	709,404

	$37,326,107	$10,401,727	$4,985,855	$45,910,628		$608,237	$684,519	$3,218,565

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2019

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	2,037,367	$22,451,783
Manning & Napier Blended Asset Maximum Series - Class R6	2,309,911	28,781,486

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $48,464,215)		51,233,269
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(11,587)

NET ASSETS - 100%		$51,221,682

## Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$51,233,269	$51,233,269	$—	$—

Total assets	$51,233,269	$51,233,269	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

1

Investment Portfolio - July 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2019 is set forth below:

TARGET 2040 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/19	SHARES HELD AT 7/31/19	DIVIDEND INCOME 11/1/18 THROUGH 7/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 7/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$29,068,763	$5,406,479	$13,462,906	$22,451,783	2,037,367	$457,940	$(542,826)	$2,078,445
Blended Asset Maximum Series - Class R6	43,914,852	6,179,727	20,606,928	28,781,486	2,309,911	413,051	316,790	1,168,768

	$72,983,615	$11,586,206	$34,069,834	$51,233,269		$870,991	$(226,036)	$3,247,213

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2019

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%

Manning & Napier Blended Asset Extended Series - Class R6	437,375	$4,819,871
Manning & Napier Blended Asset Maximum Series - Class R6	1,624,304	20,238,826

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.9% (Identified Cost $23,800,445)		25,058,697
OTHER ASSETS, LESS LIABILITIES - 0.1%		14,558

NET ASSETS - 100%		$25,073,255

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$25,058,697	$25,058,697	$—	$—

Total assets	$25,058,697	$25,058,697	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

1

Investment Portfolio - July 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2019 is set forth below:

TARGET 2045 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/19	SHARES HELD AT 7/31/19	DIVIDEND INCOME 11/1/18 THROUGH 7/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 7/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$3,067,693	$1,802,673	$450,299	$ 4,819,871	437,375	$ 64,258	$ 18,468	$ 391,709
Blended Asset Maximum Series - Class R6	17,444,750	4,516,493	2,739,082	20,238,826	1,624,304	210,037	865,294	1,041,729

	$20,512,443	$6,319,166	$3,189,381	$25,058,697		$274,295	$883,762	$1,433,438

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2019

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Maximum Series - Class R6	2,419,786	$30,150,530

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $28,674,177)		30,150,530
OTHER ASSETS, LESS LIABILITIES - 0.0%##		2,090

NET ASSETS - 100%		$30,152,620

## Less than 0.1%.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$30,150,530	$30,150,530	$—	$—

Total assets	$30,150,530	$30,150,530	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

1

Investment Portfolio - July 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2019 is set forth below:

TARGET 2050 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/19	SHARES HELD AT 7/31/19	DIVIDEND INCOME 11/1/18 THROUGH 7/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 7/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$33,049,623	$8,874,346	$12,220,091	$30,150,530	2,419,786	$350,144	$694,116	$1,396,026

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2019

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%

Manning & Napier Blended Asset Maximum Series - Class R6	987,752	$12,307,389

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.9% (Identified Cost $11,652,586)		12,307,389
OTHER ASSETS, LESS LIABILITIES - 0.1%		17,248

NET ASSETS - 100%		$12,324,637

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$12,307,389	$12,307,389	$—	$—

Total assets	$12,307,389	$12,307,389	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

1

Investment Portfolio - July 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2019 is set forth below:

TARGET 2055 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/19	SHARES HELD AT 7/31/19	DIVIDEND INCOME 11/1/18 THROUGH 7/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 7/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$10,223,687	$3,361,681	$2,012,394	$12,307,389	987,752	$124,971	$564,330	$684,785

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2019

(unaudited)

TARGET 2060 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%

Manning & Napier Blended Asset Maximum Series - Class R6	941,576	$11,732,042

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.7% (Identified Cost $11,328,955)		11,732,042
OTHER ASSETS, LESS LIABILITIES - 0.3%		29,992

NET ASSETS - 100%		$11,762,034

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$11,732,042	$11,732,042	$—	$—

Total assets	$11,732,042	$11,732,042	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

1

Investment Portfolio - July 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2019 is set forth below:

TARGET 2060 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/19	SHARES HELD AT 7/31/19	DIVIDEND INCOME 11/1/18 THROUGH 7/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 7/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$11,393,453	$4,324,947	$4,159,641	$11,732,042	941,576	$133,955	$217,955	$571,709

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2019

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Conservative Series - Class R6	6,815,149	$77,147,488

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $73,981,536)		77,147,488
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(23,348)

NET ASSETS - 100%		$77,124,140

## Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$77,147,488	$77,147,488	$—	$—

Total assets	$77,147,488	$77,147,488	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or July 31, 2019.

1

Investment Portfolio - July 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2019 is set forth below:

TARGET INCOME SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/19	SHARES HELD AT 7/31/19	DIVIDEND INCOME 11/1/18 THROUGH 7/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 7/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Conservative Series - Class R6	$125,824,382	$8,710,229	$60,581,405	$77,147,488	6,815,149	$2,509,324	$(2,157,341)	$5,351,623

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2